UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	May 31, 2022

MLP Energy Infrastructure Fund

Goldman Sachs MLP Energy Infrastructure Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs MLP Energy Infrastructure Fund

The following are highlights both of key factors affecting energy-related equity markets and of any key changes made to the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) during the six months ended May 31, 2022 (the “Reporting Period”). Attribution highlights are provided if the Fund materially outperformed or underperformed its benchmark during the Reporting Period. A fuller review of the markets and these changes will appear in the Fund’s annual shareholder report covering the 12 months ended November 30, 2022.

Market and Economic Review

•

Energy-related equities posted strong gains during the Reporting Period overall, as crude oil and natural gas prices rose. The prices of West Texas Intermediate (“WTI”) crude oil and natural gas climbed 73.27% and 86.55%, respectively, during the Reporting Period.

•	Energy infrastructure master limited partnerships (“MLPs”), as measured by the Alerian MLP Index,[1] produced a total return of 32.43%.

•	The broader midstream[2] sector, as measured by the Alerian Midstream Energy Index[3] (which includes both energy MLPs and “C” corporations), generated a total return of 28.79%.

•

In December 2021, as the Reporting Period began, commodities and energy-related equities broadly rebounded from a brief but sharp sell-off driven by worries that the spread of the COVID-19 Omicron variant might hurt near-term demand for commodities. Data suggesting the highly transmissible variant was “less severe” helped ease market fears.

•	During the first quarter of 2022, commodities and energy-related equities advanced as underlying fundamentals strengthened.

•

U.S. oil demand ticked higher, while supply struggled to keep pace due to years of upstream[4] capital expenditure cuts, strong discipline from OPEC+[5] and U.S. producers remaining focused on maximizing free cash flow. The result was undersupplied energy markets, which were further pressured by the Russian invasion of Ukraine on February 24th, given that Russia was a major global exporter of crude oil and natural gas.

•	After the invasion, crude oil prices rose, with WTI reaching $128 per barrel — its highest level since 2008 — in early March.

•

During April and May 2022, energy-related equities and the broader midstream energy sector, in particular, traded alongside volatility in crude oil prices, driven, in turn, by developments surrounding the Russia/Ukraine conflict, the possibility of a European Union ban on Russian oil and potential oil demand-side concerns stemming from rising COVID-19 cases and lockdown procedures in China.

•	At the end of the Reporting Period, midstream fundamentals remained the healthiest on record, in the view of the Goldman Sachs Energy and Infrastructure Team.

•

Midstream energy company management teams generally were no longer prioritizing growth and instead were focusing on capital discipline, balance sheet strength, and above all, generating free cash flow and returning it back to investors via dividends and buybacks.

[1]	Source: Alerian. The Alerian MLP Index is the leading gauge of energy infrastructure MLPs. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX). It is not possible to invest directly in an unmanaged index.
[2]	The midstream component of the energy industry is usually defined as those companies providing products or services that help link the supply side (i.e., energy producers) and the demand side (i.e., energy end-users for any type of energy commodity). Such midstream businesses can include, but are not limited to, those that process, store, market and transport various energy commodities.
[3]	Source: Alerian. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return (AMNA), total-return (AMNAX), net total-return (AMNAN), and adjusted net total-return (AMNTR) basis.
[4]	The upstream component of the energy industry is usually defined as those operations stages in the oil and gas industry that involve exploration and production. Upstream operations deal primarily with the exploration stages of the oil and gas industry, with upstream firms taking the first steps to first locate, test and drill for oil and gas. Later, once reserves are proven, upstream firms will extract any oil and gas from the reserve.
[5]	OPEC+ is comprised of the Organization of the Petroleum Exporting Countries (“OPEC”) and Russia.

MARKET REVIEW

•

The midstream energy sector continued to offer some of the highest yields in the equity asset class at the end of the Reporting Period, with the Alerian MLP Index yielding more than 6%, five times that of the S&P 500® Index and twice the yields of both utilities and real estate investment trusts.

•

Strong crude oil and natural gas prices continued to support earnings momentum across the sector, with the majority of the top U.S. midstream energy companies beating consensus expectations for earnings before interest, taxes, depreciation and amortization (“EBITDA”) in the fourth quarter of 2021.[6]

Fund Changes and Highlights

No material changes were made to the Fund during the Reporting Period.

•	The Fund generated strong positive absolute returns during the Reporting Period but underperformed its benchmark, the Alerian MLP Index.

•

The relative underperformance was largely driven by stock selection, specifically the Fund’s allocations to special purpose acquisition companies (“SPACs”), which came under significant pressure during the Reporting Period. SPACs are not represented in the Alerian MLP Index.

•	By the end of the Reporting Period, we had eliminated the Fund’s common stock exposure to SPACs.[7]

•

The Fund’s largest individual detractors were Fast Radius Inc., a SPAC that significantly reduced its 2022 revenue expectations, as well as underweight positions relative to the custom renewables benchmark in Brazilian state-run hydroelectric generation company Centrais Eletricas Brasilier and Brazil’s largest energy supplier ENGIE Brasil Energia.

•

Its shares fell after FSRD significantly reduced its 2022 revenue expectations, as the economic slowdown and supply chain disruptions impaired customer demand for its cloud-based manufacturing process. The decline jeopardized the company’s ability to raise the capital it needed to build out its operations.

•

In terms of exposures, the Fund was hurt most by stock selection in the gathering and processing subsector.[8] An underweight relative to the Alerian MLP Index in the pipeline transportation/natural gas subsector also detracted from relative performance, as this subsector benefited from a significant rally in natural gas prices and natural gas-related equities amid a growing global natural gas crisis.

[6]	Ten of the top 15 U.S. midstream energy companies in the Alerian US Midstream Energy Index beat consensus EBITDA expectations for the fourth quarter of 2021.
[7]	The Fund still held a very small, but illiquid, position in SPAC warrants and founder shares at the end of the Reporting Period.
[8]	Sector and subsector allocations are defined by GSAM and may differ from sector allocations used by the Alerian MLP Index.

FUND BASICS

Goldman Sachs MLP Energy Infrastructure Fund

as of May 31, 2022

PERFORMANCE REVIEW

December 1, 2021–May 31, 2022	Fund Total Return (based on NAV)[1]	Alerian MLP Index (Total Return, Unhedged, USD)[2]

Class A	26.91%	32.43%
Class C	26.42	32.43
Institutional	27.13	32.43
Investor	27.09	32.43
Class R6	27.14	32.43
Class R	26.72	32.43
Class P	27.15	32.43

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Alerian MLP Index (Total Return, Unhedged, USD) is a composite of the 50 most prominent energy master limited partnerships calculated by S&P Global Ratings using a float-adjusted market capitalization methodology. The Alerian MLP Index is disseminated by the New York Stock Exchange real-time on a price return basis (NYSE: AMZ). The corresponding total return index is calculated and disseminated daily through ticker AMZX. The Alerian MLP Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 5/31/22[3]

Holding	% of Net Assets	Line of Business

Energy Transfer LP	8.9%	Pipeline Transportation | Natural Gas

MPLX LP	8.2	Gathering + Processing

Western Midstream Partners LP	7.3	Gathering + Processing

Targa Resources Corp.	6.5	Gathering + Processing

Enterprise Products Partners LP	6.1	Pipeline Transportation | Natural Gas

Magellan Midstream Partners LP	6.1	Pipeline Transportation | Petroleum

Cheniere Energy, Inc.	4.9	Other | Liquefaction

Plains All American Pipeline LP	4.5	Pipeline Transportation | Petroleum

DCP Midstream LP	4.5	Gathering + Processing
The Williams Cos., Inc.	4.3	Gathering + Processing

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[4]

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 100.2%
Gathering + Processing – 41.4%
1,575,000	Crestwood Equity Partners LP	$45,895,500
1,825,000	DCP Midstream LP	65,535,750
3,200,000	EnLink Midstream LLC	36,480,000
581,250	Hess Midstream LP Class A	18,942,937
3,650,000	MPLX LP	120,267,500
825,000	ONEOK, Inc.	54,326,250
1,325,000	Targa Resources Corp.	95,426,500
1,687,500	The Williams Cos., Inc.	62,538,750
3,875,000	Western Midstream Partners LP	107,143,750

		606,556,937

Integrated – 1.3%
43,500	Chevron Corp.	7,597,710
120,000	Exxon Mobil Corp.	11,520,000

		19,117,710

Marketing | Wholesale – 1.4%
512,500	Sunoco LP	21,135,500

Other – 2.9%
71,250	American Water Works Co., Inc.	10,776,562
195,795	Archaea Energy, Inc. (PIPE)	3,904,152
579,205	Archaea Energy, Inc. Class A*	11,549,348
112,250	Canadian Natural Resources Ltd.	7,445,543
550,000	Clean Energy Fuels Corp.*	3,041,500
69,602	Fast Radius, Inc. (PIPE)(a)	36,847
203,881	Fast Radius, Inc. Founder Shares*(a)	105,651
537,500	Tidewater Renewables Ltd.*	5,698,601

		42,558,204

Other | Liquefaction – 6.6%
325,000	Cheniere Energy Partners LP	17,475,250
525,000	Cheniere Energy, Inc.	71,804,250
700,000	NextDecade Corp.*	5,012,000
700,000	Tellurian, Inc.*	3,339,000

		97,630,500

Pipeline Transportation | Natural Gas – 19.8%
575,000	DTE Midstream LLC*	33,407,500
11,250,000	Energy Transfer LP	131,175,000
3,262,500	Enterprise Products Partners LP	89,457,750
618,750	TC Energy Corp.	35,788,500

		289,828,750

Pipeline Transportation | Petroleum – 21.1%
787,500	Enbridge, Inc.	36,343,125
625,000	Genesis Energy LP	7,650,000
1,725,000	Magellan Midstream Partners LP	89,182,500
950,000	NuStar Energy LP	15,247,500
225,000	PBF Logistics LP	3,663,000
906,250	Pembina Pipeline Corp.	36,467,500
5,850,000	Plains All American Pipeline LP	66,631,500
2,450,000	Plains GP Holdings LP Class A	29,302,000
1,737,500	Shell Midstream Partners LP	24,568,250

		309,055,375

Power Generation – 0.9%
24,125	DTE Energy Co.	3,201,629
140,000	NextEra Energy, Inc.	10,596,600

		13,798,229

Production + Mining | Hydrocarbon – 4.8%
97,500	ConocoPhillips	10,955,100
150,000	Devon Energy Corp.	11,235,000
80,000	Diamondback Energy, Inc.	12,161,600
81,000	EOG Resources, Inc.	11,093,760
425,000	Marathon Oil Corp.	13,357,750
40,000	Pioneer Natural Resources Co.	11,117,600

		69,920,810

TOTAL COMMON STOCKS
(Cost $1,360,664,685)		$1,469,602,015

Units	Expiration Date	Strike price	Value

Warrants* – 0.0%
Special Purpose Acquisition Company – 0.0%
Fast Radius, Inc. Private
333,300		$11.50	$26,497
Fast Radius, Inc. (PIPE)(a)
348,009	02/11/2028	11.50	26,832

TOTAL WARRANTS
(Cost $499,950)			$53,329

Shares	Dividend Rate	Value

Investment Company(b) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
568,567	0.660%	$568,567
(Cost $568,567)

TOTAL INVESTMENTS – 100.3%
(Cost $1,361,733,202)		$1,470,223,911

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(3,669,554)

NET ASSETS – 100.0%		$1,466,554,357

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $169,330, which represents

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

approximately 0.0% of the Fund’s net assets as of May 31, 2022. See additional details below:

Restricted Security	Acquisition Date	Cost
Fast Radius, Inc. Founder Shares	02/11/2021	$—
Fast Radius, Inc. (PIPE)	02/11/2021	499,950
Fast Radius, Inc. (PIPE) Warrants	02/11/2021	—

(b)	Represents an Affiliated fund.

Investment Abbreviations:
GP	—General Partnership
LLC	—Limited Liability Company
LP	—Limited Partnership
PIPE	—Private Investment in Public Equity

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Assets and Liabilities

May 31, 2022 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $1,361,164,635)	$1,469,655,344
Investments of affiliated issuers, at value (cost $568,567)	568,567
Cash	7,680,692
Foreign currencies, at value (cost $5,042)	5,057
Receivables:
Investments sold	6,622,503
Fund shares sold	1,993,517
Dividends	1,230,447
Prepaid federal and state income taxes	23,216,746
Other assets	83,203
Total assets	1,511,056,076

Liabilities:
Payables:
Investments purchased	9,241,498
Fund shares redeemed	1,666,309
Management fees	1,165,685
Distribution and service fees and transfer agent fees	83,928
Deferred taxes, net	31,933,162
Accrued expenses	411,137
Total liabilities	44,501,719

Net Assets:
Paid-in capital	2,402,743,946
Total distributable earnings (loss)	(936,189,589)
NET ASSETS	$1,466,554,357
Net Assets:
Class A	$50,268,163
Class C	26,672,363
Institutional	196,694,513
Investor	47,050,213
Class R6	178,936,463
Class R	807,627
Class P	966,125,015
Total Net Assets	$1,466,554,357
Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	1,793,467
Class C	1,048,304
Institutional	6,680,057
Investor	1,624,763
Class R6	6,068,728
Class R	29,743
Class P	32,674,428
Net asset value, offering and redemption price per share:(a)
Class A	$28.03
Class C	25.44
Institutional	29.45
Investor	28.96
Class R6	29.49
Class R	27.15
Class P	29.57

(a)	Maximum public offering price per share for Class A Shares is $29.66. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Operations

For the Six Months Ended May 31, 2022 (Unaudited)

Investment income:

Dividends — unaffiliated issuers (net of tax withholding of $491,156)	$37,774,089

Dividends — affiliated issuers	2,849

Interest	1,069

Return of Capital on Dividends	(26,887,141)

Total investment income	10,890,866

Expenses:

Management fees	6,510,563

Transfer Agency fees(a)	285,202

Professional fees	181,188

Franchise tax expense	101,702

Distribution and Service (12b-1) fees(a)	157,185

Custody, accounting and administrative services	85,439

Printing and mailing costs	63,214

Registration fees	57,738

Service Share fees — Class C	32,934

Trustee fees	11,258

Other	22,000

Total operating expenses, before taxes	7,508,423

Less — expense reductions	(1,402)

Net operating expenses, before taxes	7,507,021

NET INVESTMENT INCOME, BEFORE TAXES	3,383,845

Current and deferred tax expense	(189,000)

NET INVESTMENT GAIN NET OF INCOME TAXES	3,194,845

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	39,798,785

Purchased options	529,334

Written options	490,347

Foreign currency transactions	(12,379)

Current and deferred tax expense	(2,345,469)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	293,777,947

Purchased Options	797,385

Unfunded Loan Commitment	501,263

Written options	(818,802)

Foreign currency translation	23,703

Current and deferred tax expense	(16,907,963)

Net realized and unrealized gain, net of taxes	315,834,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$319,028,996

(a)	Class specific Distribution and/or Service (12b-1), and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agent Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$56,389	$98,801	$1,995	$36,089	$21,078	$36,159	$35,443	$24,257	$639	$131,537

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021
From operations:

Net investment income (loss), net of taxes	$3,194,845	$(3,105,754)

Net realized gain, net of taxes	38,460,618	256,112,634

Net change in unrealized gain, net of taxes	277,373,533	145,328,242

Net increase in net assets resulting from operations	319,028,996	398,335,122

Distributions to shareholders:

From distributable earnings

Class A Shares	(1,401,373)	(2,670,879)

Class C Shares	(862,666)	(1,985,880)

Institutional Shares	(5,310,742)	(11,471,227)

Investor Shares	(1,315,679)	(2,547,163)

Class R6 Shares	(4,764,157)	(10,514,769)

Class R Shares	(24,629)	(44,881)

Class P Shares	(25,859,068)	(46,497,058)

Total distributions to shareholders	(39,538,314)	(75,731,857)

From share transactions:

Proceeds from sales of shares	176,217,846	226,775,467

Reinvestment of distributions	38,544,179	72,644,488

Cost of shares redeemed	(205,821,496)	(427,116,910)

Net increase (decrease) in net assets resulting from share transactions	8,940,529	(127,696,955)

TOTAL INCREASE	288,431,211	194,906,310

Net assets:

Beginning of period	1,178,123,146	983,216,836

End of period	$1,466,554,357	$1,178,123,146

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class A Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,
			2021		2020	2019	2018	2017
Per Share Data*

Net asset value, beginning of period	$22.75		$17.15		$26.10	$31.90	$34.00	$39.40

Net investment income (loss)(a)	0.02		(0.13	)(b)	(0.15)	(0.30)	(0.10)	(0.35)

Net realized and unrealized gain (loss)	6.06		7.23		(7.86)	(3.00)	0.35	(2.85)

Total from investment operations	6.08		7.10		(8.01)	(3.30)	0.25	(3.20)

Distributions to shareholders from net investment income	(0.80)		(1.50)		—	(0.15)	(0.80)	(0.25)

Distributions to shareholders from return of capital	—		—		(0.94)	(2.35)	(1.55)	(1.95)

Total distributions	(0.80)		(1.50)		(0.94)	(2.50)	(2.35)	(2.20)

Net asset value, end of period	$28.03		$22.75		$17.15	$26.10	$31.90	$34.00

Total return(c)	26.91%		41.88%		(27.83)%	(11.06)%	0.23%	(8.35)%

Net assets, end of period (in 000s)	$50,268		$39,835		$34,024	$60,112	$95,120	$115,467

Ratio of total expenses to average net assets after tax (benefit)/expense(d)	2.91	%(e)	0.43%		2.64%	1.67%	1.67%	1.52%

Ratio of net expenses to average net assets after tax (benefit)/expense(d)	2.91	%(e)	0.42%		2.61%	1.67%	1.67%	1.52%

Ratio of net expenses to average net assets before tax (benefit)/expense	1.46	%(e)	1.45%		1.49%	1.44%	1.40%	1.42%

Ratio of net investment income (loss) to average net assets(f)	0.16	%(e)	(0.60)%		(0.81)%	(1.02)%	(0.34)%	(0.85)%

Portfolio turnover rate(g)	33%		166%		139%	51%	68%	42%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class C Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,
			2021		2020	2019	2018	2017
Per Share Data*

Net asset value, beginning of period	$20.79		$15.88		$24.55	$30.35	$32.70	$38.25

Net investment loss(a)	(0.07)		(0.27	)(b)	(0.29)	(0.50)	(0.35)	(0.60)

Net realized and unrealized gain (loss)	5.52		6.68		(7.44)	(2.80)	0.35	(2.75)

Total from investment operations	5.45		6.41		(7.73)	(3.30)	—	(3.35)

Distributions to shareholders from net investment income	(0.80)		(1.50)		—	(0.15)	(0.80)	(0.25)

Distributions to shareholders from return of capital	—		—		(0.94)	(2.35)	(1.55)	(1.95)

Total distributions	(0.80)		(1.50)		(0.94)	(2.50)	(2.35)	(2.20)

Net asset value, end of period	$25.44		$20.79		$15.88	$24.55	$30.35	$32.70

Total return(c)	26.42%		40.85%		(28.47)%	(11.64)%	(0.38)%	(9.15)%

Net assets, end of period (in 000s)	$26,672		$25,647		$24,897	$58,044	$92,201	$124,291

Ratio of total expenses to average net assets after tax (benefit)/expense(d)	3.66	%(e)	1.18%		3.39%	2.42%	2.44%	2.28%

Ratio of net expenses to average net assets after tax (benefit)/expense(d)	3.66	%(e)	1.16%		3.37%	2.42%	2.44%	2.28%

Ratio of net expenses to average net assets before tax (benefit)/expense	2.21	%(e)	2.20%		2.24%	2.19%	2.15%	2.17%

Ratio of net investment loss to average net assets(f)	(0.59	)%(e)	(1.35)%		(1.63)%	(1.77)%	(1.06)%	(1.60)%

Portfolio turnover rate(g)	33%		166%		139%	51%	68%	42%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Institutional Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,
			2021		2020	2019	2018	2017
Per Share Data*

Net asset value, beginning of period	$23.82		$17.84		$26.95	$32.75	$34.75	$40.10

Net investment income (loss)(a)	0.07		(0.05	)(b)	(0.11)	(0.20)	0.10	(0.15)

Net realized and unrealized gain (loss)	6.36		7.53		(8.06)	(3.10)	0.25	(3.00)

Total from investment operations	6.43		7.48		(8.17)	(3.30)	0.35	(3.15)

Distributions to shareholders from net investment income	(0.80)		(1.50)		—	(0.15)	(0.80)	(0.25)

Distributions to shareholders from return of capital	—		—		(0.94)	(2.35)	(1.55)	(1.95)

Total distributions	(0.80)		(1.50)		(0.94)	(2.50)	(2.35)	(2.20)

Net asset value, end of period	$29.45		$23.82		$17.84	$26.95	$32.75	$34.75

Total return(c)	27.13%		42.40%		(27.54)%	(10.77)%	0.67%	(8.21)%

Net assets, end of period (in 000s)	$196,695		$160,785		$182,236	$502,633	$651,132	$1,711,829

Ratio of total expenses to average net assets after tax (benefit)/expense(d)	2.54	%(e)	0.06%		2.25%	1.28%	1.43%	1.14%

Ratio of net expenses to average net assets after tax (benefit)/expense(d)	2.54	%(e)	0.05%		2.22%	1.28%	1.43%	1.14%

Ratio of net expenses to average net assets before tax (benefit)/expense	1.09	%(e)	1.09%		1.10%	1.05%	1.01%	1.03%

Ratio of net investment income (loss) to average net assets(f)	0.53	%(e)	(0.21)%		(0.56)%	(0.61)%	0.34%	(0.42)%

Portfolio turnover rate(g)	33%		166%		139%	51%	68%	42%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Investor Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,
			2021		2020	2019	2018	2017
Per Share Data*

Net asset value, beginning of period	$23.45		$17.60		$26.65	$32.50	$34.50	$39.85

Net investment income (loss)(a)	0.05		(0.08	)(b)	(0.15)	(0.25)	(0.05)	(0.25)

Net realized and unrealized gain (loss)	6.26		7.43		(7.96)	(3.10)	0.40	(2.90)

Total from investment operations	6.31		7.35		(8.11)	(3.35)	0.35	(3.15)

Distributions to shareholders from net investment income	(0.80)		(1.50)		—	(0.15)	(0.80)	(0.25)

Distributions to shareholders from return of capital	—		—		(0.94)	(2.35)	(1.55)	(1.95)

Total distributions	(0.80)		(1.50)		(0.94)	(2.50)	(2.35)	(2.20)

Net asset value, end of period	$28.96		$23.45		$17.60	$26.65	$32.50	$34.50

Total return(c)	27.09%		42.23%		(27.63)%	(11.01)%	0.68%	(8.26)%

Net assets, end of period (in 000s)	$47,050		$40,346		$32,396	$98,506	$142,664	$156,974

Ratio of total expenses to average net assets after tax (benefit)/expense(d)	2.66	%(e)	0.18%		2.38%	1.42%	1.43%	1.29%

Ratio of net expenses to average net assets after tax (benefit)/expense(d)	2.66	%(e)	0.17%		2.36%	1.42%	1.43%	1.29%

Ratio of net expenses to average net assets before tax (benefit)/expense	1.21	%(e)	1.20%		1.23%	1.19%	1.15%	1.17%

Ratio of net investment income (loss) to average net assets(f)	0.41	%(e)	(0.36)%		(0.73)%	(0.77)%	(0.07)%	(0.63)%

Portfolio turnover rate(g)	33%		166%		139%	51%	68%	42%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class R6 Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2018(a)
			2021		2020	2019
Per Share Data*

Net asset value, beginning of period	$23.85		$17.86		$27.00	$32.75	$32.15

Net investment income (loss)(b)	0.07		(0.04	)(c)	(0.05)	(0.20)	(0.10)

Net realized and unrealized gain (loss)	6.37		7.53		(8.15)	(3.05)	2.50

Total from investment operations	6.44		7.49		(8.20)	(3.25)	2.40

Distributions to shareholders from net investment income	(0.80)		(1.50)		—	(0.15)	(0.65)

Distributions to shareholders from return of capital	—		—		(0.94)	(2.35)	(1.15)

Total distributions	(0.80)		(1.50)		(0.94)	(2.50)	(1.80)

Net asset value, end of period	$29.49		$23.85		$17.86	$27.00	$32.75

Total return(d)	27.14%		42.41%		(27.60)%	(10.60)%	7.15%

Net assets, end of period (in 000s)	$178,936		$138,288		$181,968	$165,252	$205,470

Ratio of total expenses to average net assets after tax (benefit)/expense(e)	2.53	%(f)	0.05%		2.26%	1.26%	1.11	%(f)

Ratio of net expenses to average net assets after tax (benefit)/expense(e)	2.53	%(f)	0.04%		2.23%	1.26%	1.11	%(f)

Ratio of net expenses to average net assets before tax (benefit)/expense	1.08	%(f)	1.08%		1.11%	1.04%	1.00	%(f)

Ratio of net investment income (loss) to average net assets(g)	0.54	%(f)	(0.17)%		(0.29)%	(0.66)%	(0.46	)%(f)

Portfolio turnover rate(h)	33%		166%		139%	51%	68%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Commenced operations on April 2, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Annualized with the exception of tax expenses.
(g)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class R Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,
			2021		2020	2019	2018	2017
Per Share Data*

Net asset value, beginning of period	$22.09		$16.72		$25.60	$31.40	$33.55	$39.05

Net investment loss(a)	(0.01)		(0.18	)(b)	(0.17)	(0.40)	(0.20)	(0.40)

Net realized and unrealized gain (loss)	5.87		7.05		(7.77)	(2.90)	0.40	(2.90)

Total from investment operations	5.86		6.87		(7.94)	(3.30)	0.20	(3.30)

Distributions to shareholders from net investment income	(0.80)		(1.50)		—	(0.15)	(0.80)	(0.25)

Distributions to shareholders from return of capital	—		—		(0.94)	(2.35)	(1.55)	(1.95)

Total distributions	(0.80)		(1.50)		(0.94)	(2.50)	(2.35)	(2.20)

Net asset value, end of period	$27.15		$22.09		$16.72	$25.60	$31.40	$33.55

Total return(c)	26.72%		41.57%		(28.11)%	(11.24)%	0.24%	(8.83)%

Net assets, end of period (in 000s)	$808		$731		$796	$1,012	$2,254	$2,009

Ratio of total expenses to average net assets after tax (benefit)/expense(d)	3.16	%(e)	0.67%		2.90%	1.92%	1.93%	1.77%

Ratio of net expenses to average net assets after tax (benefit)/expense(d)	3.16	%(e)	0.66%		2.87%	1.92%	1.93%	1.77%

Ratio of net expenses to average net assets before tax (benefit)/expense	1.71	%(e)	1.70%		1.74%	1.69%	1.65%	1.68%

Ratio of net investment loss to average net assets(f)	(0.09	)%(e)	(0.85)%		(0.94)%	(1.31)%	(0.59)%	(1.06)%

Portfolio turnover rate(g)	33%		166%		139%	51%	68%	42%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class P Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2018(a)
			2021		2020	2019
Per Share Data*

Net asset value, beginning of period	$23.92		$17.91		$27.05	$32.85	$34.80

Net investment income (loss)(b)	0.07		(0.05	)(c)	(0.08)	(0.20)	(0.15)

Net realized and unrealized gain (loss)	6.38		7.56		(8.12)	(3.10)	—	(d)

Total from investment operations	6.45		7.51		(8.20)	(3.30)	(0.15)

Distributions to shareholders from net investment income	(0.80)		(1.50)		—	(0.15)	(0.65)

Distributions to shareholders from return of capital	—		—		(0.94)	(2.35)	(1.15)

Total distributions	(0.80)		(1.50)		(0.94)	(2.50)	(1.80)

Net asset value, end of period	$29.57		$23.92		$17.91	$27.05	$32.85

Total return(e)	27.15%		42.40%		(27.55)%	(10.73)%	(0.72)%

Net assets, end of period (in 000s)	$966,125		$772,491		$526,900	$843,448	$1,073,157

Ratio of total expenses to average net assets after tax (benefit)/expense(f)	2.53	%(g)	0.05%		2.26%	1.27%	1.05	%(g)

Ratio of net expenses to average net assets after tax (benefit)/expense(f)	2.53	%(g)	0.04%		2.23%	1.27%	1.05	%(g)

Ratio of net expenses to average net assets before tax (benefit)/expense	1.08	%(g)	1.08%		1.10%	1.04%	1.00	%(g)

Ratio of net investment income (loss) to average net assets(h)	0.54	%(g)	(0.23)%		(0.38)%	(0.61)%	(0.68	)%(g)

Portfolio turnover rate(i)	33%		166%		139%	51%	68%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)	Less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Annualized with the exception of tax expenses.
(h)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”). The Fund is a non-diversified portfolio under the Act offering seven classes of shares — Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, net of any foreign withholding taxes, and less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the MLPs. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Distributions to Shareholders — Over the long term, the Fund makes distributions to its shareholders each fiscal quarter at a rate that is approximately equal to the distributions the Fund receives from the MLPs and other securities in which it invests. To permit the Fund to maintain more stable quarterly distributions, the distribution for any particular quarterly period may be more or less than the amount of total distributable earnings actually earned by the Fund. The Fund estimates that only a portion of the distributions paid to shareholders will be treated as income. The remaining portion of the Fund’s distribution, which may be significant, is expected to be a return of capital. These estimates are based on the Fund’s operating results during the period, and their final federal income tax characterization may differ.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/Tax differences based on the appropriate tax character.

E.  Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, but will rather be taxed as a corporation. As a result, the Fund is obligated to pay

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

federal, state and local income tax on its taxable income. The Fund invests primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/losses, which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory United States (“U.S.”) federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the Fund’s valuation allowance include: the nature, frequency and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset. Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s NAV and results of operations in the period it is recorded. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate operating income/loss and gains/losses and current taxes and deferred tax liabilities and/or asset balances for purposes of daily reporting of NAVs and financial statement reporting. In addition, sales of MLP investments will result in allocations to the Fund of taxable ordinary income or loss and capital gain or loss, each in amounts that will not be reported to the Fund until the following year, in magnitudes often not readily estimable before such reporting is made.

It is the Fund’s policy to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states, and such returns are subject to examination by the tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on its net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments in Public Equities — The Fund may invest in equity securities of an issuer that are issued through a private investment in public equity (“PIPE”) transaction. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common stock. Securities purchased through PIPE transactions will be restricted from trading and generally considered illiquid until a registration statement for the shares is filed and declared effective. These securities are valued the same as other equity securities as noted above and generally include a Liquidity Valuation Adjustment (LVA), which is a discount to the market

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

price of an issuer’s common stock, to reflect trading restrictions. The LVA is based on the length of the lock-up time period and volatility of the underlying security. Securities purchased through PIPE transactions are classified as Level 2 until such time as the trading restriction is removed.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Options Contracts — When the Fund writes call or put options contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Special Purpose Acquisition Companies — The Fund may invest in stock of, warrants to purchase stock of, and other interests in, special purpose acquisition companies or similar special purpose entities that pool funds to seek potential merger and acquisition opportunities (collectively, “SPACs”). SPACs are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC’s initial public offering. Stock purchased in a SPAC’s initial public offering are valued the same as other equity securities as noted above. Certain private SPAC investments (e.g. “founder shares” and private warrants), however, may be subject to forfeiture or expire worthless if certain events do not take place. A

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Probability Value Adjustment (PVA) is applied to such securities until such contingencies have been satisfied. An LVA may also be applied to securities which are subject to externally imposed and legally enforceable trading restrictions. Such positions are generally classified as Level 3. The Fund may also enter into an unfunded commitment to purchase securities in a PIPE transaction and will satisfy the commitment if and when the SPAC completes its merger or acquisition. The Fund may purchase securities in a SPAC PIPE transaction only upon such contingencies being satisfied. Such investments are valued similar to founder shares mentioned above and are generally classified as Level 3.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2022:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock(a)

North America	$1,469,459,517	$142,498	$—

Warrants	—	53,329	—

Investment Company	568,567	—	—

Total	$1,470,028,084	$195,827	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended May 31, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) on purchased options and written options/Net unrealized gain (loss) on purchased options and written options	$1,019,681	$(21,417)

For the six months ended May 31, 2022, the relevant values for each derivative types was as follows:

Average Number of Shares/Units(a)

Purchased Options	Written Options	Forwards
$1,102,100	$573,340	$12,680

(a)	Amounts disclosed represent average number of shares/units outstanding for purchased options, written options and notional amounts for forward contracts, based on absolute value, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended May 31, 2022.

5. TAXATION

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate. During the six months ended May 31, 2022, the Fund reevaluated its blended state income tax rate, increasing the rate from 1.14% to 1.39% due to

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

5. TAXATION (continued)

anticipated change in state apportionment of income and gains. The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Application of statutory income tax rate	$71,062,675	21.00%
State income taxes, net of federal benefit	4,703,672	1.39%
Change in estimated deferred tax rate	(1,406,499)	-0.42%
Effect of permanent differences	(497,006)	-0.14%

Change in valuation allowance	(54,420,410)	-16.08%

Total current and deferred income tax expense, net	$19,442,432	5.75%

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. At May 31, 2022, components of the Fund’s deferred tax assets and liabilities were as follows:

Deferred Tax Assets:
Federal Net operating loss carryforward	$3,682,982
State Net operating loss carryforward	243,778
Capital loss carryforward (tax basis)	147,659,030
Other tax assets	695,966
Valuation Allowance	(94,361,326)
Total Deferred Tax Assets	$57,920,430

Deferred Tax Liabilities:
Net unrealized gains on investment securities (tax basis)	$(61,859,785)
Book vs tax partnership income to be recognized	(27,993,807)
Total Deferred Tax Liabilities	$(89,853,592)
Net Deferred Tax Asset/(Liability)	$(31,933,162)

At May 31, 2022, the Fund had net operating loss carryforwards, subject to expiration and limitation based on the fiscal year generated, as follows:

For the Fiscal Year Ended	Amount	Expiration
November 30, 2022	$17,538,010	Indefinite

At May 31, 2022, the Fund had loss carryforwards, subject to expiration and limitation based on the fiscal year generated, as follows:

For the Fiscal Year Ended:	Amount	Expiration
November 30, 2019	$100,894,687	November 30, 2024
November 30, 2020	$558,591,824	November 30, 2025

The Fund reviews the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing, the Fund’s management considers available carrybacks, reversing temporary taxable differences, and tax planning, if any. As a result of its analysis of the recoverability of its deferred tax assets, the Fund recorded $94,361,326 of valuation allowances as of May 31, 2022.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

5. TAXATION (continued)

For the six months ended May 31, 2022, components of the Fund’s current and deferred tax benefit are as follows:

	Current	Deferred	Total
Federal	$—	$70,642,564	$70,642,564
State	$77,736	$3,142,542	$3,220,278
Valuation Allowance	$—	$(54,420,410)	$(54,420,410)

Total	$77,736	$19,364,696	$19,442,432

For the six months ended May 31, 2022, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. At May 31, 2022, gross unrealized appreciation and depreciation of investments, based on cost, for federal income tax purposes was as follows:

Tax Cost	$1,068,771,906
Gross unrealized gain	436,522,129
Gross unrealized loss	(35,070,124)
Net unrealized security gain (loss)	$401,452,005

Any difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales and differences related to the tax treatment of partnership investments.

For the six months ended May 31, 2022, the Fund distributions are estimated to be comprised of 100% from taxable income and 0% return of capital. Shareholders will be informed of the final tax characterization of the distributions in February 2023. The Fund’s tax years ended November 30, 2018 through November 30, 2021 remain open for examination by U.S. and state tax authorities. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next 12 months.

6. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended May 31, 2022, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Net Management Rate^
1.00%	0.90%	0.86%	0.84%	0.82%	0.97%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests. For the six months ended May 31, 2022, GSAM waived $1,402 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs,

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

6. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2022, Goldman Sachs advised that it retained $2,026 and $0 of the sales charges applicable to Class A and Class C Shares, respectively.

D.  Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to its customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.064%. The Other Expense limitation will remain in place through at least March 30, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the six months ended May 31, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Total Expense Reductions
$1,402	$1,402

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

6. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Other Transactions with Affiliates — For the six months ended May 31, 2022, Goldman Sachs earned $22,341 in brokerage commissions from portfolio transactions on behalf of the Fund.

The table below shows the transactions in and earnings from investments in all affiliated funds as of and for the six months ended May 31, 2022:

Underlying Fund	Beginning Value as of November 30, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of May 31, 2022	Shares as of May 31, 2022	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$63,880,035	$(63,311,468)	$568,567	568,567	$2,849

H.  Line of Credit Facility — As of May 31, 2022, the Fund participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2022, the Fund did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2022, were $437,282,113 and $447,878,568, respectively.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. For example, in response to the outbreak of a novel strain of coronavirus (known as COVID-19), the U.S. Government passed the Coronavirus Aid, Relief and Economic Security Act in March 2020, which established loan programs for certain issuers impacted by COVID-19. Among other conditions, borrowers under these loan programs are generally restricted from paying dividends. The adoption of new legislation could further limit or restrict the ability of issuers to pay dividends. To the extent that dividend-paying securities are concentrated in only a few market sectors, the Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investments were diversified across different sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

8. OTHER RISKS (continued)

Geographic and Sector Risk — The Fund focuses its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Investments in Other Investment Companies — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

8. OTHER RISKS (continued)

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Fund may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Fund to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Special Purpose Acquisition Companies Risk — The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

8. OTHER RISKS (continued)

of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Strategy Risk — The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risks — Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk. In calculating the Fund’s daily NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV which could have an effect on the market price of the shares. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses.

Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance which could have an effect on the market price of the shares. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date, other than above, have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

28

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	MLP Energy Infrastructure Fund

	For the Six Months Ended May 31, 2022 (Unaudited)		For the Fiscal Year Ended November 30, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	189,949	$4,851,534	320,598	$6,939,716
Reinvestment of distributions	52,001	1,394,247	119,908	2,645,248
Shares redeemed	(199,558)	(5,014,110)	(673,270)	(14,356,234)
	42,392	1,231,671	(232,764)	(4,771,270)
Class C Shares
Shares sold	26,659	615,477	113,858	2,241,938
Reinvestment of distributions	35,344	859,566	97,676	1,977,155
Shares redeemed	(247,390)	(5,698,134)	(545,323)	(10,857,031)
	(185,387)	(4,223,091)	(333,789)	(6,637,938)
Institutional Shares
Shares sold	799,744	21,441,680	1,288,833	28,487,092
Reinvestment of distributions	153,863	4,328,137	365,963	8,419,642
Shares redeemed	(1,023,072)	(27,470,914)	(5,118,680)	(114,577,102)
	(69,465)	(1,701,097)	(3,463,884)	(77,670,368)
Investor Shares
Shares sold	141,348	3,864,841	426,838	9,407,651
Reinvestment of distributions	47,568	1,314,375	111,912	2,546,525
Shares redeemed	(284,477)	(7,815,144)	(658,755)	(14,217,583)
	(95,561)	(2,635,928)	(120,005)	(2,263,407)
Class R6 Shares
Shares sold	1,096,376	30,371,725	469,312	10,232,839
Reinvestment of distributions	169,118	4,764,157	461,167	10,514,565
Shares redeemed	(994,583)	(28,202,636)	(5,320,042)	(123,194,028)
	270,911	6,933,246	(4,389,563)	(102,446,624)
Class R Shares
Shares sold	3,730	94,513	14,961	322,793
Reinvestment of distributions	951	24,629	2,087	44,880
Shares redeemed	(8,014)	(210,470)	(31,555)	(605,180)
	(3,333)	(91,328)	(14,507)	(237,507)
Class P Shares
Shares sold	4,209,337	114,978,076	7,729,027	169,143,438
Reinvestment of distributions	915,562	25,859,068	2,004,492	46,496,473
Shares redeemed	(4,748,849)	(131,410,088)	(6,858,181)	(149,309,752)
	376,050	9,427,056	2,875,338	66,330,159

NET INCREASE (DECREASE)	335,607	$8,940,529	(5,679,174)	$(127,696,955)

29

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Fund Expenses — Six Month Period Ended May 31, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 through May 31, 2022, which represents a period of 182 days in a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MLP Energy Infrastructure Fund
Share Class	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/22*
Class A
Actual	$1,000.00	$1,269.10		$8.20
Hypothetical 5% return	1,000.00	1,017.70	+	7.29
Class C
Actual	1,000.00	1,264.20		12.42
Hypothetical 5% return	1,000.00	1,013.96	+	11.05
Institutional
Actual	1,000.00	1,271.30		6.12
Hypothetical 5% return	1,000.00	1,019.55	+	5.44
Investor
Actual	1,000.00	1,270.90		6.79
Hypothetical 5% return	1,000.00	1,018.95	+	6.04
Class R6
Actual	1,000.00	1,271.40		6.06
Hypothethical 5% return	1,000.00	1,019.60	+	5.39
Class R
Actual	1,000.00	1,267.20		9.61
Hypothetical 5% return	1,000.00	1,016.46	+	8.55
Class P
Actual	1,000.00	1,271.50		6.06
Hypothethical 5% return	1,000.00	1,019.60	+	5.39

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2022. Deferred tax benefit (expense) is not included in the ratio calculation. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P

MLP Energy Infrastructure	1.45%	2.20%	1.08%	1.20%	1.07%	1.70%	1.07%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

30

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

31

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Fund’s operations are difficult to predict.

32

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.13 trillion in assets under supervision as of March 31, 2022, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Roy W. Templin Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund will file its portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of May 31, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

“Alerian MLP Index”, “Alerian MLP Total Return Index”, “AMZ” and “AMZX” are trademarks of Alerian and their use is granted under a license from Alerian.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 284653-OTU-16362 MLPEISAR-22

Goldman Sachs Funds

Semi-Annual Report	May 31, 2022

Energy Funds
Clean Energy Income Fund
Energy Infrastructure Fund

Goldman Sachs Energy Funds

∎	CLEAN ENERGY INCOME FUND

∎	ENERGY INFRASTRUCTURE FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Energy Funds

The following are highlights both of key factors affecting the energy-related equity markets and of any key changes made to the Goldman Sachs Energy Funds (the “Funds”) during the six months ended May 31, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended November 30, 2022.

Market and Economic Review

•

Energy-related equities posted strong gains during the Reporting Period overall, as crude oil and natural gas prices rose. The prices of West Texas Intermediate (“WTI”) crude oil and natural gas climbed 73.27% and 86.55%, respectively, during the Reporting Period.

•	Energy infrastructure master limited partnerships (“MLPs”), as measured by the Alerian MLP Index,[1] produced a total return of 32.43%.

•	The broader midstream[2] sector, as measured by the Alerian Midstream Energy Index[3] (which includes both energy MLPs and “C” corporations), generated a total return of 28.79%.

•

In December 2021, as the Reporting Period began, commodities and energy-related equities broadly rebounded from a brief but sharp sell-off driven by worries that the spread of the COVID-19 Omicron variant might hurt near-term demand for commodities. Data suggesting the highly transmissible variant was “less severe” helped ease market fears.

•	During the first quarter of 2022, commodities and energy-related equities advanced, as underlying fundamentals strengthened.

•

U.S. oil demand ticked higher, while supply struggled to keep pace due to years of upstream[4] capital expenditure cuts, strong discipline from OPEC+[5] and U.S. producers remaining focused on maximizing free cash flow. The result was undersupplied energy markets, which were further pressured by the Russian invasion of Ukraine on February 24th, given that Russia was a major global exporter of crude oil and natural gas.

•	After the invasion of Ukraine, crude oil prices rose, with WTI reaching $128 per barrel — its highest level since 2008 — in early March.

•

During April and May 2022, energy-related equities and the broader midstream energy sector, in particular, traded alongside volatility in crude oil prices, driven, in turn, by developments surrounding the Russia/Ukraine conflict, the possibility of a European Union ban on Russian oil and potential oil demand-side concerns stemming from rising COVID-19 cases and lockdown procedures in China.

•	At the end of the Reporting Period, midstream fundamentals remained the healthiest on record, in the view of the Goldman Sachs Energy and Infrastructure Team (the “Team”).

•

Midstream energy company management teams generally were no longer prioritizing growth and instead were focusing on capital discipline, balance sheet strength, and above all, generating free cash flow and returning it back to investors via dividends and buybacks.

[1]	Source: Alerian. The Alerian MLP Index is the leading gauge of energy infrastructure MLPs. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX). It is not possible to invest directly in an unmanaged index.
[2]	The midstream component of the energy industry is usually defined as those companies providing products or services that help link the supply side (i.e., energy producers) and the demand side (i.e., energy end-users for any type of energy commodity). Such midstream businesses can include, but are not limited to, those that process, store, market and transport various energy commodities.
[3]	Source: Alerian. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return (AMNA), total-return (AMNAX), net total-return (AMNAN), and adjusted net total-return (AMNTR) basis.
[4]	The upstream component of the energy industry is usually defined as those operations stages in the oil and gas industry that involve exploration and production. Upstream operations deal primarily with the exploration stages of the oil and gas industry, with upstream firms taking the first steps to first locate, test and drill for oil and gas. Later, once reserves are proven, upstream firms will extract any oil and gas from the reserve.
[5]	OPEC+ is comprised of the Organization of the Petroleum Exporting Countries (“OPEC”) and Russia.

1

MARKET REVIEW

•

The midstream energy sector continued to offer some of the highest yields in the equity asset class at the end of the Reporting Period, with the Alerian MLP Index yielding more than 6%, five times that of the S&P 500® Index and twice the yields of both utilities and real estate investment trusts.

•

Strong crude oil and natural gas prices continued to support earnings momentum across the sector, with the majority of the top U.S. midstream energy companies beating consensus expectations for earnings before interest, taxes, depreciation and amortization (“EBITDA”) in the fourth quarter of 2021.[6]

Clean Energy Infrastructure

•

Clean energy infrastructure securities, as measured by a custom renewables benchmark, returned -1.78% during the Reporting Period. (The custom renewables benchmark is comprised 50% of the Eagle North American Renewables Infrastructure Index,[7] 35% of the Indxx YieldCo[8] and Renewable Energy Income Index and 15% of the Eagle Global Renewables Infrastructure Index.9)

•

During the first half of the Reporting Period, broad-based risk-off sentiment, or decreased risk appetite, drove the performance of clean energy infrastructure securities, as investors focused on inflationary pressures, global economic growth forecasts and fears of recession.

•

In late February 2022, following Russia’s invasion of Ukraine, clean energy infrastructure securities moved sharply higher. The Russia/Ukraine war highlighted the importance of energy security, which may have boosted the outlook for clean energy as well as investor sentiment about clean energy infrastructure securities.

•	At the end of the Reporting Period, the fundamental backdrop for clean energy and clean energy infrastructure equities remained compelling in the Team’s view.

•

The Team believed the attributions of clean energy businesses — contracted/regulated cash flows, potential hedges to inflation and interest rate movements, and sustained “green” capital expenditures by governments and corporations — could serve as tailwinds for the clean energy infrastructure sector going forward.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

Goldman Sachs Clean Energy Income Fund

•	The Goldman Sachs Clean Energy Income Fund (the “Fund”) generated negative absolute returns and underperformed its blended benchmark, which is the custom renewables benchmark referenced above.

•

The Fund’s relative performance was hurt most by stock selection, most notably its investments in special purpose acquisition companies ( “SPACs”), which are not held by the custom renewables benchmark. The Fund’s lack of exposure to Brazilian energy suppliers also detracted.

•

The Fund’s largest individual detractors were Fast Radius Inc., a SPAC that significantly reduced its 2022 revenue expectations, as well as underweight positions relative to the custom renewables benchmark in Brazilian state-run hydroelectric generation company Centrais Eletricas Brasilier and Brazil’s largest energy supplier ENGIE Brasil Energia.

•

The Fund eliminated its common share exposure to special purpose acquisition companies (“SPACs”) after SPACs came under significant pressure during the Reporting Period. SPACs are not represented in the Fund’s benchmark, the Alerian MLP Index.[10]

[6]	Ten of the top 15 U.S. midstream energy companies in the Alerian US Midstream Energy Index beat consensus EBITDA expectations for the fourth quarter of 2021.
[7]	The Eagle North American Renewables Infrastructure Index is designed to track the performance of renewables infrastructure or renewables-related infrastructure assets, primarily wind, solar, hydro, biomass and electric transmission lines. Constituents are companies whose stocks trade in either the U.S. or Canada, though assets owned by these companies can have a global reach. The index is a capped, float-adjusted, capitalization-weighted index developed by Eagle Global Advisors and disseminated real-time on a price-return basis (RENEWNA) and on a total-return basis (RENEWNAT).
[8]	The Indxx YieldCo & Renewable Energy Income Index is designed to track the performance of income-paying renewable energy companies and companies categorized as YieldCos (i.e., producers of biofuels) listed in developed and emerging markets.
[9]	The Eagle Global Renewables Infrastructure Index is designed to track the performance of renewables infrastructure or renewables-related infrastructure assets, primarily wind, solar, hydro, biomass and electric transmission lines. Constituents are companies whose stocks trade globally in OECD countries. (The Organization for Economic Co-operation and Development is an intergovernmental economic organization with 37 member countries, founded in 1961 to stimulate economic progress and world trade.) The index is a capped, float-adjusted, capitalization-weighted index developed by Eagle Global Advisors and disseminated real-time on a price-return basis (RENEW) and on a total-return basis (RENEWTR).
[10]	The Fund still held a very small, but illiquid, position in SPAC warrants and founder shares at the end of the Reporting Period.

2

FUND BASICS

Goldman Sachs Clean Energy Income Fund

as of May 31, 2022

Investment Objective and Principal Investment Strategy (condensed)

The Goldman Sachs Clean Energy Income Fund (the “Fund”) seeks total return through current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity securities issued by clean energy companies. The Fund may invest up to 25% of its total assets (measured at the time of purchase) in master limited partnerships that are taxed as partnerships and may invest up to 20% of its Net Assets in securities of companies that are not clean energy companies. Goldman Sachs Asset Management expects the Fund’s investments to be weighted in favor of companies that pay dividends or other current distributions.

PERFORMANCE REVIEW

December 1, 2021–May 31, 2022	Fund Total Return (based on NAV)[1]	Clean Energy Income Composite Index[2]	Eagle North American Renewables Infrastructure Index[2]	Indxx Yieldco and Renewable Energy Income Index[2]	Eagle Global Renewables Infrastructure Index[2]
Class A	-3.44%	-1.78%	-0.85%	-3.65%	-1.34%
Class C	-3.76	-1.78	-0.85	-3.65	-1.34
Institutional	-3.21	-1.78	-0.85	-3.65	-1.34
Investor	-3.29	-1.78	-0.85	-3.65	-1.34
Class R6	-3.21	-1.78	-0.85	-3.65	-1.34
Class R	-3.52	-1.78	-0.85	-3.65	-1.34
Class P	-3.21	-1.78	-0.85	-3.65	-1.34

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Clean Energy Income Composite Index is comprised of the Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%). It is not possible to invest directly in an unmanaged index.

The Indxx Yieldco and Renewable Energy Income Index is designed to track the performance of income-paying renewable energy companies (RECs) and companies categorized as YieldCos listed in Developed and Emerging Markets.

The Eagle Global Renewables Infrastructure Index provides a benchmark that is designed to track the performance of renewables infrastructure or renewables-related infrastructure assets, primarily wind, solar, hydro, biomass, and electric transmission lines. Constituents are companies whose stocks trade globally in OECD (The Organization for Economic Co-operation and Development is an intergovernmental economic organization with 37 member countries, founded in 1961 to stimulate economic progress and world trade.) countries.

The Eagle North American Renewables Infrastructure Index provides a benchmark that is designed to track the performance of renewables infrastructure or renewables related infrastructure assets, primarily wind, solar, hydro, biomass, and electric transmission lines. Constituents are companies whose stocks trade in either the USA and Canada, though assets owned by these companies can have a global reach. The index is a capped, float-adjusted, capitalization-weighted index developed by Eagle Global Advisors, and disseminated real-time on a price-return basis (RENEWNA) and on a total-return basis (RENEWNAT).

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

TOP TEN HOLDINGS AS OF 5/31/22‡

Holding	% of Net Assets	Line of Business

Northland Power, Inc.	6.6%	Renewable Power Producer
NextEra Energy, Inc.	6.5	Renewable-Focused Power Infrastructure
NextEra Energy Partners LP	5.5	Renewable Power Producer
The AES Corp.	4.9	Renewable-Focused Power Infrastructure
Brookfield Renewable Partners LP	4.2	Renewable Power Producer
TransAlta Corp.	3.3	Renewable Power Producer
Orsted A/S	3.2	Renewable Power Producer
Ormat Technologies, Inc.	3.0	Renewable Power Producer
Atlantica Sustainable Infrastructure PLC	2.9	Renewable Power Producer
Clearway Energy, Inc. Class A	2.9	Renewable Power Producer

‡	The top 10 holdings may not be representative of the Fund’s future investments.

FUND SECTOR ALLOCATIONS†

†	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

Goldman Sachs Energy Infrastructure Fund

as of May 31, 2022

Investment Objective and Principal Investment Strategy (condensed)

The Goldman Sachs Energy Infrastructure Fund (the “Fund”) seeks total return through current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations. The Fund’s investments in MLPs will not exceed 25% of the Fund’s total assets as measured at the time of purchase. The Fund intends to concentrate its investments in the energy sector. The Fund may also invest up to 20% of its Net Assets in non-energy infrastructure investments, including equity and fixed income securities of U.S. and non-U.S. companies.

PERFORMANCE REVIEW

December 1, 2021–May 31, 2022	Fund Total Return (based on NAV)[1]	Alerian Midstream Energy Select Index (total return, unhedged, USD)[2]
Class A	27.64%	28.79%
Class C	27.15	28.79
Institutional	27.88	28.79
Investor	27.77	28.79
Class R6	27.81	28.79
Class R	27.42	28.79
Class P	27.80	28.79

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Alerian Midstream Energy Select Index (total return, unhedged, USD) is a composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMEI) and on a total-return basis (AMEIX). It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

TOP TEN HOLDINGS AS OF 5/31/22‡

Holding	% of Net Assets	Line of Business

Cheniere Energy, Inc.	7.9%	Other | Liquefaction
Targa Resources Corp.	7.9	Gathering + Processing
Enbridge, Inc.	7.0	Pipeline Transportation | Petroleum
The Williams Cos., Inc.	6.5	Gathering + Processing
TC Energy Corp.	5.8	Pipeline Transportation | Natural Gas
Energy Transfer LP	5.3	Pipeline Transportation | Natural Gas
ONEOK, Inc.	5.1	Gathering + Processing
Pembina Pipeline Corp.	4.9	Pipeline Transportation | Petroleum
Plains GP Holdings LP Class A	4.7	Pipeline Transportation | Petroleum
MPLX LP	4.0	Gathering + Processing

‡	The top 10 holdings may not be representative of the Fund’s future investments.

FUND SECTOR ALLOCATIONS†

†	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Biomass/Biofuels – 6.7%
21,800	Archaea Energy, Inc. Class A*	$434,692
66,425	Darling Ingredients, Inc.*	5,318,650
91,517	Enviva, Inc.	7,128,259
63,579	Green Plains, Inc.*	2,071,404
480,016	National Grid PLC	7,081,474
154,018	Tidewater Renewables Ltd.*	1,632,906

		23,667,385

Distributed Generation/Rooftop Solar* – 3.3%
153,731	Solaria Energia y Medio Ambiente SA	3,582,645
193,201	Sunnova Energy International, Inc.	3,864,020
168,130	Sunrun, Inc.	4,391,555

		11,838,220

Energy Storage* – 0.2%
69,214	Stem, Inc.	598,009

Other – 1.9%
330,550	Archaea Energy, Inc. (PIPE)	6,591,167
24,429	Fast Radius, Inc. (PIPE)(a)	12,933
57,500	Fast Radius, Inc. Founder Shares*(a)	29,797

		6,633,897

Renewable Power Producer – 48.9%
49,515	Albioma SA	2,652,607
317,123	Atlantica Sustainable Infrastructure PLC	10,354,066
332,711	Boralex, Inc.	10,156,123
76,781	Brookfield Renewable Corp.	2,777,937
417,755	Brookfield Renewable Partners LP	14,859,309
76,011	Capital Power Corp.	2,731,913
316,718	Clearway Energy, Inc. Class A	10,312,338
613,450	Drax Group PLC	5,204,543
269,956	EDP Renovaveis SA	6,604,177
220,968	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,412,252
751,118	Innergex Renewable Energy, Inc.	10,130,903
270,725	NextEra Energy Partners LP	19,397,446
765,000	Northland Power, Inc.	23,200,696
127,131	Ormat Technologies, Inc.	10,673,919
100,544	Orsted A/S(b)	11,332,255
230,483	RWE AG	10,170,167
1,013,924	TransAlta Corp.	11,559,303
167,568	TransAlta Renewables, Inc.	2,297,212

		172,827,166

Renewable Technology & Equipment – 2.7%
19,144	Enphase Energy, Inc.*	3,564,422
16,557	SolarEdge Technologies, Inc.*	4,516,584
60,793	Vestas Wind Systems A/S	1,552,789

		9,633,795

Renewable-Focused Power Infrastructure – 35.6%
3,352	Acciona SA	646,396
682,789	Algonquin Power & Utilities Corp.	9,932,654

Common Stocks – (continued)
Renewable-Focused Power Infrastructure – (continued)
43,447	American Electric Power Co., Inc.	4,432,897
36,176	Avangrid, Inc.	1,721,616
84,014	CMS Energy Corp.	5,968,355
84,096	Dominion Energy, Inc.	7,082,565
318,725	E.ON SE	3,253,528
1,302,324	EDP – Energias de Portugal SA	6,525,377
971,382	Enel SpA	6,311,192
36,685	Eneti, Inc.	245,790
389,104	Engie SA	5,230,369
721,680	Iberdrola SA	8,550,831
43,348	IDACORP, Inc.	4,725,799
303,049	NextEra Energy, Inc.	22,937,779
62,912	Public Service Enterprise Group, Inc.	4,311,989
434,433	SSE PLC	9,702,263
785,284	The AES Corp.	17,307,659
91,153	Xcel Energy, Inc.	6,867,467

		125,754,526

TOTAL COMMON STOCKS
(Cost $364,137,512)		$350,952,998

Units	Expiration Date	Strike Price	Value

Warrants* – 0.0%
Special Purpose Acquisition Company – 0.0%
Fast Radius Inc. Private
94,001		$11.50	$7,473
Fast Radius, Inc. (PIPE)(a)
122,147	02/11/2028	11.50	9,417

TOTAL WARRANT
(Cost $141,002)			$16,890

TOTAL INVESTMENTS – 99.3%
(Cost $364,278,514)			$350,969,888

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			2,367,411

NET ASSETS – 100.0%			$353,337,299

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $52,147, which

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

represents approximately 0.0% of the Fund’s net assets as of May 31, 2022. See additional details below:

Restricted Security	Acquisition Date	Cost
Fast Radius, Inc. Founder Shares	02/11/2021	$—
Fast Radius, Inc. (PIPE)	02/11/2021	244,290
Fast Radius, Inc. (PIPE) Warrants	02/11/2021	—

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
LP	—Limited Partnership
PIPE	—Private Investment in Public Equity
PLC	—Public Limited Company

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Gathering + Processing – 34.3%
338,713	Antero Midstream Corp.	$3,678,423
241,872	Crestwood Equity Partners LP	7,048,150
203,036	DCP Midstream LP	7,291,023
882,758	EnLink Midstream LLC	10,063,441
242,696	Hess Midstream LP Class A	7,909,462
567,147	MPLX LP	18,687,494
356,152	ONEOK, Inc.	23,452,609
507,983	Targa Resources Corp.	36,584,936
808,504	The Williams Cos., Inc.	29,963,158
519,715	Western Midstream Partners LP	14,370,120

		159,048,816

Integrated – 0.9%
41,421	Exxon Mobil Corp.	3,976,416

Marketing | Wholesale – 2.4%
322,342	Gibson Energy, Inc.	6,827,325
108,264	Sunoco LP	4,464,807

		11,292,132

Other – 2.0%
5,429	American Water Works Co., Inc.	821,136
80,717	Archaea Energy, Inc. (PIPE)	1,609,497
146,165	Archaea Energy, Inc. Class A*	2,914,530
44,673	Canadian Natural Resources Ltd.	2,963,160
17,562	Fast Radius, Inc. (PIPE)(b)	9,298
49,248	Fast Radius, Inc. Founder Shares(b)	25,520
77,771	Tidewater Renewables Ltd.*	824,532

		9,167,673

Other | Liquefaction – 8.5%
269,436	Cheniere Energy, Inc.	36,850,762
103,528	NextDecade Corp.*	741,260
382,257	Tellurian, Inc.*	1,823,366

		39,415,388

Pipeline Transportation | Natural Gas – 24.6%
275,268	DTE Midstream LLC*	15,993,071
2,115,251	Energy Transfer LP	24,663,827
674,120	Enterprise Products Partners LP	18,484,370
299,268	Equitrans Midstream Corp.	2,355,239
557,735	Keyera Corp.	14,864,408
557,953	Kinder Morgan, Inc.	10,986,095
463,483	TC Energy Corp.	26,826,573

		114,173,583

Pipeline Transportation | Petroleum – 20.6%
705,695	Enbridge, Inc.	32,599,722
175,166	Magellan Midstream Partners LP	9,056,082
77,910	PBF Logistics LP	1,268,375
565,030	Pembina Pipeline Corp.	22,782,567
1,833,362	Plains GP Holdings LP Class A	21,927,010
557,182	Shell Midstream Partners LP	7,878,553

		95,512,309

Common Stocks – (continued)
Power Generation – 0.8%
8,118	CMS Energy Corp.	576,703
6,986	DTE Energy Co.	927,112
12,082	Exelon Corp.	593,830
18,928	NextEra Energy, Inc.	1,432,660

		3,530,305

Production + Mining | Hydrocarbon – 4.9%
48,031	Devon Energy Corp.	3,597,522
39,752	Diamondback Energy, Inc.	6,043,099
21,363	EOG Resources, Inc.	2,925,877
215,997	Marathon Oil Corp.	6,788,786
12,443	Pioneer Natural Resources Co.	3,458,407

		22,813,691

TOTAL COMMON STOCKS
(Cost $259,879,499)		$458,930,313

Units	Expiration Date	Strike Price	Value

Warrants – 0.0%
Special Purpose Acquisition Company – 0.0%
Fast Radius, Inc. Private
80,510		$11.50	$6,401
Fast Radius, Inc. (PIPE)(a)
87,810	02/11/2028	11.50	6,770

TOTAL WARRANTS
(Cost $120,765)			$13,171

Shares	Dividend Rate(q)	Value

Investment Company(b) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,202,589	0.660%	$2,202,589
(Cost $2,202,589)

TOTAL INVESTMENTS – 99.5% (Cost $262,202,853)		$461,146,073

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,455,835

NET ASSETS – 100.0%		$463,601,908

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

(a)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $41,588, which represents approximately 0.0% of the Fund’s net assets as of May 31, 2022. See additional details below:

Restricted Security	Acquisition Date	Cost
Fast Radius, Inc. Founder Shares	02/11/2021	$—
Fast Radius, Inc. (PIPE)	02/11/2021	175,620
Fast Radius, Inc. (PIPE) Warrants	02/11/2021	—

(b)	Represents an Affiliated fund.

Investment Abbreviations:
GP	—General Partnership
LLC	—Limited Liability Company
LP	—Limited Partnership
PIPE	—Private Investment in Public Equity

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Assets and Liabilities

May 31, 2022 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund
Assets:
Investments of unaffiliated issuers, at value (cost $364,278,514 and $260,000,264, respectively)	$350,969,888	$458,943,484
Investments of affiliated issuers, at value (cost $0 and $2,202,589, respectively)	—	2,202,589
Cash	1,852,669	2,338,278
Foreign currencies, at value (cost $130,053 and $27,209, respectively)	130,158	27,617
Receivables:
Dividends	692,226	683,811
Investments sold	248,192	—
Foreign tax reclaims	184,666	—
Fund shares sold	171,586	3,665
Reimbursement from investment adviser	27,989	18,536
Other assets	92,702	45,439
Total assets	354,370,076	464,263,419

Liabilities:
Payables:
Fund shares redeemed	534,262	47,080
Management fees	232,525	376,988
Distribution and Service fees and Transfer Agency fees	11,723	12,327
Investments purchased	—	555
Accrued expenses	254,267	224,561
Total liabilities	1,032,777	661,511

Net Assets:
Paid-in capital	385,711,844	293,378,820
Total distributable earnings (loss)	(32,374,545)	170,223,088
NET ASSETS	$353,337,299	$463,601,908
Net Assets:
Class A	$4,693,610	$1,300,134
Class C	614,867	673,188
Institutional	7,638,735	858,576
Investor	8,516,990	72,434
Class R6	69,448	163,237,175
Class R	68,126	70,776
Class P	331,735,523	297,389,625
Total Net Assets	$353,337,299	$463,601,908
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	367,152	111,330
Class C	48,473	57,751
Institutional	595,424	73,157
Investor	665,173	6,177
Class R6	5,413	13,933,598
Class R	5,329	6,047
Class P	25,874,428	25,367,210
Net asset value, offering and redemption price per share:(a)
Class A	$12.78	$11.68
Class C	12.68	11.66
Institutional	12.83	11.74
Investor	12.80	11.73
Class R6	12.83	11.72
Class R	12.78	11.71	(b)
Class P	12.82	11.72

(a)	Maximum public offering price per share for Class A Shares of the Clean Energy Income and Energy Infrastructure Funds is $13.52 and $12.36, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
(b)	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ENERGY FUNDS

Statements of Operations

For the Six Months Ended May 31, 2022 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $424,622 and $388,173, respectively)	$4,306,581	$5,080,029

Dividends — affiliated issuers	774	1,184

Securities lending income — unaffiliated issuers	3,129	—

Total investment income	4,310,484	5,081,213

Expenses:

Management fees	1,478,150	1,901,075

Registration fees	72,548	48,417

Professional fees	67,739	77,046

Transfer Agency fees(a)	63,702	58,035

Custody, accounting and administrative services	51,645	47,866

Printing and mailing costs	23,639	25,177

Trustee fees	10,706	10,598

Distribution and Service (12b-1) fees(a)	8,034	3,230

Service fees — Class C	642	689

Other	5,935	11,079

Total expenses	1,782,740	2,183,212

Less — expense reductions	(133,044)	(99,659)

Net expenses	1,649,696	2,083,553

NET INVESTMENT INCOME	2,660,788	2,997,660

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(18,754,869)	794,238

Foreign currency transactions	(20,116)	21,469

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	2,447,710	88,184,987

Unfunded PIPE Commitment	175,944	126,480

Foreign currency translation	(2,870)	21,342

Net realized and unrealized gain (loss)	(16,154,201)	89,148,516

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,493,413)	$92,146,176

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Clean Energy Income	$5,928	$1,927	$179	$3,794	$411	$1,526	$5,448	$10	$57	$52,456
Energy Infrastructure	1,006	2,066	158	644	441	153	52	18,500	51	38,194

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Changes in Net Assets

	Clean Energy Income Fund		Energy Infrastructure Fund
	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021
From operations:
Net investment income	$2,660,788	$2,830,610	$2,997,660	$3,150,149
Net realized gain (loss)	(18,774,985)	20,342,550	815,707	29,957,935
Net change in unrealized gain (loss)	2,620,784	(27,660,115)	88,332,809	55,655,026
Net increase (decrease) in net assets resulting from operations	(13,493,413)	(4,486,955)	92,146,176	88,763,110

Distributions to shareholders:
From distributable earnings:
Class A Shares	(249,111)	(62,683)	(26,056)	(19,013)
Class C Shares	(23,596)	(2,210)	(18,791)	(10,534)
Institutional Shares	(411,899)	(200,084)	(55,627)	(105,304)
Investor Shares	(285,841)	(40,192)	(2,376)	(2,271)
Class R6 Shares	(3,459)	(1,334)	(3,417,656)	(3,403,089)
Class R Shares	(3,624)	(916)	(2,326)	(1,952)
Class P Shares	(19,535,809)	(6,209,067)	(9,026,428)	(8,970,473)
Total distributions to shareholders	(20,513,339)	(6,516,486)	(12,549,260)	(12,512,636)

From share transactions:
Proceeds from sales of shares	85,356,929	397,857,057	87,677,882	24,727,272
Reinvestment of distributions	20,504,606	6,514,941	12,497,755	12,460,361
Cost of shares redeemed	(160,017,624)	(76,266,204)	(13,773,666)	(57,729,673)
Net increase (decrease) in net assets resulting from share transactions	(54,156,089)	328,105,794	86,401,971	(20,542,040)
TOTAL INCREASE (DECREASE)	(88,162,841)	317,102,353	165,998,887	55,708,434

Net assets:
Beginning of period	441,500,140	124,397,787	297,603,021	241,894,587
End of period	$353,337,299	$441,500,140	$463,601,908	$297,603,021

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Class A Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.93		$13.60	$10.00

Net investment income(b)	0.07		0.06	0.08

Net realized and unrealized gain (loss)	(0.54)		0.48	3.55

Total from investment operations	(0.47)		0.54	3.63

Distributions to shareholders from net investment income	—		(0.16)	(0.03)

Distributions to shareholders from net realized gains	(0.68)		(0.05)	—

Total distributions	(0.68)		(0.21)	(0.03)

Net asset value, end of period	$12.78		$13.93	$13.60

Total return(c)	(3.44)%		4.01%	36.27%

Net assets, end of period (in 000s)	$4,694		$5,194	$1,882

Ratio of net expenses to average net assets	1.26	%(d)	1.26%	1.27	%(d)

Ratio of total expenses to average net assets	1.34	%(d)	1.39%	2.42	%(d)

Ratio of net investment income to average net assets	1.10	%(d)	0.42%	1.54	%(d)

Portfolio turnover rate(e)	25%		75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Class C Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.87		$13.58	$10.00

Net investment income (loss)(b)	0.03		(0.05)	0.03

Net realized and unrealized gain (loss)	(0.54)		0.49	3.55

Total from investment operations	(0.51)		0.44	3.58

Distributions to shareholders from net investment income	—		(0.10)	—

Distributions to shareholders from net realized gains	(0.68)		(0.05)	—

Total distributions	(0.68)		(0.15)	—

Net asset value, end of period	$12.68		$13.87	$13.58

Total return(c)	(3.76)%		3.22%	35.80%

Net assets, end of period (in 000s)	$615		$481	$83

Ratio of net expenses to average net assets	2.01	%(d)	2.01%	2.02	%(d)

Ratio of total expenses to average net assets	2.09	%(d)	2.14%	4.85	%(d)

Ratio of net investment income (loss) to average net assets	0.44	%(d)	(0.39)%	0.51	%(d)

Portfolio turnover rate(e)	25%		75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Institutional Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.95		$13.61	$10.00

Net investment income(b)	0.09		0.11	0.08

Net realized and unrealized gain (loss)	(0.53)		0.49	3.56

Total from investment operations	(0.44)		0.60	3.64

Distributions to shareholders from net investment income	—		(0.21)	(0.03)

Distributions to shareholders from net realized gains	(0.68)		(0.05)	—

Total distributions	(0.68)		(0.26)	(0.03)

Net asset value, end of period	$12.83		$13.95	$13.61

Total return(c)	(3.21)%		4.45%	36.40%

Net assets, end of period (in 000s)	$7,639		$8,538	$7,070

Ratio of net expenses to average net assets	0.89	%(d)	0.89%	0.89	%(d)

Ratio of total expenses to average net assets	0.97	%(d)	1.03%	3.62	%(d)

Ratio of net investment income to average net assets	1.47	%(d)	0.76%	1.52	%(d)

Portfolio turnover rate(e)	25%		75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Investor Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.93		$13.61	$10.00

Net investment income(b)	0.10		0.07	0.07

Net realized and unrealized gain (loss)	(0.55)		0.51	3.56

Total from investment operations	(0.45)		0.58	3.63

Distributions to shareholders from net investment income	—		(0.21)	(0.02)

Distributions to shareholders from net realized gains	(0.68)		(0.05)	—

Total distributions	(0.68)		(0.26)	(0.02)

Net asset value, end of period	$12.80		$13.93	$13.61

Total return(c)	(3.29)%		4.27%	36.33%

Net assets, end of period (in 000s)	$8,517		$5,653	$68

Ratio of net expenses to average net assets	1.01	%(d)	1.01%	1.02	%(d)

Ratio of total expenses to average net assets	1.09	%(d)	1.14%	3.86	%(d)

Ratio of net investment income to average net assets	1.51	%(d)	0.53%	1.39	%(d)

Portfolio turnover rate(e)	25%		75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Class R6 Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.95		$13.61	$10.00

Net investment income(b)	0.10		0.11	0.08

Net realized and unrealized gain (loss)	(0.54)		0.49	3.56

Total from investment operations	(0.44)		0.60	3.64

Distributions to shareholders from net investment income	—		(0.21)	(0.03)

Distributions to shareholders from net realized gains	(0.68)		(0.05)	—

Total distributions	(0.68)		(0.26)	(0.03)

Net asset value, end of period	$12.83		$13.95	$13.61

Total return(c)	(3.21)%		4.46%	36.40%

Net assets, end of period (in 000s)	$69		$71	$68

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.88	%(d)

Ratio of total expenses to average net assets	0.95	%(d)	1.02%	3.72	%(d)

Ratio of net investment income to average net assets	1.49	%(d)	0.75%	1.53	%(d)

Portfolio turnover rate(e)	25%		75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Class R Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.94		$13.61	$10.00

Net investment income(b)	0.05		0.02	0.05

Net realized and unrealized gain (loss)	(0.53)		0.48	3.56

Total from investment operations	(0.48)		0.50	3.61

Distributions to shareholders from net investment income	—		(0.12)	—

Distributions to shareholders from net realized gains	(0.68)		(0.05)	—

Total distributions	(0.68)		(0.17)	—

Net asset value, end of period	$12.78		$13.94	$13.61

Total return(c)	(3.52)%		3.73%	36.10%

Net assets, end of period (in 000s)	$68		$75	$68

Ratio of net expenses to average net assets	1.51	%(d)	1.51%	1.52	%(d)

Ratio of total expenses to average net assets	1.59	%(d)	1.65%	4.36	%(d)

Ratio of net investment income to average net assets	0.85	%(d)	0.13%	0.89	%(d)

Portfolio turnover rate(e)	25%		75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Class P Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.94		$13.61	$10.00

Net investment income(b)	0.09		0.11	0.08

Net realized and unrealized gain (loss)	(0.53)		0.48	3.56

Total from investment operations	(0.44)		0.59	3.64

Distributions to shareholders from net investment income	—		(0.21)	(0.03)

Distributions to shareholders from net realized gains	(0.68)		(0.05)	—

Total distributions	(0.68)		(0.26)	(0.03)

Net asset value, end of period	$12.82		$13.94	$13.61

Total return(c)	(3.21)%		4.39%	36.41%

Net assets, end of period (in 000s)	$331,736		$421,488	$115,158

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.88	%(d)

Ratio of total expenses to average net assets	0.96	%(d)	1.01%	1.85	%(d)

Ratio of net investment income to average net assets	1.44	%(d)	0.78%	1.41	%(d)

Portfolio turnover rate(e)	25%		75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Class A Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,							Period Ended November 30, 2017(a)
			2021	2020		2019		2018
Per Share Data

Net asset value, beginning of period	$9.56		$7.18	$8.64		$9.26		$9.54		$10.00

Net investment income(b)	0.06		0.06	0.03		0.12		0.11		0.01

Net realized and unrealized gain (loss)	2.46		2.71	(1.16	)(c)	(0.36	)(c)	(0.12)		(0.40)

Total from investment operations	2.52		2.77	(1.13)		(0.24)		(0.01)		(0.39)

Distributions to shareholders from net investment income	—		(0.39)	(0.05)		(0.23)		(0.11)		(0.03)

Distributions to shareholders from net realized gains	(0.40)		—	(0.05)		—		—		—

Distributions to shareholders from return of capital	—		—	(0.23)		(0.15)		(0.16)		(0.04)

Total distributions	(0.40)		(0.39)	(0.33)		(0.38)		(0.27)		(0.07)

Net asset value, end of period	$11.68		$9.56	$7.18		$8.64		$9.26		$9.54

Total return(d)	27.64%		38.55%	(13.05)%		(2.82)%		(0.21)%		(3.93)%

Net assets, end of period (in 000s)	$1,300		$617	$68		$55		$48		$48

Ratio of net expenses to average net assets	1.47	%(e)	1.47%	1.48%		1.50%		1.49%		1.49	%(e)

Ratio of total expenses to average net assets	1.53	%(e)	1.53%	1.73%		2.47%		15.71	%(f)	20.57	%(e)

Ratio of net investment income to average net assets	1.22	%(e)	0.68%	0.35%		1.24%		1.14%		0.64	%(e)

Portfolio turnover rate(g)	19%		58%	121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Class C Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,							Period Ended November 30, 2017(a)
			2021	2020		2019		2018
Per Share Data

Net asset value, beginning of period	$9.58		$7.20	$8.64		$9.26		$9.54		$10.00

Net investment income (loss)(b)	0.02		0.01	(0.02)		0.08		0.04		—	(c)

Net realized and unrealized gain (loss)	2.46		2.69	(1.16	)(d)	(0.39	)(d)	(0.12)		(0.41)

Total from investment operations	2.48		2.70	(1.18)		(0.31)		(0.08)		(0.41)

Distributions to shareholders from net investment income	—		(0.32)	(0.02)		(0.19)		(0.08)		(0.02)

Distributions to shareholders from net realized gains	(0.40)		—	(0.05)		—		—		—

Distributions to shareholders from return of capital	—		—	(0.19)		(0.12)		(0.12)		(0.03)

Total distributions	(0.40)		(0.32)	(0.26)		(0.31)		(0.20)		(0.05)

Net asset value, end of period	$11.66		$9.58	$7.20		$8.64		$9.26		$9.54

Total return(e)	27.15%		37.44%	(13.60)%		(3.63)%		(0.86)%		(4.04)%

Net assets, end of period (in 000s)	$673		$448	$135		$154		$48		$48

Ratio of net expenses to average net assets	2.22	%(f)	2.22%	2.23%		2.25%		2.24%		2.24	%(f)

Ratio of total expenses to average net assets	2.28	%(f)	2.28%	2.48%		3.17%		16.47	%(g)	21.32	%(f)

Ratio of net investment income (loss) to average net assets	0.40	%(f)	0.16%	(0.34)%		0.89%		0.39%		(0.11	)%(f)

Portfolio turnover rate(h)	19%		58%	121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Institutional Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,							Period Ended November 30, 2017(a)
			2021	2020		2019		2018
Per Share Data

Net asset value, beginning of period	$9.59		$7.19	$8.65		$9.26		$9.54		$10.00

Net investment income(b)	0.08		0.10	0.05		0.15		0.15		0.02

Net realized and unrealized gain (loss)	2.47		2.70	(1.16	)(c)	(0.35	)(c)	(0.12)		(0.41)

Total from investment operations	2.55		2.80	(1.11)		(0.20)		0.03		(0.39)

Distributions to shareholders from net investment income	—		(0.40)	(0.05)		(0.25)		(0.12)		(0.03)

Distributions to shareholders from net realized gains	(0.40)		—	(0.05)		—		—		—

Distributions to shareholders from return of capital	—		—	(0.25)		(0.16)		(0.19)		(0.04)

Total distributions	(0.40)		(0.40)	(0.35)		(0.41)		(0.31)		(0.07)

Net asset value, end of period	$11.74		$9.59	$7.19		$8.65		$9.26		$9.54

Total return(d)	27.88%		39.03%	(12.74)%		(2.36)%		0.18%		(3.87)%

Net assets, end of period (in 000s)	$859		$1,323	$2,415		$2,606		$2,650		$2,644

Ratio of net expenses to average net assets	1.10	%(e)	1.10%	1.10%		1.11%		1.10%		1.10	%(e)

Ratio of total expenses to average net assets	1.16	%(e)	1.18%	1.35%		2.09%		15.32	%(f)	20.18	%(e)

Ratio of net investment income to average net assets	1.49	%(e)	1.13%	0.74%		1.62%		1.53%		1.03	%(e)

Portfolio turnover rate(g)	19%		58%	121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Investor Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,							Period Ended November 30, 2017(a)
			2021	2020		2019		2018
Per Share Data

Net asset value, beginning of period	$9.59		$7.19	$8.65		$9.26		$9.54		$10.00

Net investment income(b)	0.08		0.09	0.04		0.14		0.14		0.01

Net realized and unrealized gain (loss)	2.46		2.71	(1.16	)(c)	(0.35	)(c)	(0.13)		(0.40)

Total from investment operations	2.54		2.80	(1.12)		(0.21)		0.01		(0.39)

Distributions to shareholders from net investment income	—		(0.40)	(0.05)		(0.24)		(0.11)		(0.03)

Distributions to shareholders from net realized gains	(0.40)		—	(0.05)		—		—		—

Distributions to shareholders from return of capital	—		—	(0.24)		(0.16)		(0.18)		(0.04)

Total distributions	(0.40)		(0.40)	(0.34)		(0.40)		(0.29)		(0.07)

Net asset value, end of period	$11.73		$9.59	$7.19		$8.65		$9.26		$9.54

Total return(d)	27.77%		38.90%	(12.86)%		(2.50)%		0.04%		(3.90)%

Net assets, end of period (in 000s)	$72		$57	$41		$47		$48		$48

Ratio of net expenses to average net assets	1.22	%(e)	1.22%	1.23%		1.25%		1.24%		1.24	%(e)

Ratio of total expenses to average net assets	1.28	%(e)	1.29%	1.49%		2.23%		15.46	%(f)	20.32	%(e)

Ratio of net investment income to average net assets	1.45	%(e)	0.96%	0.61%		1.49%		1.39%		0.89	%(e)

Portfolio turnover rate(g)	19%		58%	121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Class R6 Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,							Period Ended November 30, 2017(a)
			2021	2020		2019		2018
Per Share Data

Net asset value, beginning of period	$9.58		$7.18	$8.65		$9.26		$9.54		$10.00

Net investment income(b)	0.08		0.10	0.06		0.16		0.15		0.02

Net realized and unrealized gain (loss)	2.46		2.71	(1.18	)(c)	(0.36	)(c)	(0.12)		(0.41)

Total from investment operations	2.54		2.81	(1.12)		(0.20)		0.03		(0.39)

Distributions to shareholders from net investment income	—		(0.41)	(0.05)		(0.25)		(0.12)		(0.03)

Distributions to shareholders from net realized gains	(0.40)		—	(0.05)		—		—		—

Distributions to shareholders from return of capital	—		—	(0.25)		(0.16)		(0.19)		(0.04)

Total distributions	(0.40)		(0.41)	(0.35)		(0.41)		(0.31)		(0.07)

Net asset value, end of period	$11.72		$9.58	$7.18		$8.65		$9.26		$9.54

Total return(d)	27.81%		39.13%	(12.83)%		(2.35)%		0.19%		(3.87)%

Net assets, end of period (in 000s)	$163,237		$81,455	$78,375		$47		$48		$48

Ratio of net expenses to average net assets	1.09	%(e)	1.09%	1.09%		1.10%		1.09%		1.09	%(e)

Ratio of total expenses to average net assets	1.14	%(e)	1.17%	1.30%		2.08%		15.31	%(f)	20.17	%(e)

Ratio of net investment income to average net assets	1.57	%(e)	1.10%	0.92%		1.64%		1.54%		1.04	%(e)

Portfolio turnover rate(g)	19%		58%	121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Class R Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,							Period Ended November 30, 2017(a)
			2021	2020		2019		2018
Per Share Data

Net asset value, beginning of period	$9.60		$7.19	$8.65		$9.26		$9.54		$10.00

Net investment income(b)	0.05		0.04	0.01		0.09		0.09		0.01

Net realized and unrealized gain (loss)	2.46		2.72	(1.17	)(c)	(0.35	)(c)	(0.12)		(0.41)

Total from investment operations	2.51		2.76	(1.16)		(0.26)		(0.03)		(0.40)

Distributions to shareholders from net investment income	—		(0.35)	(0.04)		(0.21)		(0.10)		(0.02)

Distributions to shareholders from net realized gains	(0.40)		—	(0.05)		—		—		—

Distributions to shareholders from return of capital	—		—	(0.21)		(0.14)		(0.15)		(0.04)

Total distributions	(0.40)		(0.35)	(0.30)		(0.35)		(0.25)		(0.06)

Net asset value, end of period	$11.71		$9.60	$7.19		$8.65		$9.26		$9.54

Total return(d)	27.42%		38.33%	(13.34)%		(2.98)%		(0.46)%		(3.97)%

Net assets, end of period (in 000s)	$71		$56	$40		$49		$49		$48

Ratio of net expenses to average net assets	1.72	%(e)	1.72%	1.73%		1.75%		1.74%		1.74	%(e)

Ratio of total expenses to average net assets	1.78	%(e)	1.79%	1.99%		2.73%		15.94	%(f)	20.82	%(e)

Ratio of net investment income to average net assets	0.95	%(e)	0.47%	0.10%		0.99%		0.89%		0.39	%(e)

Portfolio turnover rate(g)	19%		58%	121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Class P Shares
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30,					Period Ended November 30, 2018(a)
			2021	2020		2019
Per Share Data

Net asset value, beginning of period	$9.58		$7.18	$8.64		$9.26		$9.52

Net investment income(b)	0.08		0.10	0.06		0.17		0.14

Net realized and unrealized gain (loss)	2.46		2.71	(1.17	)(c)	(0.38	)(c)	(0.09)

Total from investment operations	2.54		2.81	(1.11)		(0.21)		0.05

Distributions to shareholders from net investment income	—		(0.41)	(0.05)		(0.25)		(0.12)

Distributions to shareholders from net realized gains	(0.40)		—	(0.05)		—		—

Distributions to shareholders from return of capital	—		—	(0.25)		(0.16)		(0.19)

Total distributions	(0.40)		(0.41)	(0.35)		(0.41)		(0.31)

Net asset value, end of period	$11.72		$9.58	$7.18		$8.64		$9.26

Total return(d)	27.80%		39.13%	(12.74)%		(2.46)%		0.42%

Net assets, end of period (in 000s)	$297,390		$213,647	$160,821		$64,970		$2,640

Ratio of net expenses to average net assets	1.09	%(e)	1.09%	1.09%		1.10%		1.09	%(e)

Ratio of total expenses to average net assets	1.15	%(e)	1.16%	1.33%		1.92%		4.04	%(f)

Ratio of net investment income to average net assets	1.59	%(e)	1.10%	0.84%		1.78%		2.37	%(e)

Portfolio turnover rate(g)	19%		58%	121%		59%		67%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements

May 31, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Clean Energy Income Fund	A, C, Institutional, Investor, R6, R and P	Non-diversified
Energy Infrastructure Fund	A, C, Institutional, Investor, R6, R and P	Non-diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Net investment income distributions, if any, are declared and paid at least semi-annually. Capital gains distributions, if any, are declared and paid annually.

GOLDMAN SACHS ENERGY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments in Public Equities — The Funds invest in equity securities of an issuer that are issued through a private investment in public equity (“PIPE”) transaction. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common stock. Securities purchased through PIPE transactions will be restricted from trading and generally considered illiquid until a registration statement for the shares is filed and declared effective. These securities are valued the same as other equity securities as noted above and generally include a Liquidity Valuation Adjustment (LVA), which is a discount to the market price of an issuer’s common stock, to reflect trading restrictions. The LVA is based on the length of the lock-up time period and volatility of the underlying security. Securities purchased through PIPE transactions are classified as Level 2 until such time as the trading restriction is removed.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Special Purpose Acquisition Companies — The Funds invest in stock of, warrants to purchase stock of, and other interests in, special purpose acquisition companies or similar special purpose entities that pool funds to seek potential merger and acquisition opportunities (collectively, “SPACs”). SPACs are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC’s initial public offering. Stock purchased in a SPAC’s initial public offering are valued the same as other equity securities as noted above. Certain private SPAC investments (e.g. “founder shares” and private warrants), however, may be subject to forfeiture or expire worthless if certain events do not take place. A Probability Value Adjustment (PVA) is applied to such securities until such contingencies have been satisfied. An LVA may also be applied to securities which are subject to externally imposed and legally enforceable trading restrictions. Such positions are generally classified as Level 3. The Funds entered into an unfunded commitment to purchase securities in a PIPE transaction and will satisfy the commitment if and when the SPAC completes its merger or acquisition. The Fund may purchase securities in a SPAC PIPE

GOLDMAN SACHS ENERGY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

transaction only upon such contingencies being satisfied. Such investments are valued similar to founder shares mentioned above and are generally classified as Level 3.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of May 31, 2022:

CLEAN ENERGY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$10,354,066	$88,400,614	$—

North America	252,155,587	42,729	—

Warrants	—	16,890	—

Total	$262,509,653	$88,460,235	$—

ENERGY INFRASTRUCTURE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$458,895,496	$34,817	$—

Warrants	—	13,171	—

Investment Company	2,202,589	—	—

Total	$461,098,085	$47,988	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. For the six months ended May 31, 2022, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Net Management Rate^
	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Clean Energy Income Fund	0.80%	0.72%	0.68%	0.67%	0.66%	0.80%
Energy Infrastructure Fund	1.00	0.90	0.86	0.84	0.82	1.00

^	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended May 31, 2022, GSAM waived $607 and $1,144 of the Funds’ management fees for the Clean Energy Income and Energy Infrastructure Funds, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Funds, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of the Funds, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution Plan and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2022, Goldman Sachs did not retain any portion of the sales charges or CDSC for the Funds.

D.  Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Clean Energy Income Fund and Energy Infrastructure Fund are 0.054% and 0.064%, respectively. These Other Expense limitations will remain in place through at least March 30, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above. Such Other Expense reimbursements,

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months ended May 31, 2022.

For the six months ended May 31, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Funds	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Clean Energy Income	$607	$132,437	$133,044
Energy Infrastructure	1,144	98,515	99,659

G.  Line of Credit Facility — As of May 31, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

H.  Other Transactions with Affiliates — For the six months ended May 31, 2022, Goldman Sachs did not earn brokerage commissions from portfolio transactions on behalf of the Clean Energy Income and Energy Infrastructure Funds, respectively.

As of May 31, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional	Investor	Class R6	Class R
Clean Energy Income	7%	—%	99%	100%
Energy Infrastructure	—	100	—	100

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended May 31, 2022:

Fund	Underlying Fund	Beginning Value as of Novenber 30, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of May 31, 2022	Shares as of May 31, 2022	Dividend Income
Clean Energy Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$29,037,538	$(29,037,538)	$—	—	$774
Energy Infrastructure	Goldman Sachs Financial Square Government Fund — Institutional Shares	4,353,533	71,058,100	(73,209,044)	2,202,589	2,202,589	1,184

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2022, were as follows:

Fund	Purchases	Sales
Clean Energy Income	$95,333,002	$172,210,690
Energy Infrastructure	151,827,839	73,125,831

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

6. SECURITIES LENDING

The Clean Energy Income Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of May 31, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended May 31, 2022, are reported under Investment Income on the Statements of Operations. The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended May 31, 2022.

Fund	Beginning Value as of November 30, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of May 31, 2022
Clean Energy Income	$1,995,814	$6,619,438	$(8,615,252)	$—

GOLDMAN SACHS ENERGY FUNDS

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2021, the Funds’ certain timing differences on a tax basis were as follows:

	Clean Energy Income	Energy Infrastructure
Timing differences (Late Year Ordinary Loss Deferrall)	$(3,705)	$(3,412,657)

As of May 31, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Clean Energy Income	Energy Infrastructure
Tax Cost	$365,771,769	$286,955,995
Gross unrealized gain	20,146,796	203,780,844
Gross unrealized loss	(34,948,677)	(29,590,766)
Net unrealized security gain (loss)	$(14,801,881)	$174,190,078

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

8. OTHER RISKS (continued)

conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. For example, in response to the outbreak of a novel strain of coronavirus (known as COVID-19), the U.S. Government passed the Coronavirus Aid, Relief and Economic Security Act in March 2020, which established loan programs for certain issuers impacted by COVID-19. Among other conditions, borrowers under these loan programs are generally restricted from paying dividends. The adoption of new legislation could further limit or restrict the ability of issuers to pay dividends. To the extent that dividend-paying securities are concentrated in only a few market sectors, the Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investment. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.

Energy Sector Risk — The Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic and Sector Risk — The Funds focus their investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets.

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS (continued)

Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act of

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

8. OTHER RISKS (continued)

1933, as amended, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Funds’ use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Special Purpose Acquisition Companies Risk — A Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Fund’s other investments; (iii) a Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and a Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving a Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Tax Risks —Tax risks associated with investments in the Funds include but are not limited to the following:

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase a Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

GOLDMAN SACHS ENERGY FUNDS

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Clean Energy Income Fund

	For the Six Months Ended May 31, 2022 (Unaudited)		For the Fiscal Year Ended November 30, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	73,224	$934,782	507,281	$7,429,860
Reinvestment of distributions	19,311	249,111	4,512	62,683
Shares redeemed	(98,389)	(1,261,978)	(277,210)	(3,902,864)
	(5,854)	(78,085)	234,583	3,589,679
Class C Shares
Shares sold	12,846	164,001	36,360	511,850
Reinvestment of distributions	1,836	23,596	159	2,210
Shares redeemed	(906)	(11,517)	(7,932)	(113,832)
	13,776	176,080	28,587	400,228
Institutional Shares
Shares sold	84,282	1,090,633	653,290	9,386,421
Reinvestment of distributions	31,181	403,166	14,325	198,539
Shares redeemed	(132,209)	(1,729,293)	(574,767)	(8,340,621)
	(16,746)	(235,494)	92,848	1,244,339
Investor Shares
Shares sold	313,320	4,128,967	416,323	5,841,399
Reinvestment of distributions	22,141	285,841	2,867	40,192
Shares redeemed	(76,111)	(983,159)	(18,376)	(262,056)
	259,350	3,431,649	400,814	5,619,535
Class R6 Shares
Shares sold	38	480	—	—
Reinvestment of distributions	268	3,459	96	1,334
	306	3,939	96	1,334
Class R Shares
Shares sold	—	—	284	3,800
Reinvestment of distributions	280	3,624	66	916
Shares redeemed	(301)	(3,693)	—	—
	(21)	(69)	350	4,716
Class P Shares
Shares sold	6,159,089	79,038,066	25,911,058	374,683,727
Reinvestment of distributions	1,512,060	19,535,809	447,012	6,209,067
Shares redeemed	(12,037,443)	(156,027,984)	(4,580,565)	(63,646,831)
	(4,366,294)	(57,454,109)	21,777,505	317,245,963

NET INCREASE (DECREASE)	(4,115,483)	$(54,156,089)	22,534,783	$328,105,794

GOLDMAN SACHS ENERGY FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Energy Infrastructure Fund

	For the Six Months Ended May 31, 2022 (Unaudited)		For the Fiscal Year Ended November 30, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	105,718	$1,150,336	134,376	$1,311,580
Reinvestment of distributions	2,902	26,056	1,953	19,013
Shares redeemed	(61,836)	(653,391)	(81,252)	(752,810)
	46,784	523,001	55,077	577,783
Class C Shares
Shares sold	17,146	175,590	26,988	290,437
Reinvestment of distributions	2,090	18,791	1,077	10,534
Shares redeemed	(8,253)	(79,380)	—	—
	10,983	115,001	28,065	300,971
Institutional Shares
Shares sold	12,831	142,316	36,290	332,000
Reinvestment of distributions	6,174	55,627	10,985	105,304
Shares redeemed	(83,772)	(745,305)	(245,279)	(2,584,666)
	(64,767)	(547,362)	(198,004)	(2,147,362)
Investor Shares
Reinvestment of distributions	263	2,376	235	2,271
	263	2,376	235	2,271
Class R6 Shares
Shares sold	5,067,429	52,371,558	—	—
Reinvestment of distributions	374,433	3,366,151	348,448	3,350,814
Shares redeemed	(14,128)	(157,741)	(2,756,892)	(22,000,000)
	5,427,734	55,579,968	(2,408,444)	(18,649,186)
Class R Shares
Reinvestment of distributions	259	2,326	201	1,952
	259	2,326	201	1,952
Class P Shares
Shares sold	3,241,073	33,838,082	2,699,098	22,793,255
Reinvestment of distributions	1,002,936	9,026,428	929,872	8,970,473
Shares redeemed	(1,174,675)	(12,137,849)	(3,719,117)	(32,392,197)
	3,069,334	30,726,661	(90,147)	(628,469)

NET INCREASE (DECREASE)	8,490,590	$86,401,971	(2,613,017)	$(20,542,040)

GOLDMAN SACHS ENERGY FUNDS

Fund Expenses — Period Ended May 31, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 through May 31, 2022, which represents a period of 182 days in a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Clean Energy Income Fund				Energy Infrastructure Fund
Share Class	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/22*	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/22*
Class A
Actual	$1,000.00	$965.60		$6.17	$1,000.00	$1,276.40		$8.34
Hypothetical 5% return	1,000.00	1,017.60	+	6.34	1,000.00	1,017.60	+	7.39
Class C
Actual	1,000.00	962.40		9.83	1,000.00	1,271.50		12.57
Hypothetical 5% return	1,000.00	1,014.91	+	10.10	1,000.00	1,013.86	+	11.15
Institutional
Actual	1,000.00	967.90		4.37	1,000.00	1,278.80		6.25
Hypothetical 5% return	1,000.00	1,020.49	+	4.48	1,000.00	1,019.45	+	5.54
Investor
Actual	1,000.00	967.10		4.95	1,000.00	1,277.70		6.93
Hypothetical 5% return	1,000.00	1,019.90	+	5.09	1,000.00	1,018.85	+	6.14
Class R6
Actual	1,000.00	967.90		4.32	1,000.00	1,278.10		6.19
Hypothetical 5% return	1,000.00	1,020.54	+	4.43	1,000.00	1,019.50	+	5.49
Class R
Actual	1,000.00	964.80		7.40	1,000.00	1,274.20		9.75
Hypothetical 5% return	1,000.00	1,016.36	+	7.59	1,000.00	1,016.36	+	8.65
Class P
Actual	1,000.00	967.90		4.32	1,000.00	1,278.00		6.19
Hypothetical 5% return	1,000.00	1,019.50	+	4.43	1,000.00	1,019.50	+	5.49

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Clean Energy Income	1.26%	2.01%	0.89%	1.01%	0.88%	1.51%	0.88%

Energy Infrastructure	1.47	2.22	1.10	1.22	1.09	1.72	1.09

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS ENERGY FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS ENERGY FUNDS

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Funds’ operations are difficult to predict.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.13 trillion in assets under supervision as of March 31, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions
∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Roy W. Templin Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of May 31, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

“Alerian Midstream Energy Select Index”, “Alerian MLP Index”, “Alerian MLP Total Return Index”, “AMEI”, “AMEIX”, “AMZ” and “AMZX” are trademarks of Alerian and their use is granted under a license from Alerian.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 284500-OTU-1636247 MLPANDESAR-22

Goldman Sachs Funds

Semi-Annual Report	May 31, 2022

Financial Square FundsSM
Federal Instruments
Government
Money Market
Prime Obligations
Treasury Instruments
Treasury Obligations
Treasury Solutions

Goldman Sachs Financial Square Funds

∎	FEDERAL INSTRUMENTS FUND

∎	GOVERNMENT FUND

∎	MONEY MARKET FUND

∎	PRIME OBLIGATIONS FUND

∎	TREASURY INSTRUMENTS FUND

∎	TREASURY OBLIGATIONS FUND

∎	TREASURY SOLUTIONS FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

GOVERNMENT MONEY MARKET FUNDS

∎	Federal Instruments Fund

∎	Government Fund

∎	Treasury Instruments Fund

∎	Treasury Obligations Fund

∎	Treasury Solutions Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

INSTITUTIONAL MONEY MARKET FUNDS

∎	Money Market Fund

∎	Prime Obligations Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

1

MARKET REVIEW

Goldman Sachs Financial Square Funds

The following are highlights both of key factors affecting the money markets and of any key changes made to the Goldman Sachs Financial Square Funds (the “Funds”) during the six months ended May 31, 2022 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended November 30, 2022.

Market and Economic Review

•	Federal Reserve (“Fed”) policy had the greatest influence on the money markets during the Reporting Period.

•

When the Reporting Period began in December 2021, the Fed maintained the targeted federal funds (“fed funds”) rate in a range between 0% and 0.25% but signaled the possibility of a more aggressive interest rate hike path amid continuing inflationary pressures.

•

In March 2022, Fed policymakers hiked short-term interest rates, raising the targeted fed funds rate by 25 basis points in the first U.S. rate increase since the end of 2018. (A basis point is 1/100th of a percentage point.)

•	Fed officials forecast six more rate hikes by the end of 2022.

•	Fed Chair Jerome Powell asserted a need to “move expeditiously” along the path to monetary policy normalization given persistently elevated inflation.

•	The Fed acknowledged inflationary pressures could be exacerbated by ongoing geopolitical tensions, such as those surrounding Russia’s invasion of Ukraine.

•

In May 2022, as widely anticipated, the Fed lifted the targeted fed funds rate by 50 basis points to a range between 0.75% and 1.00%. (On June 15th, after the Reporting Period ended, Fed policymakers raised the targeted fed funds rate by an additional 75 basis points to a range between 1.50% to 1.75% — the largest single rate increase since 1994 — and signaled they would likely continue tightening monetary policy at an aggressive pace.)

•	During the Reporting Period, the Fed scaled back its large-scale asset purchase program, ending it entirely in March 2022.

•

The Fed announced it would start reducing the size of its balance sheet beginning June 1, 2022 but expected to maintain ample reserves to ensure it could continue to effectively control short-term interest rates.

•	The money market yield curve steepened during the Reporting Period, as the Fed raised short-term interest rates.

•	In this environment, the yields of money market funds increased significantly.

Fund Changes and Highlights

On February 14, 2022, pursuant to an Agreement and Plan of Reorganization with the BMO Government Money Market Fund (the “Acquired Fund”), a series of BMO Funds, Inc., all of the assets and stated liabilities of the Acquired Fund were transferred to and assumed by Goldman Sachs Financial Square Government Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization Agreement”) in exchange for shares of the Acquiring Fund having an aggregate NAV equal to the NAV of the Acquired Fund as of the close of business on February 11, 2022.

2

FUND BASICS

Financial Square Funds

as of May 31, 2022

PERFORMANCE REVIEW[1,2]

December 1, 2021–May 31, 2022	Fund Total Return (based on NAV)[3] Institutional Shares	SEC 7-Day Current Yield[4]	iMoneyNet Institutional Average[5]

Federal Instruments	0.09%	0.70%	0.11%[6]
Government	0.09	0.71	0.11	[6]
Money Market	0.15	0.83	0.14	[7]
Prime Obligations	0.14	0.80	0.14	[7]
Treasury Instruments	0.08	0.67	0.09	[8]
Treasury Obligations	0.08	0.69	0.11	[9]
Treasury Solutions	0.08	0.68	0.11	[9]

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	Each of the Treasury Obligations, Money Market and Treasury Solutions Funds offers nine separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), the Federal Instruments Fund offers eight separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management and Premier), the Prime Obligations Fund offers ten separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource and Drexel Hamilton Class), the Treasury Instruments Fund offers eleven separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Loop Class and Seelaus Class), and the Government Fund offers fifteen separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Drexel Hamilton Class, Class R6, Class A, Class C, Loop Class and Seelaus Class), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Institutional, Drexel Hamilton Class, and Class R6 Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1), administration and/ or service (non-12b-1) fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Service Shares pay 0.50%, Cash Management Shares pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, Class A Shares pay 0.25% and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return reflects the reinvestment of dividends and other distributions.

[4]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]	Source: iMoneyNet, Inc. May 2022. The iMoneyNet Institutional Average represents total return.

[6]	Government & Agencies Institutional–Category includes the most broadly based of the government institutional funds. These funds may generally invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[7]	First Tier Institutional–Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[8]	Treasury Institutional–Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional–Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

3

YIELD SUMMARY

SUMMARY OF THE INSTITUTIONAL SHARES[1,2] AS OF 5/31/2022

Funds	7-Day Dist. Yield[10]	SEC 7-Day Effective Yield[11]	30-Day Average Yield[12]	Weighted Avg. Maturity (days)[13]	Weighted Avg. Life (days)[14]

Federal Instruments	0.65%	0.70%	0.61%	39	91
Government	0.67	0.71	0.64	8	102
Money Market	0.83	0.83	0.76	22	86
Prime Obligations	0.79	0.80	0.73	18	76
Treasury Instruments	0.65	0.67	0.56	52	109
Treasury Obligations	0.67	0.69	0.62	6	94
Treasury Solutions	0.65	0.69	0.61	7	85

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[10]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[11]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[12]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[13]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[14]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

SECTOR ALLOCATIONS

SECTOR ALLOCATIONS[15]

As of May 31, 2022

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions

Certificates of Deposit - Eurodollar	—	—	1.0%	—	—	—	—
Certificates of Deposit - Yankeedollar	—	—	10.0	10.8%	—	—	—
Commercial Paper & Corporate Obligations	—	—	37.2	27.6	—	—	—
Repurchase Agreements	—	70.7%	13.7	19.8	—	71.7%	72.9%
Time Deposits	—	—	13.5	15.0	—	—	—
U.S. Government Agency Obligations	87.4%	2.2	1.9	2.1	—	—	—
U.S. Treasury Obligations	12.9	25.6	12.0	12.1	100.0%	26.2	26.1
Variable Rate Municipal Debt Obligations	—	—	4.4	7.5	—	—	—
Variable Rate Obligations	—	—	6.2	5.0	—	—	—

As of November 30, 2021

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Certificates of Deposit - Eurodollar	—	—	0.7%	—	—	—	—
Certificates of Deposit - Yankeedollar	—	—	10.6	13.9%	—	—	—
Commercial Paper & Corporate Obligations	—	—	38.1	33.9	—	—	—
Medium Term Note	—	—	0.5	0.5	—	—	—
Repurchase Agreements	—	62.5%	14.6	18.3	—	69.1%	64.3%
Time Deposits	—	—	16.4	10.5	—	—	—
U.S. Government Agency Obligations	30.8%	4.1	1.1	2.2	—	—	—
U.S. Treasury Obligations	69.1	32.8	13.1	13.6	106.6%	30.0	35.6
Variable Rate Municipal Debt Obligations	—	—	3.9	8.9	—	—	—
Variable Rate Obligations	—	—	2.2	2.0	—	—	—

[15]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 87.4%
Federal Farm Credit Bank
$57,000,000	0.436%		06/13/22	$56,991,830
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.02%)
2,800,000	1.143	(a)	04/05/23	2,799,940
1,400,000	1.146	(a)	05/12/23	1,400,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.03%)
50,000,000	1.153	(a)	07/31/23	50,000,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
100,000	1.163	(a)	11/09/22	100,011
4,200,000	1.158	(a)	10/23/23	4,199,763
8,300,000	1.163	(a)	10/30/23	8,299,644
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.06%)
500,000	1.178	(a)	01/31/23	500,119
Federal Farm Credit Bank (FEDL01 + 0.00%)
2,100,000	0.830	(a)	02/17/23	2,100,000
Federal Farm Credit Bank (Prime Rate – 3.10%)
5,200,000	0.900	(a)	12/02/22	5,200,000
Federal Farm Credit Bank (Prime Rate – 3.11%)
3,800,000	0.890	(a)	11/21/22	3,799,927
Federal Farm Credit Bank (Prime Rate – 3.13%)
1,400,000	0.875	(a)	02/01/23	1,400,000
Federal Farm Credit Bank (Prime Rate – 3.15%)
2,300,000	0.855	(a)	04/13/23	2,299,939
Federal Farm Credit Bank (Prime Rate – 3.17%)
1,200,000	0.835	(a)	11/25/22	1,200,000
Federal Home Loan Bank
9,000,000	0.138		06/06/22	8,999,312
53,500,000	0.528		06/08/22	53,494,590
150,000,000	0.581		06/15/22	149,966,167
50,000,000	0.644		06/22/22	49,981,479
50,100,000	0.710		06/22/22	50,079,543
150,000,000	0.832		06/24/22	149,921,417
458,000,000	0.853		06/29/22	457,700,773
14,300,000	0.528		06/30/22	14,294,010
125,000,000	0.812		07/01/22	124,916,667
65,000,000	0.782		07/11/22	64,944,389
11,700,000	0.818		07/12/22	11,689,273
9,300,000	0.843		07/15/22	9,290,566
35,000,000	0.912		07/26/22	34,951,340
255,000,000	0.891		07/27/22	254,647,363
120,000,000	0.902		07/29/22	119,826,000
145,000,000	1.014		08/03/22	144,746,758
25,000,000	0.982		08/05/22	24,955,764
70,000,000	1.003		08/09/22	69,865,833
315,000,000	1.003		08/12/22	314,370,000
85,000,000	1.073		08/15/22	84,810,521
26,500,000	1.063		08/18/22	26,439,138
65,000,000	1.089		08/23/22	64,839,649
140,000,000	1.150		08/23/22	139,635,261
40,000,000	1.261		08/24/22	39,884,267
15,700,000	1.104		09/01/22	15,655,865
20,000,000	1.105		09/09/22	19,938,889
Federal Home Loan Bank (SOFR + 0.00%)
250,000,000	0.780	(a)	06/02/22	250,000,347
Federal Home Loan Bank (SOFR + 0.17%)
12,300,000	0.960	(a)	07/21/22	12,300,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$2,902,436,354

U.S. Treasury Obligations – 12.9%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
$42,200,000	1.157	%(a)	04/30/23	$42,206,038
31,200,000	0.064	(a)	07/31/23	31,205,167
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
189,500,000	1.158	(a)	10/31/23	189,507,776
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
19,300,000	1.172	(a)	01/31/23	19,303,719
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
93,400,000	1.178	(a)	07/31/22	93,413,121
24,900,000	1.178	(a)	10/31/22	24,903,761
United States Treasury Notes
4,275,000	1.750		07/15/22	4,283,499
4,700,000	0.125		08/31/22	4,688,763
4,200,000	0.125		01/31/23	4,178,084
1,100,000	1.375		02/15/23	1,096,866
8,800,000	2.000		02/15/23	8,872,855
1,300,000	0.125		02/28/23	1,292,092
1,600,000	2.625		02/28/23	1,620,967

TOTAL U.S. TREASURY OBLIGATIONS				$426,572,708

TOTAL INVESTMENTS – 100.3%				$3,329,009,062

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%				(9,596,985)

NET ASSETS – 100.0%				$3,319,412,077

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2022.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill
USD	—United States Dollar

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 2.2%
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.02%)
$196,300,000	1.143	%(a)	04/05/23	$196,295,789
98,100,000	1.146	(a)	05/12/23	98,100,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
4,900,000	1.163	(a)	11/09/22	4,900,548
299,100,000	1.158	(a)	10/23/23	299,083,099
647,400,000	1.163	(a)	10/30/23	647,372,194
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.06%)
33,300,000	1.178	(a)	01/31/23	33,307,900
Federal Farm Credit Bank (Prime Rate – 3.10%)
228,100,000	0.900	(a)	12/02/22	228,100,000
Federal Farm Credit Bank (Prime Rate – 3.11%)
165,600,000	0.890	(a)	11/21/22	165,596,820
Federal Farm Credit Bank (Prime Rate – 3.13%)
63,100,000	0.875	(a)	02/01/23	63,100,000
Federal Farm Credit Bank (Prime Rate – 3.15%)
145,200,000	0.855	(a)	04/13/23	145,196,180
Federal Farm Credit Bank (Prime Rate – 3.17%)
59,400,000	0.835	(a)	11/25/22	59,400,000
Federal Home Loan Bank
377,300,000	1.063		08/18/22	376,433,468
396,900,000	1.104		09/01/22	395,784,270
Federal Home Loan Bank (SOFR + 0.17%)
933,500,000	0.960	(a)	07/21/22	933,500,000
U.S. International Development Finance Corp.
6,200,000	0.000		07/23/22	6,200,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
27,291,382	0.830	(a)	06/07/22	27,291,383
112,076,037	0.850	(a)	06/07/22	112,076,037
253,619,679	0.910	(a)	06/07/22	253,619,677
17,231,500	1.111	(a)	06/07/22	17,231,500
161,123,487	1.113	(a)	06/07/22	161,123,488
303,775,763	1.139	(a)	06/07/22	303,775,764

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$4,527,488,117

U.S. Treasury Obligations – 25.6%
United States Floating Rate Note (3 Mo. U.S. T-Bill MMY – 0.02%)
$3,870,100,000	1.108	%(a)	01/31/24	$3,872,759,034
United States Treasury Bills
1,279,700,000	0.925		08/09/22	1,277,467,990
57,100,000	1.007		08/09/22	56,991,653
212,290,000	0.982		08/16/22	211,857,518
88,800,000	0.987		08/16/22	88,618,157
61,300,000	0.997		08/16/22	61,173,177
16,100,000	1.017		08/16/22	16,066,011
820,800,000	1.089		08/23/22	818,775,132
368,700,000	1.247		09/06/22	367,483,034
1,466,600,000	0.091		10/06/22	1,466,134,355
3,227,800,000	1.450		11/03/22	3,208,065,586
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
11,041,535,000	1.157	(a)	04/30/23	11,041,954,498
6,300,900,000	0.064	(a)	07/31/23	6,301,310,116

U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
17,382,265,000	1.158	%(a)	10/31/23	17,382,884,764
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
4,370,307,000	1.172	(a)	01/31/23	4,370,824,745
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
1,261,300,000	1.178	(a)	07/31/22	1,261,363,862
928,700,000	1.178	(a)	10/31/22	928,823,244
United States Treasury Notes
294,300,000	0.125		01/31/23	292,764,276
74,400,000	1.375		02/15/23	74,188,021
624,100,000	2.000		02/15/23	629,266,929
93,200,000	0.125		02/28/23	92,633,043
112,800,000	2.625		02/28/23	114,278,162

TOTAL U.S. TREASURY OBLIGATIONS				$53,935,683,307

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$58,463,171,424

Repurchase Agreements(b) – 70.7%
Banco Santander, S.A.
$1,036,000,000	0.750%		06/01/22	$1,036,000,000
Maturity Value: $1,036,021,583

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.000%, due 11/01/40 to 09/01/42, Federal National Mortgage
Association, 1.500% to 5.500%, due 03/01/36 to 09/01/57,
Government National Mortgage Association, 8.500% to
9.000%, due 12/20/30 to 02/20/33 and U.S. Treasury Bonds,
1.250% to 2.500%, due 02/15/45 to 05/15/50. The aggregate
market value of the collateral, including accrued interest, was
$1,067,005,418.

500,000,000	0.805		06/01/22	500,000,000
Maturity Value: $500,011,181

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
5.000%, due 12/01/28 to 04/01/52 and Federal National
Mortgage Association, 2.000% to 7.500%, due 07/01/27 to
12/01/51. The aggregate market value of the collateral,
including accrued interest, was $515,011,514.

Bank of Montreal
200,000,000	0.800		06/01/22	200,000,000
Maturity Value: $200,004,444

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 11/01/31 to 06/01/52, Federal National Mortgage
Association, 2.500% to 4.000%, due 05/01/37 to 06/01/52 and
Government National Mortgage Association, 2.500% to
5.000%, due 09/20/34 to 05/20/52. The aggregate market value of the collateral, including accrued interest, was $206,000,000.

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(b) – (continued)
Bank of Montreal – (continued)
$24,750,000	0.100	%(c)	06/07/22	$24,750,000
Maturity Value: $24,775,025
Settlement Date: 07/30/21

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
6.500%, due 08/01/32 to 05/01/52, Federal National Mortgage
Association, 2.500% to 4.500%, due 01/01/49 to 06/01/52 and
Government National Mortgage Association, 2.500% to
5.500%, due 11/20/35 to 05/20/52. The aggregate market value of the collateral, including accrued interest, was $25,492,499.

Barclays Bank PLC
1,800,000,000	0.800		06/01/22	1,800,000,000
Maturity Value: $1,800,040,000

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.125%
to 3.875%, due 01/15/25 to 02/15/52, U.S. Treasury Inflation-
Indexed Notes, 0.125% to 0.875%, due 07/15/22 to 01/15/32
and a U.S. Treasury Principal-Only Stripped Security, 0.000%,
due 08/15/50. The aggregate market value of the collateral,
including accrued interest, was $1,836,040,858.

BNP Paribas
899,000,000	0.640	(c)	06/07/22	899,000,000
Maturity Value: $900,949,834
Settlement Date: 03/21/22

Collateralized by U.S. Treasury Bills, 0.000%, due 06/16/22 to
04/20/23, U.S. Treasury Bonds, 2.250% to 5.375%, due
11/15/28 to 05/15/51, a U.S. Treasury Floating Rate Note,
1.048%, due 04/30/24, a U.S. Treasury Inflation-Indexed Bond,
2.125%, due 02/15/40, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.625%, due 01/15/24 to 07/15/30, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 02/15/28 to
11/15/36, U.S. Treasury Notes, 0.125% to 2.875%, due
06/30/22 to 11/15/30 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/39 to 08/15/50. The
aggregate market value of the collateral, including accrued
interest, was $916,980,000.

1,229,000,000	0.720	(c)	06/07/22	1,229,000,000
Maturity Value: $1,233,473,560
Settlement Date: 03/08/22

Collateralized by a U.S. Treasury Bond, 2.375%, due 05/15/51,
U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.125%, due
02/15/41 to 02/15/51, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.625%, due 04/15/23 to 07/15/30, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 08/15/22 to
11/15/43, U.S. Treasury Notes, 1.000% to 2.625%, due
02/28/23 to 11/30/26 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 08/15/47 to 02/15/51. The
aggregate market value of the collateral, including accrued
interest, was $1,253,579,998.

Repurchase Agreements(b) – (continued)
BNP Paribas – (continued)
2,486,000,000	0.730	%(c)	06/07/22	2,486,000,000
Maturity Value: $2,495,174,731
Settlement Date: 03/08/22

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
8.000%, due 08/01/24 to 06/01/52, Federal National Mortgage
Association, 1.500% to 8.000%, due 09/01/22 to 09/01/60,
Government National Mortgage Association, 3.000% to
6.500%, due 07/15/24 to 06/20/48, a U.S. Treasury Bill,
0.000%, due 10/06/22, U.S. Treasury Inflation-Indexed Notes,
0.125%, due 01/15/23 to 04/15/25, U.S. Treasury Interest-Only
Stripped Securities, 0.000%, due 05/15/34 to 08/15/40, U.S.
Treasury Notes, 1.500% to 2.250%, due 07/31/22 to 04/30/24
and a U.S. Treasury Principal-Only Stripped Security, 0.000%,
due 02/15/51. The aggregate market value of the collateral,
including accrued interest, was $2,558,470,193.

896,000,000	0.770	(c)	06/07/22	896,000,000
Maturity Value: $899,468,766
Settlement Date: 03/11/22

Collateralized by U.S. Treasury Bills, 0.000%, due 06/16/22 to
09/01/22, U.S. Treasury Bonds, 1.625% to 5.250%, due
11/15/28 to 05/15/52, U.S. Treasury Inflation-Indexed Bonds,
0.625% to 1.000%, due 02/15/43 to 02/15/46, U.S. Treasury
Inflation-Indexed Notes, 0.125%, due 07/15/22 to 10/15/25,
U.S. Treasury Notes, 0.125% to 2.750%, due 07/31/22 to
11/15/30 and U.S. Treasury Principal-Only Stripped Securities,
0.000%, due 08/15/45 to 08/15/50. The aggregate market value of the collateral, including accrued interest, was $913,920,011.

996,000,000	0.780	(c)	06/07/22	996,000,000
Maturity Value: $999,905,986
Settlement Date: 03/11/22
Collateralized by Government National Mortgage Association, 2.000% to 5.000%, due 05/20/40 to 04/20/51. The aggregate market value of the collateral, including accrued interest, was $1,025,879,999.
890,000,000	0.820	(c)	06/07/22	890,000,000
Maturity Value: $893,730,093
Settlement Date: 03/15/22

Collateralized by U.S. Treasury Bills, 0.000%, due 07/19/22 to
09/08/22, U.S. Treasury Bonds, 2.250% to 4.250%, due
11/15/40 to 05/15/51, U.S. Treasury Inflation-Indexed Bonds,
2.000% to 2.375%, due 01/15/25 to 01/15/26, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.625%, due 04/15/23 to
07/15/26, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 08/15/24 to 05/15/42, U.S. Treasury Notes,
0.125% to 2.750%, due 09/15/22 to 04/30/28 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 05/15/39 to
11/15/50. The aggregate market value of the collateral,
including accrued interest, was $907,799,999.

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(b) – (continued)
BNP Paribas – (continued)
$994,000,000	0.820	%(c)	06/07/22	$994,000,000
Maturity Value: $998,165,969
Settlement Date: 03/15/22

Collateralized by Federal National Mortgage Association, 1.500%
to 7.000%, due 11/01/24 to 08/01/58, Government National
Mortgage Association, 2.000% to 2.500%, due 12/20/50 to
10/20/51, U.S. Treasury Bills, 0.000%, due 06/23/22 to
07/14/22, U.S. Treasury Inflation-Indexed Notes, 0.125% to
0.250%, due 01/15/25 to 10/15/25, a U.S. Treasury Interest-
Only Stripped Security, 0.000%, due 02/15/38 and U.S.
Treasury Notes, 0.125% to 2.500%, due 07/15/23 to 12/15/24.
The aggregate market value of the collateral, including accrued interest, was $1,019,955,634.

BofA Securities, Inc.
400,000,000	0.730		06/01/22	400,000,000
Maturity Value: $400,008,111

Collateralized by U.S. Treasury Bonds, 5.250% to 6.125%, due
02/15/26 to 08/15/29 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 08/15/22 to 02/15/31. The
aggregate market value of the collateral, including accrued
interest, was $408,000,081.

500,000,000	0.800		06/01/22	500,000,000
Maturity Value: $500,011,111
Collateralized by Federal Home Loan Mortgage Corp., 2.000%, due 12/01/51. The market value of the collateral, including accrued interest, was $515,000,000.
475,000,000	0.790	(c)	06/07/22	475,000,000
Maturity Value: $476,917,941
Settlement Date: 03/14/22

Collateralized by U.S. Treasury Bonds, 5.250% to 7.625%, due
08/15/22 to 02/15/31 and a U.S. Treasury Note, 2.625%, due
05/31/27. The aggregate market value of the collateral,
including accrued interest, was $484,500,038.

497,000,000	0.860	(c)	06/07/22	497,000,000
Maturity Value: $499,172,719
Settlement Date: 03/17/22

Collateralized by Federal Home Loan Mortgage Corp., 2.000%,
due 12/01/51 and Federal National Mortgage Association,
1.500% to 9.000%, due 06/01/22 to 05/01/52. The aggregate
market value of the collateral, including accrued interest, was
$511,909,993.

Canadian Imperial Bank of Commerce
500,000,000	0.800		06/01/22	500,000,000
Maturity Value: $500,011,111

Collateralized by Federal Farm Credit Bank, 1.950% to 4.040%,
due 06/20/33 to 08/24/46, Federal Home Loan Bank, 2.000% to
3.950%, due 01/24/33 to 01/27/42, Federal Home Loan
Mortgage Corp., 0.000% to 5.000%, due 01/04/27 to 06/01/52,
Federal Home Loan Mortgage Corp. Stripped Security,
0.000%, due 09/15/29, Federal National Mortgage Association,
1.500% to 7.000%, due 10/01/28 to 05/01/52, Federal National
Mortgage Association Stripped Securities, 0.000%, due
03/23/28 to 11/15/30 and Government National Mortgage
Association, 4.000% to 4.500%, due 01/15/41 to 01/20/51. The
aggregate market value of the collateral, including accrued
interest, was $514,316,198.

Repurchase Agreements(b) – (continued)
Citibank, N.A. (Overnight MBS + 0.01%)
1,000,000,000	0.820	%(a)	06/07/22	1,000,000,000
Maturity Value: $1,029,998,363
Settlement Date: 11/01/18

Collateralized by Federal Farm Credit Bank, 0.125% to 1.960%,
due 07/15/22 to 08/13/40, Federal Home Loan Bank, 0.960%,
due 03/05/26, Federal Home Loan Mortgage Corp., 0.375% to
8.000%, due 06/19/23 to 06/01/52, Federal National Mortgage
Association, 1.875% to 6.625%, due 01/19/23 to 06/01/52,
Government National Mortgage Association, 2.000% to
10.000%, due 06/15/22 to 04/20/52, Tennessee Valley
Authority, 0.000% to 4.875%, due 01/15/48 to 09/15/65, U.S.
Treasury Bills, 0.000%, due 06/09/22 to 05/18/23, U.S.
Treasury Bonds, 1.125% to 7.625%, due 08/15/22 to 02/15/52,
U.S. Treasury Floating Rate Notes, 1.108% to 1.178%, due
10/31/22 to 01/31/24, U.S. Treasury Inflation-Indexed Bonds,
0.125% to 3.875%, due 01/15/25 to 02/15/51, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.750%, due 07/15/22 to
07/15/30 and U.S. Treasury Notes, 0.125% to 3.000%, due
06/30/22 to 08/15/31. The aggregate market value of the
collateral, including accrued interest, was $1,020,000,012.

Citigroup Global Markets, Inc.
70,000,000	0.800		06/01/22	70,000,000
Maturity Value: $70,001,556

Collateralized by a U.S. Treasury Bond, 5.375%, due 02/15/31, a
U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/31
and U.S. Treasury Notes, 1.125% to 1.625%, due 02/15/31 to
08/15/31. The aggregate market value of the collateral,
including accrued interest, was $71,841,811.

437,400,000	0.810		06/01/22	437,400,000
Maturity Value: $437,409,842

Collateralized by Government National Mortgage Association,
1.500% to 5.500%, due 03/20/52 to 05/20/52 and a U.S.
Treasury Inflation-Indexed Note, 0.125%, due 10/15/26. The
aggregate market value of the collateral, including accrued
interest, was $446,148,075.

Citigroup Global Markets, Inc. (Overnight Treasury + 0.02%)
310,000,000	0.800		06/01/22	310,000,000
Maturity Value: $310,006,889

Collateralized by U.S. Treasury Bonds, 2.500% to 3.000%, due
02/15/45 to 02/15/46 and U.S. Treasury Inflation-Indexed
Bonds, 0.750% to 1.000%, due 02/15/45 to 02/15/46. The
aggregate market value of the collateral, including accrued
interest, was $316,200,032.

Credit Agricole Corporate and Investment Bank
150,000,000	0.740		06/01/22	150,000,000
Maturity Value: $150,003,083

Collateralized by U.S. Treasury Bonds, 1.250% to 3.625%, due
11/15/40 to 11/15/51 and U.S. Treasury Inflation-Indexed
Notes, 0.125% to 0.750%, due 07/15/28 to 07/15/31. The
aggregate market value of the collateral, including accrued
interest, was $153,000,018.

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(b) – (continued)
Daiwa Capital Markets America, Inc.
$1,000,000,000	0.800%		06/01/22	$1,000,000,000
Maturity Value: $1,000,022,222

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
5.500%, due 09/01/28 to 04/01/52, Federal National Mortgage
Association, 2.000% to 5.500%, due 04/01/32 to 04/01/52,
Government National Mortgage Association, 2.500% to
5.000%, due 09/15/33 to 05/20/52, U.S. Treasury Bills,
0.000%, due 06/21/22 to 04/20/23, U.S. Treasury Bonds,
2.000% to 3.000%, due 02/15/49 to 02/15/50, a U.S. Treasury
Floating Rate Note, 1.178%, due 07/31/22, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 02/15/23 to
05/15/23 and U.S. Treasury Notes, 0.125% to 3.000%, due
11/15/22 to 02/15/31. The aggregate market value of the
collateral, including accrued interest, was $1,022,699,958.

Deutsche Bank Securities, Inc.
500,000,000	0.800		06/01/22	500,000,000
Maturity Value: $500,011,111

Collateralized by U.S. Treasury Bills, 0.000%, due 06/07/22 to
03/23/23, U.S. Treasury Bonds, 5.250% to 6.375%, due
02/15/26 to 05/15/30, a U.S. Treasury Floating Rate Note,
1.158%, due 10/31/23, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/24 to 08/15/27 and U.S. Treasury
Notes, 0.125% to 3.125%, due 07/31/22 to 02/15/32. The
aggregate market value of the collateral, including accrued
interest, was $510,000,003.

Federal Reserve Bank of New York (Overnight Treasury + 0.02%)
105,300,000,000	0.800		06/01/22	105,300,000,000
Maturity Value: $105,302,340,000
Collateralized by U.S. Treasury Notes, 0.125% to 2.375%, due 10/31/22 to 05/15/31. The aggregate market value of the collateral, including accrued interest, was $105,302,340,039.

Fixed Income Clearing Corp.
840,000,000	0.550		06/01/22	840,000,000
Maturity Value: $840,012,833
Collateralized by a U.S. Treasury Note, 0.750%, due 04/30/26. The market value of the collateral, including accrued interest, was $856,800,072.
800,000,000	0.760		06/01/22	800,000,000
Maturity Value: $800,016,889

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.750%,
due 07/15/28 and U.S. Treasury Notes, 1.000% to 1.250%, due
06/30/28 to 09/30/28. The aggregate market value of the
collateral, including accrued interest, was $816,000,064.

HSBC Bank PLC
100,000,000	0.800		06/01/22	100,000,000
Maturity Value: $100,002,222

Collateralized by U.S. Treasury Bonds, 1.875% to 7.125%, due
02/15/23 to 05/15/51, a U.S. Treasury Inflation-Indexed Bond,
2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.750%, due 01/15/23 to 07/15/31 and U.S. Treasury
Notes, 0.125% to 2.375%, due 08/31/22 to 11/15/31. The
aggregate market value of the collateral, including accrued
interest, was $102,002,314.

Repurchase Agreements(b) – (continued)
HSBC Bank PLC – (continued)
350,000,000	0.820	%(a)	06/07/22	350,000,000
Maturity Value: $350,757,362
Settlement Date: 03/07/22

Collateralized by U.S. Treasury Bills, 0.000%, due 10/06/22 to
12/29/22, U.S. Treasury Bonds, 1.875% to 7.125%, due
02/15/23 to 05/15/51, a U.S. Treasury Inflation-Indexed Bond,
2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.750%, due 01/15/23 to 07/15/28 and U.S. Treasury
Notes, 0.125% to 3.125%, due 07/15/22 to 11/15/31. The
aggregate market value of the collateral, including accrued
interest, was $357,008,138.

HSBC Bank PLC (Overnight Treasury + 0.02%)
400,000,000	0.820	(a)	06/07/22	400,000,000
Maturity Value: $404,692,227
Settlement Date: 01/11/21

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/29/22,
U.S. Treasury Bonds, 1.875% to 7.125%, due 02/15/23 to
05/15/51, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due
01/15/25, U.S. Treasury Inflation-Indexed Notes, 0.125% to
0.750%, due 01/15/23 to 07/15/28 and U.S. Treasury Notes,
0.125% to 2.875%, due 07/15/22 to 11/15/31. The aggregate
market value of the collateral, including accrued interest, was
$408,009,336.

900,000,000	0.820	(a)	06/07/22	900,000,000
Maturity Value: $911,111,011
Settlement Date: 12/15/20

Collateralized by U.S. Treasury Bills, 0.000%, due 09/01/22 to
10/20/22, U.S. Treasury Bonds, 1.125% to 7.125%, due
02/15/23 to 11/15/51, U.S. Treasury Inflation-Indexed Bonds,
0.250% to 2.375%, due 01/15/25 to 02/15/50, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.750%, due 01/15/23 to
07/15/31 and U.S. Treasury Notes, 0.125% to 2.750%, due
08/31/22 to 11/15/31. The aggregate market value of the
collateral, including accrued interest, was $941,481,009.

1,025,000,000	0.820	(a)	06/07/22	1,025,000,000
Maturity Value: $1,037,677,554
Settlement Date: 12/14/20

Collateralized by U.S. Treasury Bills, 0.000%, due 09/01/22 to
10/20/22, U.S. Treasury Bonds, 1.125% to 7.125%, due
02/15/23 to 05/15/51, a U.S. Treasury Inflation-Indexed Bond,
2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.750%, due 01/15/23 to 07/15/31 and U.S. Treasury
Notes, 0.125% to 3.125%, due 08/31/22 to 11/15/31. The
aggregate market value of the collateral, including accrued
interest, was $1,070,570,309.

HSBC Securities (USA), Inc.
100,000,000	0.800		06/01/22	100,000,000
Maturity Value: $100,002,222

Collateralized by Federal Farm Credit Bank, 2.100% to 2.930%,
due 08/12/36 to 02/03/42, Federal Home Loan Mortgage Corp.,
2.000% to 4.500%, due 08/01/28 to 06/01/52, Federal National
Mortgage Association, 2.000% to 5.000%, due 07/01/44 to
05/01/52 and U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 11/15/37 to 11/15/48. The aggregate market value of the collateral, including accrued interest, was $102,507,996.

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(b) – (continued)
HSBC Securities (USA), Inc. (Overnight MBS + 0.01%)
$1,250,000,000	0.810	%(a)	06/10/22	$1,250,000,000
Maturity Value: $1,266,790,625
Settlement Date: 10/21/20

Collateralized by Federal Farm Credit Bank, 1.850% to 3.980%,
due 07/26/24 to 08/24/46, Federal Home Loan Bank, 1.700% to
4.250%, due 09/09/22 to 10/19/38, Federal Home Loan
Mortgage Corp., 0.000% to 6.500%, due 06/26/23 to 06/01/52,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 07/15/22 to 07/15/32, Federal National Mortgage
Association, 0.000% to 7.500%, due 07/10/23 to 01/01/61,
Federal National Mortgage Association Stripped Securities,
0.000%, due 11/15/22 to 07/15/37, Government National
Mortgage Association, 3.000% to 4.500%, due 10/20/27 to
12/20/51, U.S. Treasury Bills, 0.000%, due 06/02/22 to
11/03/22, U.S. Treasury Bonds, 2.250% to 4.750%, due
02/15/37 to 05/15/52, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/31 to 11/15/46 and U.S. Treasury
Notes, 0.125% to 3.000%, due 09/30/22 to 11/15/31. The
aggregate market value of the collateral, including accrued
interest, was $1,281,705,164.

J.P. Morgan Securities LLC
8,800,000	0.800		06/01/22	8,800,000
Maturity Value: $8,800,196

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/14/22, a
U.S. Treasury Bond, 6.000%, due 02/15/26 and a U.S. Treasury
Note, 0.750%, due 01/31/28. The aggregate market value of the collateral, including accrued interest, was $8,976,207.

600,000,000	0.800		06/01/22	600,000,000
Maturity Value: $600,013,333

Collateralized by Federal Farm Credit Bank, 0.530% to 4.080%,
due 08/12/25 to 02/02/43, Federal Home Loan Bank, 1.100%,
due 10/13/26, Federal Home Loan Mortgage Corp., 2.000% to
3.500%, due 06/01/49 to 08/01/51, Federal National Mortgage
Association, 2.500% to 4.500%, due 08/01/35 to 06/01/52 and
Government National Mortgage Association, 2.000% to
8.500%, due 03/15/24 to 05/20/52. The aggregate market value of the collateral, including accrued interest, was $616,805,174.

Joint Account I (Overnight Treasury + 0.02%)
1,000,000,000	0.779		06/01/22	1,000,000,000
Maturity Value: $1,000,021,638

Joint Account III
90,900,000	0.801		06/01/22	90,900,000
Maturity Value: $90,902,023

Mizuho Securities USA LLC
100,000,000	0.800		06/01/22	100,000,000
Maturity Value: $100,002,222
Collateralized by U.S. Treasury Bills, 0.000%, due 07/12/22 to 09/06/22. The aggregate market value of the collateral, including accrued interest, was $102,000,013.

Repurchase Agreements(b) – (continued)
MUFG Securities Americas, Inc.
1,000,000,000	0.800		06/01/22	1,000,000,000
Maturity Value: $1,000,022,222

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
5.500%, due 12/01/24 to 06/01/52, Federal National Mortgage
Association, 2.000% to 5.960%, due 04/01/24 to 06/01/52 and
Government National Mortgage Association, 4.000%, due
05/20/52. The aggregate market value of the collateral,
including accrued interest, was $1,029,999,984.

MUFG Securities Americas, Inc. (Overnight MBS + 0.03%)
500,000,000	0.830	(a)	07/08/22	500,000,000
Maturity Value: $504,369,036
Settlement Date: 06/24/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 04/01/26 to 02/01/52, Federal National Mortgage
Association, 2.000% to 5.000%, due 08/01/25 to 06/01/52 and
Government National Mortgage Association, 2.500% to
3.000%, due 04/20/46 to 02/20/52. The aggregate market value of the collateral, including accrued interest, was $515,000,000.

Nomura Securities International, Inc.
1,500,000,000	0.800		06/01/22	1,500,000,000
Maturity Value: $1,500,033,333

Collateralized by Federal Farm Credit Bank, 0.125% to 3.610%,
due 05/10/23 to 03/09/44, Federal Home Loan Bank, 0.000% to
3.375%, due 08/10/22 to 06/13/31, Federal Home Loan
Mortgage Corp., 0.000% to 2.750%, due 04/20/23 to 12/17/29,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 01/15/31 to 07/15/32, Federal National Mortgage
Association, 0.250% to 2.625%, due 07/10/23 to 09/06/24,
Federal National Mortgage Association Stripped Securities,
0.000%, due 01/15/30 to 07/15/37, Tennessee Valley Authority,
0.000% to 7.125%, due 03/15/23 to 09/15/60, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 08/15/22 to
02/15/52, a U.S. Treasury Note, 2.500%, due 05/31/24 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
02/15/23 to 05/15/44. The aggregate market value of the
collateral, including accrued interest, was $1,530,000,032.

Norinchukin Bank (The)
270,000,000	0.840		06/16/22	270,000,000
Maturity Value: $270,239,400
Settlement Date: 05/09/22

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29
and U.S. Treasury Notes, 1.250% to 2.000%, due 06/30/24 to
08/15/31. The aggregate market value of the collateral,
including accrued interest, was $275,400,021.

Northwestern Mutual Life Insurance Company
436,612,500	0.810		06/01/22	436,612,500
Maturity Value: $436,622,324
Collateralized by a U.S. Treasury Bond, 6.375%, due 08/15/27. The market value of the collateral, including accrued interest, was $445,344,750.

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(b) – (continued)
Prudential Insurance Company of America (The)
$5,012,250	0.810%	06/01/22	$5,012,250
Maturity Value: $5,012,363
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/37. The market value of the collateral, including accrued interest, was $5,112,495.
6,120,000	0.810	06/01/22	6,120,000
Maturity Value: $6,120,138
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/31. The market value of the collateral, including accrued interest, was $6,242,400.
7,942,500	0.810	06/01/22	7,942,500
Maturity Value: $7,942,679
Collateralized by a U.S. Treasury Note, 0.000%, due 05/15/26. The market value of the collateral, including accrued interest, was $8,101,350.
11,145,000	0.810	06/01/22	11,145,000
Maturity Value: $11,145,251
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $11,367,900.
13,281,250	0.810	06/01/22	13,281,250
Maturity Value: $13,281,549
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $13,546,875.
16,391,250	0.810	06/01/22	16,391,250
Maturity Value: $16,391,619
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/41. The market value of the collateral, including accrued interest, was $16,719,075.
16,458,750	0.810	06/01/22	16,458,750
Maturity Value: $16,459,120
Collateralized by a U.S. Treasury Note, 0.000%, due 05/15/30. The market value of the collateral, including accrued interest, was $16,787,925.
17,531,250	0.810	06/01/22	17,531,250
Maturity Value: $17,531,644
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/33. The market value of the collateral, including accrued interest, was $17,881,875.
18,125,000	0.810	06/01/22	18,125,000
Maturity Value: $18,125,408
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/32. The market value of the collateral, including accrued interest, was $18,487,500.
18,287,500	0.810	06/01/22	18,287,500
Maturity Value: $18,287,911
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The market value of the collateral, including accrued interest, was $18,653,250.
19,676,250	0.810	06/01/22	19,676,250
Maturity Value: $19,676,693
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $20,069,775.

Repurchase Agreements(b) – (continued)
Prudential Insurance Company of America (The) – (continued)
20,650,000	0.810	06/01/22	20,650,000
Maturity Value: $20,650,465
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $21,063,000.
21,392,500	0.810	06/01/22	21,392,500
Maturity Value: $21,392,981
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/43. The market value of the collateral, including accrued interest, was $21,820,350.
24,375,000	0.810	06/01/22	24,375,000
Maturity Value: $24,375,548
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $24,862,500.
25,602,500	0.810	06/01/22	25,602,500
Maturity Value: $25,603,076
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/35. The market value of the collateral, including accrued interest, was $26,114,550.
27,440,000	0.810	06/01/22	27,440,000
Maturity Value: $27,440,617
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/43. The market value of the collateral, including accrued interest, was $27,988,800.
28,856,250	0.810	06/01/22	28,856,250
Maturity Value: $28,856,899
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/36. The market value of the collateral, including accrued interest, was $29,433,375.
41,175,000	0.810	06/01/22	41,175,000
Maturity Value: $41,175,926
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/47. The market value of the collateral, including accrued interest, was $41,998,500.
51,718,750	0.810	06/01/22	51,718,750
Maturity Value: $51,719,914
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/52. The market value of the collateral, including accrued interest, was $52,753,125.
77,062,500	0.810	06/01/22	77,062,500
Maturity Value: $77,064,234
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/41. The market value of the collateral, including accrued interest, was $78,603,750.
86,875,000	0.810	06/01/22	86,875,000
Maturity Value: $86,876,955
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $88,612,500.
113,460,000	0.810	06/01/22	113,460,000
Maturity Value: $113,462,553
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $115,729,200.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(b) – (continued)
Prudential Insurance Company of America (The) – (continued)
$118,650,000	0.810%		06/01/22	$118,650,000
Maturity Value: $118,652,670
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/27. The market value of the collateral, including accrued interest, was $121,023,000.

Royal Bank of Canada
250,000,000	0.800		06/01/22	250,000,000
Maturity Value: $250,005,556

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
6.500%, due 06/01/24 to 06/01/52, Federal National Mortgage
Association, 2.000% to 7.000%, due 10/01/25 to 01/01/58,
Government National Mortgage Association, 5.000%, due
05/20/52, U.S. Treasury Bonds, 1.125% to 4.500%, due
02/15/36 to 02/15/52, U.S. Treasury Inflation-Indexed Bonds,
0.625% to 3.375%, due 01/15/26 to 02/15/49, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.750%, due 04/15/23 to
07/15/30 and U.S. Treasury Notes, 0.125% to 3.000%, due
07/31/22 to 11/15/31. The aggregate market value of the
collateral, including accrued interest, was $255,000,001.

3,580,000,000	0.730	(c)	06/07/22	3,580,000,000
Maturity Value: $3,593,212,203
Settlement Date: 03/10/22

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
7.000%, due 04/01/25 to 05/01/52 and Federal National
Mortgage Association, 1.500% to 8.500%, due 05/01/23 to
06/01/60. The aggregate market value of the collateral,
including accrued interest, was $3,651,600,004.

3,630,000,000	0.740	(c)	06/07/22	3,630,000,000
Maturity Value: $3,643,580,263
Settlement Date: 03/11/22

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
9.000%, due 01/01/24 to 06/01/52 and Federal National
Mortgage Association, 2.000% to 8.500%, due 07/01/23 to
07/01/60. The aggregate market value of the collateral,
including accrued interest, was $3,702,599,997.

1,293,000,000	0.840	(c)	06/07/22	1,293,000,000
Maturity Value: $1,298,702,122
Settlement Date: 03/17/22

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
5.500%, due 10/01/29 to 06/01/52 and Federal National
Mortgage Association, 2.000% to 7.000%, due 03/01/33 to
05/01/58. The aggregate market value of the collateral,
including accrued interest, was $1,318,860,004.

Sumitomo Mitsui Banking Corp.
850,000,000	0.805		06/01/22	850,000,000
Maturity Value: $850,019,007

Collateralized by a U.S. Treasury Bond, 1.125%, due 08/15/40
and U.S. Treasury Notes, 0.125% to 2.625%, due 03/15/23 to
05/31/27. The aggregate market value of the collateral,
including accrued interest, was $867,019,413.

Repurchase Agreements(b) – (continued)
Sumitomo Mitsui Banking Corp. – (continued)
4,025,000,000	0.805		06/01/22	4,025,000,000
Maturity Value: $4,025,090,003

Collateralized by U.S. Treasury Bonds, 1.875% to 3.125%, due
08/15/44 to 11/15/51 and U.S. Treasury Notes, 0.250% to
2.750%, due 12/31/22 to 08/31/28. The aggregate market value of the collateral, including accrued interest, was
$4,105,591,831.

300,000,000	0.810		06/01/22	300,000,000
Maturity Value: $300,006,750

Collateralized by Federal Home Loan Mortgage Corp., 3.500%,
due 05/01/47 to 05/01/49 and Government National Mortgage
Association, 3.000% to 5.000%, due 06/20/40 to 10/20/51. The
aggregate market value of the collateral, including accrued
interest, was $309,006,952.

Sumitomo Mitsui Trust Bank, Ltd.
128,100,000	0.830	(c)	06/07/22	128,100,000
Maturity Value: $128,164,975
Settlement Date: 05/25/22

Collateralized by U.S. Treasury Bonds, 2.875% to 3.000%, due
08/15/45 to 02/15/47 and a U.S. Treasury Note, 1.250%, due
07/31/23. The aggregate market value of the collateral,
including accrued interest, was $130,747,908.

TOTAL REPURCHASE AGREEMENTS				$149,204,791,000

TOTAL INVESTMENTS – 98.5%				$207,667,962,424

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%				3,220,556,579

NET ASSETS – 100.0%				$210,888,519,003

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2022.

(b)	Unless noted, all repurchase agreements were entered into on May 31, 2022. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.

(c)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Investment Abbreviations:
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill
USD	—United States Dollar

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 37.2%
Albion Capital LLC
$30,000,000	0.862%		06/06/22	$29,995,780
19,400,000	1.301		07/20/22	19,368,744
Alpine Securitization LLC
18,177,000	1.340	(a)	08/11/22	18,170,656
Antalis
34,649,000	1.221		07/26/22	34,583,514
5,000,000	1.506		08/04/22	4,988,291
16,356,000	1.425		08/05/22	16,316,838
Anz New Zealand (Int’l) Ltd.-London Branch
8,000,000	0.882		06/15/22	7,997,163
Atlantic Asset Securitization LLC
6,737,000	0.986		06/09/22	6,735,573
20,000,000	0.965		06/15/22	19,992,750
5,000,000	1.149		06/16/22	4,998,056
3,223,000	0.844		07/12/22	3,218,947
Australia and New Zealand Banking Group Ltd.
37,706,000	1.017		07/19/22	37,652,163
Banque et Caisse d’Epargne de l’Etat, Luxembourg
10,000,000	1.436		08/23/22	9,967,427
Barclays Bank UK PLC
35,000,000	0.944		06/15/22	34,986,977
Barton Capital S.A.
27,905,000	0.863		06/06/22	27,901,093
10,000,000	0.944		06/24/22	9,993,800
32,391,000	1.189		07/06/22	32,357,249
BNG Bank N.V.
33,419,000	0.913		06/21/22	33,401,436
BPCE
20,000,000	1.734		09/13/22	19,903,750
Brighthouse Financial Short Term Funding, LLC
5,000,000	0.883		06/15/22	4,998,142
Caisse d’Amortissement de la Dette Sociale
15,000,000	0.761		06/08/22	14,997,243
23,286,000	1.005		06/27/22	23,269,059
18,937,000	1.129		07/19/22	18,907,694
Cancara Asset Securitisation LLC
24,710,000	1.435		08/09/22	24,645,473
CDP Financial Inc.
11,218,000	1.261		07/27/22	11,197,432
20,399,000	0.620		08/01/22	20,356,877
Collateralized Commercial Paper Flex Co., LLC
8,000,000	2.266		12/02/22	7,909,144
Collateralized Commercial Paper V Co., LLC
14,667,000	0.915		07/11/22	14,647,272
Credit Agricole Corporate and Investment Bank
18,927,000	1.547		08/18/22	18,866,485
Credit Suisse AG
20,000,000	1.498		08/23/22	19,925,893
DBS Bank Ltd
9,500,000	1.017		07/19/22	9,485,492
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, Frankfurt Am Main
21,973,000	1.261		08/02/22	21,925,857
22,000,000	1.404		08/09/22	21,943,961
Erste Abwicklungsanstalt
19,448,000	1.190		07/26/22	19,413,180

Commercial Paper and Corporate Obligations – (continued)
Fairway Finance Co., LLC
3,529,000	1.016		06/07/22	3,528,430
9,395,000	1.120		07/13/22	9,382,398
Federation des Caisses Desjardins Du Quebec
28,500,000	0.772		06/16/22	28,489,005
20,963,000	1.292		07/28/22	20,923,316
First Abu Dhabi Bank P.J.S.C.
25,000,000	0.355		06/07/22	24,996,014
25,000,000	0.852		06/07/22	24,996,014
30,086,000	1.425		08/08/22	30,012,535
FMS Wertmanagement AOR
10,000,000	0.933		06/22/22	9,994,439
Gotham Funding Corp.
40,000,000	1.057		07/12/22	39,948,573
11,038,000	1.292		07/26/22	11,016,452
10,918,000	1.424		08/02/22	10,892,569
Ionic Capital III Trust
27,000,000	0.995		06/07/22	26,995,590
KFW
9,981,000	0.841		06/17/22	9,977,149
Liberty Street Funding LLC
4,359,000	0.691		06/03/22	4,358,702
3,369,000	1.017		06/17/22	3,367,600
18,000,000	1.016		06/30/22	17,985,150
16,443,000	1.425		08/09/22	16,400,157
Lloyds Bank PLC
20,000,000	0.842		06/15/22	19,992,733
LMA
15,000,000	0.986		06/14/22	14,994,744
LMA-Americas LLC
9,785,000	0.640		06/07/22	9,783,402
24,000,000	0.913		06/07/22	23,996,080
5,207,000	1.016		06/07/22	5,206,150
10,810,000	0.995		06/17/22	10,805,304
4,610,000	1.149		06/17/22	4,607,997
6,500,000	0.447		07/15/22	6,490,900
10,000,000	1.476		08/23/22	9,964,953
Macquarie Bank Ltd.
36,264,000	1.455		08/05/22	36,165,205
6,060,000	1.567		08/16/22	6,039,650
Macquarie Bank Ltd. (SOFR + 0.30%)
40,000,000	1.080	(a)	08/12/22	39,995,960
Manhattan Asset Funding Co. LLC
5,498,000	0.986		07/06/22	5,492,744
Matchpoint Finance PLC
19,000,000	1.017		07/13/22	18,974,968
Mitsubishi UFJ Trust and Banking Corp.-Singapore Branch
40,000,000	1.537		08/04/22	39,912,467
Mizuho Bank, Ltd-New York Branch
22,201,000	0.934		06/15/22	22,192,961
National Australia Bank Ltd.
35,109,000	1.048		07/25/22	35,050,158
National Bank of Canada
12,000,000	0.954		06/17/22	11,994,985
Nationwide Building Society
15,000,000	0.873		06/15/22	14,994,425
7,000,000	0.944		06/21/22	6,996,198
4,978,000	0.949		06/21/22	4,975,297

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Nieuw Amsterdam Receivables Corp.
$28,999,000	1.241%		07/25/22	$28,942,601
Nordea Bank ABP
19,232,000	0.335		07/01/22	19,216,516
Old Line Funding, LLC
11,340,000	1.119		07/08/22	11,327,324
Power Authority of the State of New York
10,000,000	2.068		11/02/22	9,911,381
Ridgefield Funding Company, LLC
7,000,000	1.067		07/11/22	6,991,350
Sentara Healthcare
10,000,000	0.850		06/14/22	10,000,543
State of California
12,251,000	0.970		06/22/22	12,251,354
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
38,000,000	1.068		07/15/22	37,946,563
Svenska Handelsbanken AB
34,441,000	1.048		07/21/22	34,393,672
Thunder Bay Funding, LLC
18,986,000	0.944		06/21/22	18,976,254
Toronto-Dominion Bank (The)
16,000,000	0.842		06/02/22	15,999,303
UBS AG-London Branch
16,897,000	0.854		06/28/22	16,884,160
Versailles Commercial Paper LLC
11,050,000	1.068		07/01/22	11,040,494
8,806,000	1.221		07/05/22	8,797,156
8,000,000	1.272		08/04/22	7,980,746
19,692,000	1.425		08/08/22	19,640,066
5,179,000	1.691		09/01/22	5,157,339
Victory Receivables Corp.
15,000,000	0.965		06/15/22	14,994,563
4,950,000	1.016		06/22/22	4,947,229
25,535,000	1.067		07/08/22	25,505,108

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $1,587,877,530)				$1,587,814,507

Certificates of Deposit-Eurodollar – 1.0%
Credit Agricole SA
$35,000,000	1.550%		08/24/22	$34,873,553
National Westminster Bank Public Ltd. Co.
9,771,000	1.500		08/15/22	9,740,948

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR
(Cost $44,614,533)				$44,614,501

Certificates of Deposit-Yankeedollar – 10.0%
Commonwealth Bank of Australia (SOFR + 0.20%)
$10,000,000	0.980%		08/26/22	$9,997,369
10,000,000	0.980		08/31/22	9,997,116
Credit Industriel et Commercial
40,000,000	0.260		06/01/22	39,999,395
15,000,000	0.320		06/10/22	14,997,803

Certificates of Deposit-Yankeedollar – (continued)
Landesbank Hessen-Thueringen Girozentrale
60,000,000	0.870		06/16/22	59,999,215
National Bank of Kuwait S.A.K.P
23,000,000	1.350		07/01/22	23,003,470
16,550,000	1.550		08/12/22	16,546,897
Natixis-New York Branch
36,100,000	1.440		08/02/22	36,114,601
Norinchukin Bank (The)
15,000,000	0.950		06/21/22	14,999,756
23,123,000	1.200		07/22/22	23,122,647
Oversea-Chinese Banking Corp. Ltd.
11,378,000	0.630		06/16/22	11,376,480
18,996,000	1.220		07/22/22	18,997,026
Skandinaviska Enskilda Banken AB (Publ)
36,800,000	1.830		10/05/22	36,803,692
Standard Chartered Bank-New York Branch
32,774,000	1.150		07/27/22	32,779,675
Sumitomo Mitsui Banking Corp.-New York Branch
46,000,000	1.450		08/04/22	46,023,761
Sumitomo Mitsui Trust Bank, Ltd.
4,582,000	0.770		06/14/22	4,581,788
23,474,000	0.900		06/15/22	23,474,034
4,578,000	0.980		06/16/22	4,578,151

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $427,352,808)				$427,392,876

Time Deposits – 13.5%
BNP Paribas
$100,000,000	0.810%		06/01/22	$100,000,000
Credit Agricole Corporate and Investment Bank
15,000,000	0.810		06/01/22	15,000,000
DBS Bank Ltd
150,000,000	0.850		06/03/22	150,003,749
HSBC Bank PLC
200,000,000	0.880		06/01/22	200,000,000
Skandinaviska Enskilda Banken AB (Publ)
113,000,000	0.810		06/01/22	113,000,000

TOTAL TIME DEPOSIT
(Cost $578,000,000)				$578,003,749

U.S. Government Agency Obligations – 1.9%
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
$8,000,000	1.158	%(b)	10/23/23	$8,010,373
15,900,000	1.163	(b)	10/30/23	15,921,924
Federal Home Loan Bank
8,800,000	0.818		07/12/22	8,790,429
7,000,000	0.843		07/15/22	6,991,796
200,000	1.063		08/18/22	199,488
4,400,000	1.104		09/01/22	4,385,611
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
11,698,113	0.850		06/07/22	11,698,113
5,500,000	0.910		06/07/22	5,500,000

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Government Agency Obligations – (continued)
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%) – (continued)
$12,884,615	1.113%		06/07/22	$12,884,616
8,000,000	1.139		06/07/22	8,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $82,353,596)				$82,382,350

U.S. Treasury Obligations – 12.0%
United States Treasury Bills
$500,000	0.905%		08/09/22	$499,013
700,000	1.007		08/09/22	698,619
100,000	0.945		08/16/22	99,776
100,000	0.976		08/16/22	99,776
3,300,000	0.982		08/16/22	3,292,622
1,300,000	0.997		08/16/22	1,297,094
100,000	0.976		08/23/22	99,754
400,000	1.048		08/23/22	399,014
1,100,000	1.053		08/23/22	1,097,288
200,000	1.068		08/23/22	199,507
300,000	1.073		08/23/22	299,260
21,000,000	1.079		08/23/22	20,948,235
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
113,700,000	1.157	(b)	04/30/23	113,846,104
78,650,000	0.064	(b)	07/31/23	78,777,941
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
291,603,000	1.158	(b)	10/31/23	292,175,227

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $512,991,473)				$513,829,230

Variable Rate Municipal Debt Obligations(c) – 4.4%
Alaska Housing Finance Corp. VRDN RB Governmental Purpose Series 2009 B RMKT (FHLB, SPA)
$400,000	0.650%		06/07/22	$400,000
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
18,600,000	0.950		06/07/22	18,600,000
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
38,775,000	0.860		06/07/22	38,775,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (TB Bank N.A., LOC)
34,960,000	0.850		06/07/22	34,960,000
Colorado Housing and Finance Authority
7,695,000	0.850		06/07/22	7,695,000
11,500,000	0.850		06/07/22	11,500,000
13,000,000	0.850		06/07/22	13,000,000
15,000,000	0.850		06/07/22	15,000,000
Colorado Housing and Finance Authority Single Family Mortgage Bonds Class I VRDN RB 2021 Refunding Series C-2 (GNMA Collat., FHLB, SPA)
8,310,000	0.850		06/07/22	8,310,000

Variable Rate Municipal Debt Obligations(c) – (continued)
Massachusetts Health & Educational Facilities Authority VRDN RB for Parters Healthcare System Series P-2 RMKT (JPMorgan Chase Bank N.A., SPA)
150,000	0.650		06/07/22	150,000
Michigan Finance Authority VRDN RB Refunding for School Loan Revolving Fund Series 2019 C (Bank of America N.A., LOC)
30,000,000	0.870		06/07/22	30,000,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2008 A (U.S. Bank N.A., LIQ)
620,000	0.670		06/07/22	620,000
State of Texas
820,000	0.720		06/07/22	820,000
2,000,000	0.730		06/07/22	2,000,000
State of Texas GO VRDN Veterans Bonds Series 2019 (JPMorgan Chase Bank N.A., SPA)
4,000,000	0.750		06/07/22	4,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for Metropolitan Transportation Authority Bridges & Tunnels Series 2018E (Bank of America N.A., LOC)
3,665,000	0.860		06/07/22	3,665,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $189,494,993)				$189,495,000

Variable Rate Obligations(b) – 6.2%
Australia and New Zealand Banking Group Ltd. (SOFR + 0.40%)
$14,961,000	1.180	%(a)	11/21/22	$14,964,585
Bank of Nova Scotia (The) (FEDL01 + 0.38%)
19,750,000	1.210		12/20/22	19,749,977
Commonwealth Bank of Australia (SOFR + 0.20%)
27,686,000	0.980	(a)	08/24/22	27,678,949
Credit Industriel et Commercial
17,500,000	1.180		11/28/22	17,498,242
Manhattan Asset Funding Co. LLC (SOFR + 0.32%)
10,000,000	1.100	(a)	10/03/22	10,000,000
Matchpoint Finance Public Ltd. Co. (SOFR + 0.32%)
15,504,000	1.100	(a)	08/30/22	15,504,000
MUFG Bank, Ltd.-New York Branch (SOFR + 0.32%)
15,000,000	1.100		09/02/22	14,999,210
National Bank of Canada (SOFR + 0.40%)
40,330,000	1.180	(a)	11/10/22	40,332,357
Nordea Bank ABP-New York Branch (SOFR + 0.42%)
35,000,000	1.200		11/30/22	35,000,000
Old Line Funding, LLC (FEDL01 + 0.27%)
19,000,000	1.100	(a)	10/03/22	19,000,000
Svenska Handelsbanken AB-New York Branch (SOFR + 0.12%)
34,360,000	0.900		07/11/22	34,356,515
Thunder Bay Funding, LLC (FEDL01 + 0.27%)
13,500,000	1.100	(a)	10/03/22	13,500,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $262,586,094)				$262,583,835

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $3,685,271,027)				$3,686,116,048

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(d) – 13.7%
BNP Paribas
$17,000,000	0.900%		06/01/22	$17,000,052
Maturity Value: $17,000,425

Collateralized by mortgage-backed obligations, 1.239% to
10.084%, due 02/27/24 to 10/25/51, various asset-backed
obligations, 3.894% to 4.886%, due 07/22/28 to 10/15/29 and
various corporate security issuers, 2.500% to 5.950%, due
04/06/27 to 04/22/52. The aggregate market value of the
collateral, including accrued interest, was $18,748,040.

20,000,000	0.990	(b)	06/07/22	20,000,000
Maturity Value: $20,101,750
Settlement Date: 12/07/21
Collateralized by various corporate security issuers, 3.375% to 9.875%, due 10/15/23 to 03/15/43. The aggregate market value of the collateral, including accrued interest, was $21,986,035.

BofA Securities, Inc.
150,000,000	0.890		06/01/22	150,000,000
Maturity Value: $150,003,708
Collateralized by various corporate security issuers, 2.800% to 10.750%, due 09/26/22 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $165,000,385.

J.P. Morgan Securities LLC
80,000,000	0.950		06/01/22	80,000,000
Maturity Value: $80,014,778
Settlement Date: 05/25/22
Collateralized by an Exchange-Traded Fund and various equity securities. The aggregate market value of the collateral, including accrued interest, was $86,415,961.

Joint Account III
200,000,000	0.801		06/01/22	200,000,060
Maturity Value: $200,004,450

Mizuho Securities USA LLC
50,000,000	0.920		06/01/22	50,000,180
Maturity Value: $50,001,278
Collateralized by various corporate security issuers, 0.738% to 8.125%, due 06/10/22 to 03/15/45. The aggregate market value of the collateral, including accrued interest, was $52,500,764.

RBC Capital Markets, LLC
65,000,000	0.920		06/01/22	65,000,235
Maturity Value: $65,001,661

Collateralized by U.S. Treasury Notes, 2.125% to 2.625%, due
06/30/23 to 09/30/24 and various corporate security issuers,
0.000% to 8.571%, due 06/08/22 to 12/31/99. The aggregate
market value of the collateral, including accrued interest, was
$68,248,343.

TOTAL REPURCHASE AGREEMENTS
(Cost $582,000,000)				$582,000,527

TOTAL INVESTMENTS – 99.9%
(Cost $4,267,271,027)				$4,268,116,575

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%				5,217,524

NET ASSETS – 100.0%				$4,273,334,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2022.

(c)	Rate shown is that which is in effect on May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Unless noted, all repurchase agreements were entered into on May 31, 2022. Additional information on Joint Repurchase Agreement Account III

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
FHLB	—Insured by Federal Home Loan Bank
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMY	—Money Market Yield
RB	—Revenue Bond
RMKT	—Remarketed
SOFR	—Secured Overnight Financing Rate
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
USD	—United States Dollar
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 27.6%
Albion Capital LLC
$5,000,000	0.862%		06/06/22	$4,999,297
5,357,000	1.301		07/20/22	5,348,369
Alpine Securitization LLC
4,988,000	1.340	(a)	08/11/22	4,986,259
Antalis
9,051,000	1.221		07/26/22	9,033,894
1,500,000	1.506		08/04/22	1,496,487
4,409,000	1.425		08/05/22	4,398,443
Anz New Zealand (Int’l) Ltd.-London Branch
1,000,000	0.882		06/15/22	999,645
Atlantic Asset Securitization LLC
1,964,000	0.986		06/09/22	1,963,584
Australia and New Zealand Banking Group Ltd.
11,090,000	1.017		07/19/22	11,074,166
Banque et Caisse d’Epargne de l’Etat, Luxembourg
4,539,000	0.620		06/06/22	4,538,388
2,500,000	1.436		08/23/22	2,491,857
Barclays Bank UK PLC
10,000,000	0.944		06/15/22	9,996,279
Barton Capital S.A.
5,874,000	0.863		06/06/22	5,873,178
8,609,000	1.189		07/06/22	8,600,029
BNG Bank N.V.
8,728,000	0.913		06/21/22	8,723,413
BPCE
7,000,000	1.734		09/13/22	6,966,312
Brighthouse Financial Short Term Funding, LLC
1,000,000	0.883		06/15/22	999,628
Caisse d’Amortissement de la Dette Sociale
10,015,000	1.129		07/19/22	9,999,501
Cancara Asset Securitisation LLC
6,904,000	1.435		08/09/22	6,885,971
CDP Financial Inc.
2,731,000	1.261		07/27/22	2,725,993
6,253,000	0.620		08/01/22	6,240,088
Collateralized Commercial Paper V Co., LLC
4,507,000	0.915		07/11/22	4,500,938
Credit Agricole Corporate and Investment Bank
10,613,000	1.547		08/18/22	10,579,067
Credit Suisse AG
4,000,000	1.498		08/23/22	3,985,179
DBS Bank Ltd
2,700,000	1.017		07/19/22	2,695,877
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, Frankfurt Am Main
8,257,000	1.261		08/02/22	8,239,285
5,500,000	1.404		08/09/22	5,485,990
Erste Abwicklungsanstalt
4,926,000	1.190		07/26/22	4,917,180
Fairway Finance Co., LLC
1,088,000	1.016		06/07/22	1,087,824
2,751,000	1.120		07/13/22	2,747,310
Federation des Caisses Desjardins Du Quebec
8,110,000	1.292		07/28/22	8,094,647
First Abu Dhabi Bank P.J.S.C.
5,000,000	0.355		06/07/22	4,999,203

Commercial Paper and Corporate Obligations – (continued)
First Abu Dhabi Bank P.J.S.C. – (continued)
5,000,000	0.852		06/07/22	4,999,203
9,245,000	1.425		08/08/22	9,222,425
FMS Wertmanagement AOR
3,000,000	0.933		06/22/22	2,998,332
Gotham Funding Corp.
2,591,000	1.292		07/26/22	2,585,942
2,943,000	1.424		08/02/22	2,936,145
Ionic Capital III Trust
7,000,000	0.995		06/07/22	6,998,857
KFW
2,747,000	0.841		06/17/22	2,745,940
Liberty Street Funding LLC
1,039,000	1.017		06/17/22	1,038,568
4,594,000	1.425		08/09/22	4,582,030
Lloyds Bank PLC
2,000,000	0.842		06/15/22	1,999,273
LMA
3,000,000	0.986		06/14/22	2,998,949
LMA-Americas LLC
6,000,000	0.913		06/07/22	5,999,020
1,502,000	1.016		06/07/22	1,501,755
2,914,000	1.149		06/17/22	2,912,734
4,000,000	0.447		07/15/22	3,994,400
4,000,000	1.476		08/23/22	3,985,981
Macquarie Bank Ltd.
9,905,000	1.455		08/05/22	9,878,016
2,248,000	1.567		08/16/22	2,240,451
Macquarie Bank Ltd. (SOFR + 0.30%)
8,000,000	1.080	(a)	08/12/22	7,999,192
Matchpoint Finance PLC
5,500,000	1.017		07/13/22	5,492,754
Mitsubishi UFJ Trust and Banking Corp.-Singapore Branch
14,000,000	1.537		08/04/22	13,969,363
Mizuho Bank, Ltd-New York Branch
5,900,000	0.934		06/15/22	5,897,864
National Australia Bank Ltd.
10,558,000	1.048		07/25/22	10,540,305
National Bank of Canada
2,000,000	0.954		06/17/22	1,999,164
Nationwide Building Society
4,000,000	0.873		06/15/22	3,998,513
1,000,000	0.944		06/21/22	999,457
1,366,000	0.949		06/21/22	1,365,258
Nieuw Amsterdam Receivables Corp.
6,885,000	1.241		07/25/22	6,871,610
Old Line Funding, LLC
3,321,000	1.119		07/08/22	3,317,288
Power Authority of the State of New York
2,500,000	2.068		11/02/22	2,477,845
Ridgefield Funding Company, LLC
1,000,000	1.067		07/11/22	998,764
Sentara Healthcare
4,000,000	0.850		06/14/22	4,000,217
State of California
3,080,000	0.970		06/22/22	3,080,089
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
5,000,000	1.241		07/26/22	4,990,597

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Svenska Handelsbanken AB
$10,357,000	1.048%		07/21/22	$10,342,768
Thunder Bay Funding, LLC
4,939,000	0.944		06/21/22	4,936,465
Toronto-Dominion Bank (The)
5,000,000	0.842		06/02/22	4,999,782
UBS AG-London Branch
4,981,000	0.854		06/28/22	4,977,215
Versailles Commercial Paper LLC
3,000,000	1.068		07/01/22	2,997,419
2,579,000	1.221		07/05/22	2,576,410
5,308,000	1.425		08/08/22	5,294,001
5,347,000	1.691		09/01/22	5,324,637
Victory Receivables Corp.
2,977,000	1.016		06/22/22	2,975,333
5,500,000	1.067		07/08/22	5,493,562
2,563,000	1.424		08/03/22	2,556,749
5,412,000	1.444		08/08/22	5,397,353

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $385,171,044)				$385,161,276

Certificates of Deposit-Yankeedollar – 10.8%
Commonwealth Bank of Australia (SOFR + 0.20%)
$3,000,000	0.980%		08/26/22	$2,999,211
2,000,000	0.980		08/31/22	1,999,423
Credit Industriel et Commercial
30,000,000	0.260		06/01/22	29,999,546
Landesbank Hessen-Thueringen Girozentrale
18,000,000	0.870		06/16/22	17,999,764
National Bank of Kuwait S.A.K.P
4,000,000	1.350		07/05/22	4,000,503
4,223,000	1.550		08/12/22	4,222,208
Natixis-New York Branch
10,000,000	1.440		08/02/22	10,004,045
Norinchukin Bank (The)
5,000,000	0.950		06/21/22	4,999,919
3,524,000	1.200		07/22/22	3,523,946
Oversea-Chinese Banking Corp. Ltd.
8,000,000	0.630		06/16/22	7,998,931
3,787,000	1.220		07/22/22	3,787,205
Skandinaviska Enskilda Banken AB (Publ)
9,900,000	1.830		10/05/22	9,900,993
Standard Chartered Bank-New York Branch
9,857,000	1.150		07/27/22	9,858,707
Sumitomo Mitsui Banking Corp.-New York Branch
12,000,000	1.450		08/04/22	12,006,199
Sumitomo Mitsui Trust Bank, Ltd.
2,000,000	0.810		06/01/22	2,000,000
9,782,000	0.770		06/14/22	9,781,548
6,238,000	0.900		06/15/22	6,238,009
9,791,000	0.980		06/16/22	9,791,322

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $151,100,994)				$151,111,479

Time Deposits – 15.0%
Cooeperatieve Rabobank U.A.
$45,000,000	0.810%		06/01/22	$45,000,000
Credit Agricole Corporate and Investment Bank
34,000,000	0.810		06/01/22	34,000,000
DBS Bank Ltd
50,000,000	0.850		06/03/22	50,001,249
Erste Group Bank AG-New York Branch
45,000,000	0.820		06/01/22	45,000,000
Skandinaviska Enskilda Banken AB (Publ)
36,000,000	0.810		06/01/22	36,000,000

TOTAL TIME DEPOSIT
(Cost $210,000,000)				$210,001,249

U.S. Government Agency Obligations – 2.1%
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
$1,600,000	1.158	%(b)	10/23/23	$1,602,075
3,400,000	1.163	(b)	10/30/23	3,404,688
Federal Home Loan Bank
2,500,000	0.818		07/12/22	2,497,282
2,000,000	0.843		07/15/22	1,997,656
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
4,500,000	0.910		06/07/22	4,500,000
3,511,609	1.111		06/07/22	3,511,609
6,205,924	1.113		06/07/22	6,205,923
4,500,000	1.139		06/07/22	4,500,000
U.S. International Development Finance Corp.
1,760,000	0.850		06/07/22	1,760,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $29,972,976)				$29,979,233

U.S. Treasury Obligations – 12.1%
United States Treasury Bills
$200,000	1.089%		08/23/22	$199,507
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
57,400,000	1.157	(b)	04/30/23	57,473,759
18,900,000	0.064	(b)	07/31/23	18,930,745
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
79,500,000	1.158	(b)	10/31/23	79,656,007
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
12,866,000	1.172	(b)	01/31/23	12,880,295

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $168,867,821)				$169,140,313

Variable Rate Municipal Debt Obligations(c) – 7.5%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$8,000,000	0.950%		06/07/22	$8,000,000

The accompanying notes are an integral part of these financial statements.	21

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Municipal Debt Obligations(c) – (continued)
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$10,910,000	0.860%		06/07/22	$10,910,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (TB Bank N.A., LOC)
22,300,000	0.850		06/07/22	22,300,000
City of Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Wells Fargo Bank N.A. SPA)
6,165,000	0.700		06/07/22	6,165,000
Colorado Housing and Finance Authority
2,165,000	0.850		06/07/22	2,165,000
3,500,000	0.850		06/07/22	3,500,000
5,000,000	0.850		06/07/22	5,000,000
Colorado Housing and Finance Authority Single Family Mortgage Bonds Class I VRDN RB 2021 Refunding Series C-2 (GNMA Collat., FHLB, SPA)
5,290,000	0.850		06/07/22	5,290,000
Maricopa County Industrial Development Authority VRDN RB for Banner Health Series 202
21,790,000	0.950		06/07/22	21,790,000
Metropolitan Water District of Southern California VRDN Subordinate Water Revenue Refunding Series 2021 A (Bank of America N.A., SPA)
4,650,000	0.870		06/07/22	4,650,000
Michigan Finance Authority VRDN RB Refunding for School Loan Revolving Fund Series 2019 C (Bank of America N.A., LOC)
12,900,000	0.870		06/07/22	12,900,000
State of Texas
400,000	0.720		06/07/22	400,000
500,000	0.720		06/07/22	500,000
State of Texas GO VRDN Veterans Bonds Series 2019 (JPMorgan Chase Bank N.A., SPA)
1,725,000	0.750		06/07/22	1,725,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $105,295,000)				$105,295,000

Variable Rate Obligations(b) – 5.0%
Commonwealth Bank of Australia (SOFR + 0.20%)
$7,700,000	0.980	%(a)	08/24/22	$7,698,039
Manhattan Asset Funding Co. LLC (SOFR + 0.32%)
14,500,000	1.100	(a)	10/03/22	14,500,000
Matchpoint Finance Public Ltd. Co. (SOFR + 0.32%)
9,473,000	1.100	(a)	08/30/22	9,473,000
MUFG Bank, Ltd.-New York Branch (SOFR + 0.32%)
5,000,000	1.100		09/02/22	4,999,737
Old Line Funding, LLC (FEDL01 + 0.27%)
7,000,000	1.100	(a)	10/03/22	7,000,000
Svenska Handelsbanken AB-New York Branch (SOFR + 0.12%)
9,571,000	0.900		07/11/22	9,570,029
Thunder Bay Funding, LLC (FEDL01 + 0.27%)
9,500,000	1.100	(a)	10/03/22	9,500,000

Variable Rate Obligations(b) – (continued)
UBS AG-London Branch (SOFR + 0.17%)
7,000,000	0.950	%(a)	08/18/22	6,997,325

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $69,740,355)				$69,738,130

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $1,120,148,190)				$1,120,426,680

Repurchase Agreements(d) – 19.8%
BNP Paribas
$6,000,000	0.900%		06/01/22	$6,000,018
Maturity Value: $6,000,150

Collateralized by mortgage-backed obligations, 1.239% to
10.084%, due 10/25/41 to 10/25/51, various asset-backed
obligations, 3.894% to 4.886%, due 07/22/28 to 11/15/48 and
various corporate security issuers, 1.050% to 5.700%, due
10/15/26 to 04/22/52. The aggregate market value of the
collateral, including accrued interest, was $6,531,186.

5,000,000	0.990	(b)	06/07/22	5,000,000
Maturity Value: $5,025,438
Settlement Date: 12/07/21
Collateralized by various corporate security issuers, 2.800% to 8.500%, due 07/21/23 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $5,500,130.

BofA Securities, Inc.
50,000,000	0.890		06/01/22	50,000,139
Maturity Value: $50,001,236
Collateralized by various corporate security issuers, 1.650% to 11.000%, due 12/09/22 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $55,000,456.

J.P. Morgan Securities LLC
20,000,000	0.950		06/01/22	20,000,000
Maturity Value: $20,003,694
Settlement Date: 05/25/22
Collateralized by an Exchange-Traded Fund, 0.000%, due 01/01/49 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $21,603,994.

Joint Account III
180,000,000	0.801		06/01/22	180,000,054
Maturity Value: $180,004,005

22	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreements(d) – (continued)
Mizuho Securities USA LLC
$15,000,000	0.920%	06/01/22	$15,000,054
Maturity Value: $15,000,383
Collateralized by various corporate security issuers, 1.202% to 7.950%, due 02/14/24 to 02/04/51. The aggregate market value of the collateral, including accrued interest, was $15,750,940.

TOTAL REPURCHASE AGREEMENTS
(Cost $276,000,000)			$276,000,265

TOTAL INVESTMENTS – 99.9%
(Cost $1,396,148,190)			$1,396,426,945

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			871,549

NET ASSETS – 100.0%			$1,397,298,494

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2022.

(c)	Rate shown is that which is in effect on May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Unless noted, all repurchase agreements were entered into on May 31, 2022. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
COPS	—Certificates of Participation
FEDL01	—US Federal Funds Effective Rate
FHLB	—Insured by Federal Home Loan Bank
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
LOC	—Letter of Credit
MMY	—Money Market Yield
RB	—Revenue Bond
RMKT	—Remarketed
SOFR	—Secured Overnight Financing Rate
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
USD	—United States Dollar
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 100.0%
United States Treasury Bills
$200,400,000	0.710%		06/02/22	$200,396,103
95,800,000	0.497		06/07/22	95,791,937
149,500,000	0.497		06/07/22	149,486,296
252,100,000	0.497		06/07/22	252,078,992
3,320,000,000	0.497		06/07/22	3,319,728,867
259,900,000	0.386		06/09/22	259,878,053
82,700,000	0.578		06/14/22	82,687,905
1,500,000,000	0.578		06/14/22	1,499,674,998
5,000,000,000	0.578		06/14/22	4,998,970,829
500,000,000	0.634		06/21/22	499,827,778
2,000,000,000	0.634		06/21/22	1,999,305,557
5,500,000,000	0.634		06/21/22	5,498,044,436
301,600,000	0.579		06/28/22	301,471,066
2,750,000,000	0.579		06/28/22	2,748,535,631
3,242,500,000	0.579		06/28/22	3,240,700,399
155,000,000	0.710		06/30/22	154,912,597
2,200,000,000	0.721		07/05/22	2,198,524,778
17,200,000	0.680		07/07/22	17,187,272
41,700,000	0.680		07/07/22	41,672,270
46,100,000	0.680		07/07/22	46,066,808
52,200,000	0.680		07/07/22	52,161,894
158,900,000	0.680		07/07/22	158,792,743
349,500,000	0.680		07/07/22	349,265,136
1,554,100,000	0.680		07/07/22	1,553,058,753
102,000,000	0.554		07/12/22	101,936,689
2,029,200,000	0.554		07/12/22	2,027,928,932
35,400,000	0.807		07/19/22	35,362,240
54,700,000	0.807		07/19/22	54,645,300
131,200,000	0.807		07/19/22	131,064,427
163,900,000	0.807	(a)	07/19/22	163,714,247
193,700,000	0.807		07/19/22	193,494,678
218,000,000	0.807	(a)	07/19/22	217,770,373
268,000,000	0.807		07/19/22	267,690,907
1,676,100,000	0.807		07/19/22	1,674,613,858
215,000,000	0.848	(a)	07/21/22	214,750,660
26,200,000	0.722		07/26/22	26,165,376
792,100,000	0.722		07/26/22	791,240,792
1,750,000,000	0.722		07/26/22	1,747,553,652
2,600,000	0.381		07/28/22	2,598,456
21,800,000	0.818		08/02/22	21,769,026
2,515,500,000	0.818		08/02/22	2,512,012,539
51,300,000	0.970		08/04/22	51,212,904
183,200,000	0.970		08/04/22	182,890,596
286,600,000	0.970	(a)	08/04/22	286,110,869
54,400,000	0.925		08/09/22	54,306,160
78,400,000	0.925		08/09/22	78,251,236
106,400,000	0.925		08/09/22	106,218,499
4,213,700,000	0.925		08/09/22	4,206,350,605
142,600,000	1.026		08/11/22	142,315,949
190,300,000	1.026		08/11/22	189,915,303
769,500,000	1.026		08/11/22	768,619,778
57,600,000	0.982		08/16/22	57,483,264
58,300,000	0.982		08/16/22	58,183,076
98,300,000	0.982		08/16/22	98,107,004
136,200,000	0.982		08/16/22	135,921,093
145,500,000	0.982		08/16/22	145,192,833

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
149,900,000	0.982		08/16/22	149,589,874
3,079,900,000	0.982		08/16/22	3,073,625,559
27,700,000	1.055		08/18/22	27,640,584
91,300,000	1.055		08/18/22	91,094,765
331,900,000	1.055		08/18/22	331,152,119
552,700,000	1.055		08/18/22	551,777,912
40,100,000	1.079		08/23/22	40,002,462
47,500,000	1.079		08/23/22	47,387,201
81,500,000	1.079		08/23/22	81,319,613
126,200,000	1.079		08/23/22	125,894,491
183,400,000	1.079		08/23/22	182,962,362
201,200,000	1.079		08/23/22	200,705,970
353,675,000	1.079		08/23/22	352,810,658
3,622,000,000	1.079		08/23/22	3,613,064,727
16,000,000	0.738		08/25/22	15,971,289
23,600,000	0.738		08/25/22	23,550,129
33,500,000	0.738		08/25/22	33,419,321
51,500,000	0.738		08/25/22	51,400,290
57,100,000	0.738		08/25/22	56,986,078
79,100,000	0.738		08/25/22	78,903,898
160,400,000	0.738		08/25/22	160,125,426
234,500,000	0.738		08/25/22	234,104,118
109,300,000	1.129		08/30/22	108,996,693
7,395,000,000	1.129		08/30/22	7,374,478,875
235,500,000	1.078		09/01/22	234,844,002
390,900,000	1.078		09/01/22	389,841,095
1,849,000,000	1.078		09/01/22	1,845,834,103
6,100,000	1.058		09/06/22	6,082,824
14,800,000	1.058		09/06/22	14,756,932
88,500,000	1.058		09/06/22	88,252,003
6,500,000,000	1.058		09/06/22	6,478,545,486
6,600,000	0.733		09/08/22	6,581,124
92,025,000	0.733		09/08/22	91,845,321
112,300,000	0.733		09/08/22	112,077,646
37,400,000	1.181		09/13/22	37,274,128
64,900,000	1.181		09/13/22	64,683,450
3,429,400,000	1.181		09/13/22	3,417,907,700
998,000,000	1.273		09/20/22	994,153,541
5,500,000,000	1.303		09/27/22	5,476,924,444
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
3,273,400,000	1.097	(b)	04/30/23	3,273,644,240
2,653,000,000	1.092	(b)	07/31/23	2,653,177,724
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
5,492,400,000	1.098	(b)	10/31/23	5,492,585,545
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
1,497,300,000	1.112	(b)	01/31/23	1,497,514,615
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
4,287,000,000	1.118	(b)	07/31/22	4,287,858,158
1,007,700,000	1.118	(b)	10/31/22	1,007,856,413
United States Treasury Notes
141,500,000	1.750		06/15/22	141,565,164
49,900,000	1.750		06/30/22	49,941,996

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$152,150,000	1.750%	07/15/22	$152,452,492
144,200,000	0.125	08/31/22	143,855,252
134,800,000	0.125	01/31/23	134,096,583
34,000,000	1.375	02/15/23	33,903,128
286,200,000	2.000	02/15/23	288,569,452
42,700,000	0.125	02/28/23	42,440,246
51,700,000	2.625	02/28/23	52,377,491

TOTAL INVESTMENTS – 100.0%			$101,982,019,131

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			1,665,697

NET ASSETS – 100.0%			$101,983,684,828

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2022.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 26.2%
United States Floating Rate Note (3 Mo. U.S. T-Bill MMY – 0.02%)
$634,000,000	1.048	%(a)	01/31/24	$634,451,324
United States Treasury Bills
400,000	0.925		08/09/22	399,241
132,200,000	0.925		08/09/22	131,969,421
2,500,000	0.982		08/16/22	2,494,907
7,600,000	1.089		08/23/22	7,581,251
43,500,000	1.247		09/06/22	43,356,420
85,500,000	0.091		10/06/22	85,472,854
381,200,000	1.450		11/03/22	378,869,385
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
2,362,500,000	1.097	(a)	04/30/23	2,362,581,387
1,124,500,000	1.092	(a)	07/31/23	1,124,544,746
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
1,005,700,000	1.098	(a)	10/31/23	1,005,752,896
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
843,300,000	1.112	(a)	01/31/23	843,384,672
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
216,800,000	1.118	(a)	07/31/22	216,810,598
164,100,000	1.118	(a)	10/31/22	164,120,801
United States Treasury Notes
33,800,000	0.125		01/31/23	33,623,624
8,500,000	1.375		02/15/23	8,475,782
71,700,000	2.000		02/15/23	72,293,605
10,700,000	0.125		02/28/23	10,634,909
12,900,000	2.625		02/28/23	13,069,045

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$7,139,886,868

Repurchase Agreements(b) – 71.7%
Barclays Bank PLC
$200,000,000	0.800%		06/01/22	$200,000,000
Maturity Value: $200,004,444
Collateralized by a U.S. Treasury Note, 1.250%, due 08/15/31. The market value of the collateral, including accrued interest, was $204,004,549.

BNP Paribas
101,000,000	0.640	(c)	06/07/22	101,000,000
Maturity Value: $101,219,058
Settlement Date: 03/21/22

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
2.375%, due 01/15/25 and a U.S. Treasury Interest-Only
Stripped Security, 0.000%, due 05/15/33. The aggregate market value of the collateral, including accrued interest, was
$103,020,000.

Repurchase Agreements(b) – (continued)
BNP Paribas – (continued)
139,000,000	0.720	%(c)	06/07/22	139,000,000
Maturity Value: $139,505,960
Settlement Date: 03/08/22

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
2.375%, due 01/15/25, a U.S. Treasury Inflation-Indexed Note,
0.125%, due 04/15/25 and a U.S. Treasury Note, 1.250%, due
04/30/28. The aggregate market value of the collateral,
including accrued interest, was $141,780,031.

100,000,000	0.770	(c)	06/07/22	100,000,000
Maturity Value: $100,387,139
Settlement Date: 03/11/22

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%,
due 04/15/25 and a U.S. Treasury Interest-Only Stripped
Security, 0.000%, due 05/15/33. The aggregate market value of the collateral, including accrued interest, was $102,000,000.

105,000,000	0.820	(c)	06/07/22	105,000,000
Maturity Value: $105,440,067
Settlement Date: 03/15/22

Collateralized by a U.S. Treasury Bond, 2.250%, due 05/15/41, a
U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25
and a U.S. Treasury Note, 0.250%, due 06/15/23. The
aggregate market value of the collateral, including accrued
interest, was $107,100,052.

BofA Securities, Inc.
100,000,000	0.730		06/01/22	100,000,000
Maturity Value: $100,002,028
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/28. The market value of the collateral, including accrued interest, was $102,000,000.
25,000,000	0.790	(c)	06/07/22	25,000,000
Maturity Value: $25,100,944
Settlement Date: 03/14/22
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/31. The market value of the collateral, including accrued interest, was $25,500,000.

Citigroup Global Markets, Inc. (Overnight Treasury + 0.02%)
90,000,000	0.800		06/01/22	90,000,000
Maturity Value: $90,002,000

Collateralized by U.S. Treasury Bills, 0.000%, due 04/20/23 to
05/18/23 and U.S. Treasury Notes, 2.500% to 2.750%, due
05/31/24 to 05/31/29. The aggregate market value of the
collateral, including accrued interest, was $91,806,997.

Credit Agricole Corporate and Investment Bank
100,000,000	0.740		06/01/22	100,000,000
Maturity Value: $100,002,056
Collateralized by U.S. Treasury Bonds, 1.375% to 3.875%, due 08/15/40 to 08/15/50. The aggregate market value of the collateral, including accrued interest, was $102,000,009.

Deutsche Bank Securities Inc. (Overnight Treasury + 0.02%)
4,000,000	0.700		06/01/22	4,000,000
Maturity Value: $4,000,078
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/23. The market value of the collateral, including accrued interest, was $4,080,003.

26	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(b) – (continued)
Federal Reserve Bank of New York (Overnight Treasury + 0.02%)
$16,500,000,000	0.800%		06/01/22	$16,500,000,000
Maturity Value: $16,500,366,667
Collateralized by U.S. Treasury Notes, 1.625% to 2.750%, due 11/30/22 to 05/15/31. The aggregate market value of the collateral, including accrued interest, was $16,500,366,725.

Fixed Income Clearing Corp.
160,000,000	0.550		06/01/22	160,000,000
Maturity Value: $160,002,444
Collateralized by U.S. Treasury Notes, 0.375% to 1.250%, due 04/30/25 to 08/15/31. The aggregate market value of the collateral, including accrued interest, was $163,200,071.
200,000,000	0.760		06/01/22	200,000,000
Maturity Value: $200,004,222
Collateralized by U.S. Treasury Notes, 0.375% to 1.250%, due 09/30/27 to 06/30/28. The aggregate market value of the collateral, including accrued interest, was $204,000,062.

HSBC Bank PLC
100,000,000	0.820	(a)	06/07/22	100,000,000
Maturity Value: $100,214,111
Settlement Date: 03/08/22

Shared collateral consisting of U.S. Treasury Bills, 0.000%, due
09/01/22 to 10/20/22, U.S. Treasury Bonds, 1.125% to 7.125%,
due 02/15/23 to 05/15/51, a U.S. Treasury Inflation-Indexed
Bond, 2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed
Notes, 0.125% to 0.750%, due 01/15/23 to 07/15/31 and U.S.
Treasury Notes, 0.125% to 3.125%, due 07/15/22 to 11/15/31.
The aggregate market value of the collateral, including accrued interest, was $212,368,873.

HSBC Bank PLC (Overnight Treasury + 0.02%)
100,000,000	0.820	(a)	06/07/22	100,000,000
Maturity Value: $101,173,057
Settlement Date: 01/11/21

Shared collateral consisting of U.S. Treasury Bills, 0.000%, due
09/01/22 to 10/20/22, U.S. Treasury Bonds, 1.125% to 7.125%,
due 02/15/23 to 05/15/51, a U.S. Treasury Inflation-Indexed
Bond, 2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed
Notes, 0.125% to 0.750%, due 01/15/23 to 07/15/31 and U.S.
Treasury Notes, 0.125% to 3.125%, due 07/15/22 to 11/15/31.
The aggregate market value of the collateral, including accrued interest, was $212,368,873.

275,000,000	0.820	(a)	06/07/22	275,000,000
Maturity Value: $278,401,295
Settlement Date: 12/14/20

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/01/22,
U.S. Treasury Bonds, 1.875% to 7.125%, due 02/15/23 to
11/15/51, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due
01/15/25, U.S. Treasury Inflation-Indexed Notes, 0.125% to
0.750%, due 01/15/23 to 07/15/28 and U.S. Treasury Notes,
0.125% to 2.500%, due 07/15/22 to 11/15/31. The aggregate
market value of the collateral, including accrued interest, was
$280,506,415.

Joint Account I (Overnight Treasury + 0.02%)
1,000,000,000	0.779		06/01/22	1,000,000,000
Maturity Value: $1,000,021,639

Repurchase Agreements(b) – (continued)
Norinchukin Bank (The)
30,000,000	0.840		06/16/22	30,000,000
Maturity Value: $30,026,600
Settlement Date: 05/09/22

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29
and U.S. Treasury Notes, 1.250% to 1.750%, due 01/31/29 to
08/15/31. The aggregate market value of the collateral,
including accrued interest, was $30,600,082.

Sumitomo Mitsui Banking Corp.
150,000,000	0.805		06/01/22	150,000,000
Maturity Value: $150,003,354
Collateralized by U.S. Treasury Notes, 1.750% to 2.250%, due 06/30/24 to 10/31/24. The aggregate market value of the collateral, including accrued interest, was $153,003,515.

Sumitomo Mitsui Trust Bank, Ltd.
18,000,000	0.830	(c)	06/07/22	18,000,000
Maturity Value: $18,009,130
Settlement Date: 05/25/22
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45 and a U.S. Treasury Note, 1.250%, due 07/31/23. The aggregate market value of the collateral, including accrued interest, was $18,430,310.

TOTAL REPURCHASE AGREEMENTS				$19,497,000,000

TOTAL INVESTMENTS – 97.9%				$26,636,886,868

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%				565,058,072

NET ASSETS – 100.0%				$27,201,944,940

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2022.

(b)	Unless noted, all repurchase agreements were entered into on May 31, 2022. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(c)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	27

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 26.1%
United States Treasury Bills
$6,300,000	0.690%		06/02/22	$6,299,878
11,900,000	0.690		06/02/22	11,899,775
40,000,000	0.507		06/16/22	39,991,667
20,000,000	0.710		06/30/22	19,988,722
2,300,000	0.925		08/09/22	2,295,636
64,000,000	0.925		08/09/22	63,888,373
3,400,000	0.997		08/16/22	3,393,038
6,700,000	0.997		08/16/22	6,686,138
7,200,000	0.997		08/16/22	7,184,800
106,000,000	1.089		08/23/22	105,738,504
27,200,000	1.247		09/06/22	27,110,221
73,300,000	0.091		10/06/22	73,276,727
152,600,000	1.450		11/03/22	151,667,020
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY – 0.02%)
50,000,000	1.048	(a)	01/31/24	50,033,670
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
672,800,000	1.097	(a)	04/30/23	672,825,253
424,100,000	1.092	(a)	07/31/23	424,120,456
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
710,300,000	1.098	(a)	10/31/23	710,305,152
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
162,100,000	1.112	(a)	01/31/23	162,122,402
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
215,400,000	1.118	(a)	07/31/22	215,409,464
67,600,000	1.118	(a)	10/31/22	67,607,830
United States Treasury Notes
14,800,000	0.125		01/31/23	14,722,770
3,800,000	1.375		02/15/23	3,789,173
31,500,000	2.000		02/15/23	31,760,789
4,700,000	0.125		02/28/23	4,671,409
5,700,000	2.625		02/28/23	5,774,694

TOTAL U.S. TREASURY OBLIGATIONS				$2,882,563,561

Repurchase Agreements(b) – 72.9%
Federal Reserve Bank of New York (Overnight Treasury + 0.02%)
$8,050,000,000	0.800%		06/01/22	$8,050,000,000
Maturity Value: $8,050,178,889
Collateralized by U.S. Treasury Notes, 0.750% to 2.000%, due 05/31/24 to 05/15/31. The aggregate market value of the collateral, including accrued interest, was $8,050,178,914.

TOTAL INVESTMENTS – 99.0%				$10,932,563,561

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%				111,103,770

NET ASSETS – 100.0%				$11,043,667,331

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2022.

(b)	Unless noted, all repurchase agreements were entered into on May 31, 2022. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2022, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2022, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,000,000,000	1,000,021,638	$1,013,074,677
Treasury Obligations	1,000,000,000	1,000,021,638	1,013,074,650

REPURCHASE AGREEMENTS — At May 31, 2022, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	0.780%	$400,000,000	$400,000,000
BNP Paribus	0.770	350,000,000	350,000,000
Credit Agricole Corporate and Investment Bank	0.790	250,000,000	250,000,000

TOTAL		$1,000,000,000	$1,000,000,000

At May 31, 2022, the Joint Repurchase Agreement Account I was fully collateralized by cash and:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	06/02/22 to 05/18/23
U.S. Treasury Bonds	1.625 to 2.875	08/15/41 to 11/15/50
U.S. Treasury Floating Rate Notes	1.048	04/30/24
U.S. Treasury Inflation-Indexed Bonds	0.75	02/15/45
U.S. Treasury Inflation-Indexed Notes	0.125 to 0.750	07/15/23 to 01/15/32
U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/33
U.S. Treasury Notes	0.125 to 2.875	06/02/22 to 11/15/50

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2022, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2022, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$90,900,000	$90,902,023	$93,603,677
Money Market	200,000,000	200,004,450	205,948,684
Prime Obligations	180,000,000	180,004,005	185,353,815

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

REPURCHASE AGREEMENTS — At May 31, 2022, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	0.800%	$28,705,263	$63,157,895	$56,842,105
Bank of America, N.A.	0.800	23,921,053	52,631,578	47,368,421
BofA Securities, Inc.	0.800	23,921,052	52,631,579	47,368,421
Credit Agricole Corporate and Investment Bank	0.800	4,784,211	10,526,316	9,473,684
Wells Fargo Securities, LLC	0.810	9,568,421	21,052,632	18,947,369

TOTAL		$90,900,000	$200,000,000	$180,000,000

At May 31, 2022, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 4.000%	12/01/41 to 04/01/52
Federal National Mortgage Association	2.000 to 5.500	03/01/27 to 06/01/52
Government National Mortgage Association	2.500 to 3.000	09/20/46 to 09/20/51
U.S. Treasury Bonds	3.000 to 6.625	02/15/27 to 02/15/48
U.S. Treasury Note	1.500	02/15/30

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

May 31, 2022 (Unaudited)

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Assets:
Investments, at value (cost $3,329,009,062, $58,463,171,424, $3,685,271,027 and $1,120,148,190)	$3,329,009,062	$58,463,171,424	$3,686,116,048	$1,120,426,680
Repurchase agreements, at value (cost $0, $149,204,791,000, $582,000,000 and $276,000,000)	—	149,204,791,000	582,000,527	276,000,265
Cash	1,000,775	2,874,065,216	396,854	701,355
Receivables:
Interest	790,221	82,424,248	1,423,509	511,572
Fund shares sold	50,004	20,162,226	—	1,682,037
Investments sold	—	374,460,810	4,888,138	—
Reimbursement from investment advisor	—	—	64,945	31,324
Other assets	68,700	4,029,620	160,565	89,855
Total assets	3,330,918,762	211,023,104,544	4,275,050,586	1,399,443,088

Liabilities:
Payables:
Fund shares redeemed	10,263,234	36,848,829	—	1,436,343
Management fees	528,742	29,692,698	601,753	172,000
Dividend distribution	385,985	50,587,596	533,898	178,320
Distribution and Service fees and Transfer Agency fees	117,209	9,316,693	38,252	13,345
Payable to Broker	—	172,500	—	—
Accrued expenses	211,515	7,967,225	542,584	344,586
Total liabilities	11,506,685	134,585,541	1,716,487	2,144,594

Net Assets:
Paid-in capital	3,319,644,652	210,898,768,568	4,279,743,628	1,397,022,340
Total distributable earnings (loss)	(232,575)	(10,249,565)	(6,409,529)	276,154
NET ASSETS	$3,319,412,077	$210,888,519,003	$4,273,334,099	$1,397,298,494
Net Assets:
Class A Shares	$—	$421,208,030	$—	$—
Class C Shares	—	6,495,330	—	—
Institutional Shares	2,940,018,901	177,273,679,196	4,269,892,102	1,320,836,820
Capital Shares	527,414	2,234,986,255	1,060	535,595
Service Shares	10,200,165	1,198,556,560	2,657	183
Preferred Shares	209,453,983	1,131,509,990	65,976	13,669
Select Shares	49,461	941,712,369	1,326,121	48,640,150
Administration Shares	51,796,843	7,216,699,067	2,043,058	6,393,993
Cash Management Shares	107,313,359	519,783,126	1,035	1,035
Premier Shares	51,951	14,241,032,156	1,050	1,050
Resource Shares	—	9,587,727	1,040	1,038
Class R6 Shares	—	255,845,151	—	—
Drexel Hamilton Class Shares	—	3,392,114,437	—	20,874,961
Loop Class Shares	—	1,316,113,020	—	—
Seelaus Class Shares	—	729,196,589	—	—
Total Net Assets	$3,319,412,077	$210,888,519,003	$4,273,334,099	$1,397,298,494
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	—	421,228,568	—	—
Class C Shares	—	6,495,645	—	—
Institutional Shares	2,940,229,334	177,282,292,065	4,267,325,173	1,319,437,529
Capital Shares	527,452	2,235,094,849	1,059	535,062
Service Shares	10,200,893	1,198,614,801	2,655	183
Preferred Shares	209,468,923	1,131,564,968	65,926	13,656
Select Shares	49,464	941,758,114	1,325,435	48,591,936
Administration Shares	51,800,539	7,217,049,713	2,041,870	6,387,433
Cash Management Shares	107,321,016	519,808,384	1,034	1,034
Premier Shares	51,954	14,241,724,010	1,049	1,048
Resource Shares	—	9,588,194	1,039	1,038
Class R6 Shares	—	255,857,577	—	—
Drexel Hamilton Class Shares	—	3,392,279,259	—	20,854,060
Loop Class Shares	—	1,316,176,937	—	—
Seelaus Class Shares	—	729,231,995	—	—
Net asset value, offering and redemption price per share:
Class A Shares	$—	$1.00	$—	$—
Class C Shares	—	1.00	—	—
Institutional Shares	1.00	1.00	1.0006	1.0011
Capital Shares	1.00	1.00	1.0010	1.0010
Service Shares	1.00	1.00	1.0007	1.0009
Preferred Shares	1.00	1.00	1.0008	1.0009
Select Shares	1.00	1.00	1.0005	1.0010
Administration Shares	1.00	1.00	1.0006	1.0010
Cash Management Shares	1.00	1.00	1.0011	1.0013
Premier Shares	1.00	1.00	1.0011	1.0013
Resource Shares	—	1.00	1.0011	1.0012
Class R6 Shares	—	1.00	—	—
Drexel Hamilton Class Shares	—	1.00	—	1.0010
Loop Class Shares	—	1.00	—	—
Seelaus Class Shares	—	1.00	—	—

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued)

May 31, 2022 (Unaudited)

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Assets:
Investments, at value (cost $101,982,019,131, $7,139,886,868 and $2,882,563,561)	$101,982,019,131	$7,139,886,868	$2,882,563,561
Repurchase agreements, at value (cost $0, $19,497,000,000 and $8,050,000,000)	—	19,497,000,000	8,050,000,000
Cash	1,081,115	544,999,146	113,320,603
Receivables:
Investments sold	875,148,417	25,123,635	—
Fund shares sold	24,459,101	4,335,136	14,216
Interest	21,336,081	7,511,364	2,505,031
Other assets	1,856,535	351,490	163,908
Total assets	102,905,900,380	27,219,207,639	11,048,567,319

Liabilities:
Payables:
Investments purchased	875,065,906	—	—
Dividend distribution	18,722,698	8,491,592	1,903,882
Management fees	15,987,093	4,279,374	1,676,200
Fund shares redeemed	5,565,053	2,266,795	285,990
Distribution and Service fees and Transfer Agency fees	2,109,869	1,521,282	601,974
Accrued expenses	4,764,933	703,656	431,942
Total liabilities	922,215,552	17,262,699	4,899,988

Net Assets:
Paid-in capital	101,987,882,629	27,202,426,340	11,044,461,553
Total distributable earnings (loss)	(4,197,801)	(481,400)	(794,222)
NET ASSETS	$101,983,684,828	$27,201,944,940	$11,043,667,331
Net Assets:
Institutional Shares	$96,455,730,469	$21,795,871,587	$9,241,716,640
Capital Shares	867,766,973	462,315,980	265,288,498
Service Shares	1,514,496,131	1,756,261,531	125,203,995
Preferred Shares	45,611,827	509,947,842	58,913,107
Select Shares	426,879,157	119,335,849	5,523,115
Administration Shares	2,250,098,913	2,489,815,608	858,461,190
Cash Management Shares	10,709,045	52,569,596	405,821,710
Premier Shares	212,220,955	15,825,918	82,738,048
Resource Shares	1,027	1,029	1,028
Loop Class Shares	200,160,324	—	—
Seelaus Class Shares	10,007	—	—
Total Net Assets	$101,983,684,828	$27,201,944,940	$11,043,667,331
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	96,459,703,057	21,796,257,298	9,242,381,245
Capital Shares	867,802,717	462,324,161	265,307,574
Service Shares	1,514,558,536	1,756,292,620	125,213,001
Preferred Shares	45,613,706	509,956,869	58,917,344
Select Shares	426,896,740	119,337,961	5,523,512
Administration Shares	2,250,191,612	2,489,859,680	858,522,947
Cash Management Shares	10,709,485	52,570,526	405,850,903
Premier Shares	212,229,700	15,826,198	82,744,000
Resource Shares	1,027	1,029	1,028
Loop Class Shares	200,168,568	—	—
Seelaus Class Shares	10,008	—	—
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00	$1.00	$1.00
Capital Shares	1.00	1.00	1.00
Service Shares	1.00	1.00	1.00
Preferred Shares	1.00	1.00	1.00
Select Shares	1.00	1.00	1.00
Administration Shares	1.00	1.00	1.00
Cash Management Shares	1.00	1.00	1.00
Premier Shares	1.00	1.00	1.00
Resource Shares	1.00	1.00	1.00
Loop Class Shares	1.00	—	—
Seelaus Class Shares	1.00	—	—

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations

For the Six Months Ended May 31, 2022 (Unaudited)

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Investment Income:

Interest income	$5,295,145	$349,138,315	$8,692,968	$2,355,024

Expenses:
Fund-Level Expenses:

Management fees	2,797,976	175,900,084	3,334,149	900,241

Transfer Agency fees	155,459	10,994,758	208,403	56,270

Trustee fees	16,000	204,000	17,000	14,000

Custody, accounting and administrative services	80,958	4,418,593	552,742	326,588

Registration fees	80,462	627,722	64,466	91,551

Professional fees	44,000	2,190,721	35,500	20,598

Printing and mailing fees	8,000	1,325,422	20,000	8,357

Other	31,105	56,858	1,238	51,915
Subtotal	3,213,960	195,718,158	4,233,498	1,469,520
Class Specific Expenses:

Cash Management Share fees	275,375	828,602	3	2

Distribution fees — Cash Management Shares	165,226	497,163	2	2

Administration Share fees	60,830	10,289,850	2,288	7,668

Service Share fees	24,080	2,437,370	7	48

Preferred Share fees	20,588	536,735	33	7

Capital Share fees	395	1,511,179	1	590

Premier Share fees	91	25,717,847	2	2

Select Share fees	7	110,180	460	2,107

Distribution fees — Resource Shares	—	7,092	—	—

Resource Share fees	—	23,638	3	2

Distribution and Service fees — Class A Shares	—	708,187	—	—

Distribution fees — Class C Shares	—	27,285	—	—

Total expenses	3,760,552	238,413,286	4,236,297	1,479,948

Less — expense reductions	(1,299,402)	(88,578,933)	(836,580)	(521,561)

Net expenses	2,461,150	149,834,353	3,399,717	958,387

NET INVESTMENT INCOME	$2,833,995	$199,303,962	$5,293,251	$1,396,637

Net realized gain (loss) from investment transactions	(333,422)	(16,272,172)	64,202	(6,362)

Net change in unrealized gain on investments	—	—	843,230	266,193

Net realized and unrealized gain (loss)	(333,422)	(16,272,172)	907,432	259,831

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,500,573	$183,031,790	$6,200,683	$1,656,468

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued)

For the Six Months Ended May 31, 2022 (Unaudited)

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Investment Income:

Interest income	$153,443,078	$41,742,642	$17,059,773

Expenses:
Fund-Level Expenses:

Management fees	91,632,971	23,728,704	9,843,910

Transfer Agency fees	5,091,237	1,318,396	546,939

Professional fees	2,119,222	23,250	23,862

Custody, accounting and administrative services	1,489,110	373,690	151,954

Printing and mailing fees	869,086	134,291	178,425

Registration fees	206,714	246,336	94,492

Trustee fees	107,000	126,429	93,983

Other	26,595	69,231	58,142
Subtotal	101,541,935	26,020,327	10,991,707
Class Specific Expenses:

Service Share fees	3,247,199	4,270,996	469,723

Administration Share fees	2,935,311	3,161,115	886,866

Capital Share fees	608,708	319,289	183,098

Premier Share fees	347,346	22,707	206,807

Select Share fees	38,807	15,358	826

Cash Management Share fees	31,928	113,420	1,062,531

Preferred Share fees	29,290	266,769	29,844

Distribution fees — Cash Management Shares	19,157	68,053	637,521

Resource Share fees	2	2	2

Total expenses	108,799,683	34,258,036	14,468,925

Less — expense reductions	(35,560,408)	(12,941,429)	(5,723,026)

Net expenses	73,239,275	21,316,607	8,745,899

NET INVESTMENT INCOME	$80,203,803	$20,426,035	$8,313,874

Net realized loss from investment transactions	(6,530,690)	(692,892)	(1,055,014)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,673,113	$19,733,143	$7,258,860

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Instruments Fund		Government Fund
	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021
From operations:
Net investment income	$2,833,995	$23,425	$199,303,962	$48,386,900
Net realized gain (loss) from investment transactions	(333,422)	95,559	(16,272,172)	4,749,436
Net increase in net assets resulting from operations	2,500,573	118,984	183,031,790	53,136,336

Distributions to shareholders:
From distributable earnings:
Class A Shares	—	—	(206,963)	(107,857)
Class C Shares	—	—	(467)	(1,453)
Institutional Shares	(2,628,312)	(178,198)	(175,052,690)	(48,242,895)
Capital Shares	(286)	(32)	(1,392,296)	(347,011)
Service Shares	(1,249)	(612)	(223,067)	(250,318)
Preferred Shares	(89,207)	(221)	(820,419)	(261,241)
Select Shares	(40)	(3)	(682,439)	(199,366)
Administration Shares	(18,064)	(3,674)	(3,402,402)	(1,817,698)
Cash Management Shares	(3,853)	(6,188)	(26,045)	(83,067)
Premier Shares	(12)	(4)	(4,727,439)	(599,283)
Resource Shares	—	—	(935)	(19,890)
Class R6 Shares	—	—	(238,916)	(53,669)
Drexel Hamilton Class Shares	—	—	(4,030,219)	(1,222,268)
Loop Class Shares	—	—	(1,619,741)	(47,958)
Seelaus Class Shares	—	—	(951,455)	(1)
Total distributions to shareholders	(2,741,023)	(188,932)	(193,375,493)	(53,253,975)

From share transactions
Proceeds from sales of shares	3,997,525,692	5,615,284,756	803,270,713,466	1,408,543,662,885
Proceeds received in connection with merger	—	—	2,790,726,059	—
Reinvestment of distributions	2,056,337	138,131	99,974,712	25,820,493
Cost of shares redeemed	(3,551,990,507)	(6,552,398,984)	(819,440,657,865)	(1,352,471,522,565)
Net increase (decrease) in net assets resulting from share transactions	447,591,522	(936,976,097)	(13,279,243,628)	56,097,960,813
NET INCREASE (DECREASE)	447,351,072	(937,046,045)	(13,289,587,331)	56,097,843,174

Net assets:
Beginning of period	2,872,061,005	3,809,107,050	224,178,106,334	168,080,263,160
End of period	$3,319,412,077	$2,872,061,005	$210,888,519,003	$224,178,106,334

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Money Market Fund		Prime Obligations Fund
	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021
From operations:
Net investment income (loss)	$5,293,251	$505,451	$1,396,637	$(71,363)
Net realized gain (loss) from investment transactions	64,202	275,331	(6,362)	169,519
Net change in unrealized gain (loss) on investments	843,230	(108,702)	266,193	(69,171)
Net increase (decrease) in net assets resulting from operations	6,200,683	672,080	1,656,468	28,985

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(5,400,203)	(2,224,048)	(1,309,841)	(367,370)
Capital Shares	(2)	(989)	(472)	(147)
Service Shares	(1)	(1)	(2)	(1)
Preferred Shares	(68)	(36)	(12)	(222)
Select Shares	(2,915)	(1,387)	(30,640)	(3,445)
Administration Shares	(1,404)	(1,617)	(3,721)	(3,626)
Cash Management Shares	(1)	—	(1)	—
Premier Shares	(1)	—	(1)	—
Resource Shares	(1)	—	(1)	—
Drexel Hamilton Class Shares	—	—	(48,426)	(13,537)
Total distributions to shareholders	(5,404,596)	(2,228,078)	(1,393,117)	(388,348)

From share transactions
Proceeds from sales of shares	11,249,145,714	20,931,317,533	3,116,015,241	5,253,733,942
Reinvestment of distributions	4,247,723	1,578,634	1,013,455	285,609
Cost of shares redeemed	(12,480,740,492)	(19,491,843,095)	(2,875,981,604)	(7,070,958,833)
Net increase (decrease) in net assets resulting from share transactions	(1,227,347,055)	1,441,053,072	241,047,092	(1,816,939,282)
NET INCREASE (DECREASE)	(1,226,550,968)	1,439,497,074	241,310,443	(1,817,298,645)

Net assets:
Beginning of period	5,499,885,067	4,060,387,993	1,155,988,051	2,973,286,696
End of period	$4,273,334,099	$5,499,885,067	$1,397,298,494	$1,155,988,051

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Instruments Fund		Treasury Obligations Fund
	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021
From operations:
Net investment income	$80,203,803	$4,905,693	$20,426,035	$4,529,065
Net realized gain (loss) from investment transactions	(6,530,690)	310,065	(692,892)	990,971
Net increase in net assets resulting from operations	73,673,113	5,215,758	19,733,143	5,520,036

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(76,287,869)	(5,333,056)	(18,502,817)	(5,122,962)
Capital Shares	(397,363)	(45,680)	(222,859)	(55,076)
Service Shares	(119,320)	(36,961)	(240,264)	(172,938)
Preferred Shares	(26,907)	(6,538)	(342,773)	(72,480)
Select Shares	(270,015)	(12,240)	(86,930)	(30,810)
Administration Shares	(717,803)	(110,702)	(746,852)	(411,388)
Cash Management Shares	(433)	(734)	(1,422)	(5,227)
Premier Shares	(36,904)	(9,487)	(3,398)	(1,907)
Loop Class Shares	(157,218)	(1,354)	—	—
Seelaus Class Shares	(9)	(1)	—	—
Total distributions to shareholders	(78,013,841)	(5,556,753)	(20,147,315)	(5,872,788)

From share transactions
Proceeds from sales of shares	140,629,657,207	259,609,910,551	112,835,142,000	317,299,055,468
Reinvestment of distributions	46,927,890	3,246,252	7,101,717	2,742,489
Cost of shares redeemed	(144,867,594,566)	(232,349,538,872)	(112,970,482,243)	(328,856,346,355)
Net increase (decrease) in net assets resulting from share transactions	(4,191,009,469)	27,263,617,931	(128,238,526)	(11,554,548,398)
NET INCREASE (DECREASE)	(4,195,350,197)	27,263,276,936	(128,652,698)	(11,554,901,150)

Net assets:
Beginning of period	106,179,035,025	78,915,758,089	27,330,597,638	38,885,498,788
End of period	$101,983,684,828	$106,179,035,025	$27,201,944,940	$27,330,597,638

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Solutions Fund
	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021
From operations:

Net investment income	$8,313,874	$305,871

Net realized gain (loss) from investment transactions	(1,055,014)	339,196

Net increase in net assets resulting from operations	7,258,860	645,067

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(7,615,284)	(598,964)

Capital Shares	(135,561)	(14,075)

Service Shares	(22,213)	(13,766)

Preferred Shares	(36,103)	(3,483)

Select Shares	(4,253)	(349)

Administration Shares	(286,760)	(24,160)

Cash Management Shares	(16,099)	(20,387)

Premier Shares	(24,727)	(5,250)

Total distributions to shareholders	(8,141,000)	(680,434)

From share transactions

Proceeds from sales of shares	16,777,947,758	34,015,985,622

Reinvestment of distributions	5,095,992	406,950

Cost of shares redeemed	(16,774,381,088)	(34,992,148,477)

Net increase (decrease) in net assets resulting from share transactions	8,662,662	(975,755,905)

NET INCREASE (DECREASE)	7,780,522	(975,791,272)

Net assets:

Beginning of period	11,035,886,809	12,011,678,081

End of period	$11,043,667,331	$11,035,886,809

38	The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Institutional Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.021	0.013	0.005

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.003	0.001	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.010	0.022	0.013	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.010)	(0.022)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.010)	(0.022)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.09%		0.01%		—	%(e)	0.99%	2.18%	1.34%	0.52%

Net assets, end of period (in 000’s)	$2,940,019		$2,667,247		$3,639,742		$3,761,104	$1,453,995	$508,647	$556,458

Ratio of net expenses to average net assets	0.15	%(f)	0.09%		0.14	%(f)	0.15%	0.18%	0.20%	0.20%

Ratio of total expenses to average net assets	0.21	%(f)	0.20%		0.21	%(f)	0.21%	0.22%	0.25%	0.28%

Ratio of net investment income to average net assets	0.19	%(f)	—	%(e)	0.01	%(f)	0.67%	2.15%	1.33%	0.51%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Capital Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.019	0.012	0.003

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.002	0.001	— (b)	0.001

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.020	0.012	0.004

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.05%		0.01%		—	%(e)	0.85%	2.03%	1.19%	0.37%

Net assets, end of period (in 000’s)	$527		$527		$3,267		$1,135	$626	$5,136	$16,147

Ratio of net expenses to average net assets	0.21	%(f)	0.09%		0.15	%(f)	0.28%	0.33%	0.35%	0.35%

Ratio of total expenses to average net assets	0.36	%(f)	0.35%		0.36	%(f)	0.36%	0.37%	0.40%	0.43%

Ratio of net investment income (loss) to average net assets	0.11	%(f)	—	%(e)	(0.01	)%(f)	0.74%	1.90%	1.04%	0.31%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	39

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Service Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.006	0.016	0.008	0.001

Net realized gain	—	(b)	—	(b)	—	(b)	— (b)	0.001	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.006	0.017	0.008	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.006)	(0.017)	(0.008)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.006)	(0.017)	(0.008)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.01%		—	%(e)	0.63%	1.67%	0.84%	0.10%

Net assets, end of period (in 000’s)	$10,200		$9,839		$10,277		$11,490	$11,493	$11,003	$15,129

Ratio of net expenses to average net assets	0.30	%(f)	0.09%		0.15	%(f)	0.50%	0.68%	0.70%	0.62%

Ratio of total expenses to average net assets	0.71	%(f)	0.70%		0.71	%(f)	0.71%	0.72%	0.75%	0.78%

Ratio of net investment income (loss) to average net assets	0.03	%(f)	—	%(e)	(0.01	)%(f)	0.57%	1.64%	0.83%	0.09%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Preferred Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.002		—	(b)	—	(b)	0.004	0.021	0.012	0.004

Net realized gain (loss)	(0.001)		—	(b)	—	(b)	0.005	— (b)	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.021	0.012	0.004

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.012)	(0.004)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.012)	(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.06%		0.01%		—	%(e)	0.89%	2.08%	1.24%	0.42%

Net assets, end of period (in 000’s)	$209,454		$2,873		$6,019		$22,779	$5,536	$2,386	$50

Ratio of net expenses to average net assets	0.24	%(f)	0.09%		0.15	%(f)	0.24%	0.28%	0.30%	0.30%

Ratio of total expenses to average net assets	0.31	%(f)	0.30%		0.31	%(f)	0.31%	0.32%	0.35%	0.38%

Ratio of net investment income (loss) to average net assets	0.46	%(f)	—	%(e)	(0.01	)%(f)	0.39%	2.09%	1.43%	0.41%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

40	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Select Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—		0.010	0.021	0.013	0.005

Net realized gain	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.010	0.021	0.013	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.08%		0.01%		—	%(e)	0.96%	2.15%	1.31%	0.49%

Net assets, end of period (in 000’s)	$49		$49		$49		$49	$49	$48	$47

Ratio of net expenses to average net assets	0.16	%(f)	0.09%		0.15	%(f)	0.18%	0.21%	0.23%	0.23%

Ratio of total expenses to average net assets	0.24	%(f)	0.23%		0.24	%(f)	0.24%	0.25%	0.28%	0.31%

Ratio of net investment income to average net assets	0.17	%(f)	—	%(e)	—	%(e)(f)	0.91%	2.11%	1.30%	0.48%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Administration Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.007	0.019	0.011	0.003

Net realized gain	—	(b)	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.008	0.019	0.011	0.003

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.04%		0.01%		—	%(e)	0.78%	1.93%	1.09%	0.27%

Net assets, end of period (in 000’s)	$51,797		$63,937		$76,144		$73,011	$61,267	$59,447	$50,768

Ratio of net expenses to average net assets	0.25	%(f)	0.09%		0.15	%(f)	0.35%	0.43%	0.45%	0.45%

Ratio of total expenses to average net assets	0.46	%(f)	0.45%		0.46	%(f)	0.46%	0.47%	0.50%	0.53%

Ratio of net investment income (loss) to average net assets	0.08	%(f)	—	%(e)	(0.01	)%(f)	0.69%	1.89%	1.08%	0.26%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	41

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Cash Management Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.002	0.013	0.005	—	(b)

Net realized gain	—	(b)	—	(b)	—	(b)	0.003	0.001	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.005	0.014	0.005	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.005)	(0.014)	(0.005)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.005)	(0.014)	(0.005)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.01%		—	%(e)	0.46%	1.37%	0.53%	0.01%

Net assets, end of period (in 000’s)	$107,313		$127,537		$73,555		$52,216	$92	$50	$50

Ratio of net expenses to average net assets	0.31	%(f)	0.09%		0.15	%(f)	0.45%	0.98%	1.00%	0.71%

Ratio of total expenses to average net assets	1.01	%(f)	1.00%		1.01	%(f)	1.01%	1.02%	1.05%	1.08%

Ratio of net investment income (loss) to average net assets	0.01	%(f)	—	%(e)	(0.01	)%(f)	0.12%	1.34%	0.53%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Premier Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—		0.007	0.018	0.010	0.002

Net realized gain	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.007	0.018	0.010	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		0.01%		—	%(e)	0.72%	1.82%	0.99%	0.19%

Net assets, end of period (in 000’s)	$52		$52		$52		$52	$52	$51	$50

Ratio of net expenses to average net assets	0.27	%(f)	0.09%		0.15	%(f)	0.42%	0.53%	0.55%	0.53%

Ratio of total expenses to average net assets	0.56	%(f)	0.55%		0.56	%(f)	0.56%	0.57%	0.60%	0.63%

Ratio of net investment income to average net assets	0.05	%(f)	—	%(e)	—	%(e)(f)	0.67%	1.79%	0.99%	0.19%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

42	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Class A Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.007	0.019	0.011	0.003

Net realized gain	—	(b)	—	(b)	—	(b)	0.001	0.001	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.008	0.020	0.011	0.003

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.04%		0.03%		—	%(e)	0.76%	1.97%	1.12%	0.30%

Net assets, end of period (in 000’s)	$421,208		$600,756		$282,556		$366,871	$244,295	$69,681	$55,506

Ratio of net expenses to average net assets	0.22	%(f)	0.07%		0.20	%(f)	0.39%	0.43%	0.42%	0.43%

Ratio of total expenses to average net assets	0.43	%(f)	0.43%		0.43	%(f)	0.43%	0.43%	0.44%	0.48%

Ratio of net investment income (loss) to average net assets	0.08	%(f)	0.03%		(0.01	)%(f)	0.69%	1.94%	1.12%	0.34%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Class C Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.003	0.012	0.004	—	(b)

Net realized gain	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.003	0.012	0.004	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.003)	(0.012)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.003)	(0.012)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.03%		—	%(e)	0.34%	1.21%	0.39%	0.01%

Net assets, end of period (in 000’s)	$6,495		$5,029		$6,327		$6,529	$4,532	$4,928	$5,937

Ratio of net expenses to average net assets	0.31	%(f)	0.07%		0.20	%(f)	0.73%	1.18%	1.15%	0.70%

Ratio of total expenses to average net assets	1.18	%(f)	1.18%		1.18	%(f)	1.18%	1.18%	1.19%	1.23%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	0.02%		(0.01	)%(f)	0.25%	1.19%	0.37%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	43

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Institutional Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.022	0.014	0.006

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.003	— (b)	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.010	0.022	0.014	0.006

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.09%		0.03%		0.01%		0.97%	2.23%	1.38%	0.55%

Net assets, end of period (in 000’s)	$177,273,679		$194,824,984		$154,904,106		$204,287,540	$100,539,271	$96,230,361	$79,411,937

Ratio of net expenses to average net assets	0.12	%(e)	0.07%		0.18	%(e)	0.18%	0.18%	0.17%	0.18%

Ratio of total expenses to average net assets	0.18	%(e)	0.18%		0.18	%(e)	0.18%	0.18%	0.19%	0.23%

Ratio of net investment income to average net assets	0.20	%(f)	0.02%		—	%(e)(f)	0.70%	2.19%	1.39%	0.55%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

Financial Square Government Fund — Capital Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.008	0.021	0.012	0.004

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.008	0.021	0.012	0.004

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.008)	(0.021)	(0.012)	(0.004)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.008)	(0.021)	(0.012)	(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.06%		0.03%		—	%(e)	0.83%	2.08%	1.22%	0.40%

Net assets, end of period (in 000’s)	$2,234,986		$1,675,429		$1,435,345		$1,291,798	$1,302,391	$1,287,999	$893,496

Ratio of net expenses to average net assets	0.19	%(f)	0.07%		0.19	%(f)	0.32%	0.33%	0.32%	0.33%

Ratio of total expenses to average net assets	0.33	%(f)	0.33%		0.33	%(f)	0.33%	0.33%	0.34%	0.38%

Ratio of net investment income (loss) to average net assets	0.14	%(f)	0.02%		(0.01	)%(f)	0.76%	2.05%	1.24%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

44	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Service Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.006	0.017	0.009	0.001

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.006	0.017	0.009	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		0.03%		—	%(e)	0.61%	1.72%	0.87%	0.12%

Net assets, end of period (in 000’s)	$1,198,557		$908,881		$860,075		$1,775,966	$665,252	$587,810	$337,219

Ratio of net expenses to average net assets	0.28	%(f)	0.07%		0.20	%(f)	0.53%	0.68%	0.67%	0.60%

Ratio of total expenses to average net assets	0.68	%(f)	0.68%		0.68	%(f)	0.68%	0.68%	0.69%	0.73%

Ratio of net investment income (loss) to average net assets	0.05	%(f)	0.02%		(0.01	)%(f)	0.58%	1.69%	0.93%	0.11%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Preferred Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.009	0.021	0.013	0.004

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.001

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.021	0.013	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.07%		0.03%		—	%(e)	0.88%	2.13%	1.28%	0.45%

Net assets, end of period (in 000’s)	$1,131,510		$1,077,741		$820,201		$1,627,349	$1,755,404	$1,330,598	$553,781

Ratio of net expenses to average net assets	0.17	%(f)	0.07%		0.20	%(f)	0.28%	0.28%	0.27%	0.28%

Ratio of total expenses to average net assets	0.28	%(f)	0.28%		0.28	%(f)	0.28%	0.28%	0.29%	0.33%

Ratio of net investment income (loss) to average net assets	0.16	%(f)	0.02%		(0.01	)%(f)	0.89%	2.08%	1.32%	0.43%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	45

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Select Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.009	0.022	0.013	0.005

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.022	0.013	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.022)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.022)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.09%		0.03%		—	%(e)	0.94%	2.20%	1.35%	0.52%

Net assets, end of period (in 000’s)	$941,712		$1,181,542		$448,540		$481,493	$825,651	$598,258	$2,921,971

Ratio of net expenses to average net assets	0.14	%(f)	0.07%		0.20	%(f)	0.21%	0.21%	0.20%	0.21%

Ratio of total expenses to average net assets	0.21	%(f)	0.21%		0.21	%(f)	0.21%	0.21%	0.22%	0.26%

Ratio of net investment income (loss) to average net assets	0.19	%(f)	0.03%		(0.01	)%(f)	0.86%	2.16%	1.19%	0.52%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Administration Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.008	0.020	0.011	0.003

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.008	0.020	0.011	0.003

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.04%		0.03%		—	%(e)	0.76%	1.97%	1.12%	0.30%

Net assets, end of period (in 000’s)	$7,216,699		$7,904,302		$5,706,517		$5,421,224	$4,862,853	$4,454,065	$4,138,362

Ratio of net expenses to average net assets	0.22	%(f)	0.07%		0.20	%(f)	0.39%	0.43%	0.42%	0.43%

Ratio of total expenses to average net assets	0.43	%(f)	0.43%		0.43	%(f)	0.43%	0.43%	0.44%	0.48%

Ratio of net investment income (loss) to average net assets	0.09	%(f)	0.02%		(0.01	)%(f)	0.76%	1.95%	1.13%	0.32%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

46	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Cash Management Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.004	0.013	0.006	—	(b)

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	0.001	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.005	0.014	0.006	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.005)	(0.014)	(0.006)	—	(b)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.005)	(0.014)	(0.006)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.03%		—	%(e)	0.45%	1.42%	0.57%	0.02%

Net assets, end of period (in 000’s)	$519,783		$302,333		$168,903		$198,129	$96,690	$6,573	$3,779

Ratio of net expenses to average net assets	0.35	%(f)	0.07%		0.20	%(f)	0.65%	0.98%	0.97%	0.62%

Ratio of total expenses to average net assets	0.98	%(f)	0.98%		0.98	%(f)	0.98%	0.98%	0.99%	1.03%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	0.03%		(0.01	)%(f)	0.35%	1.35%	0.64%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Premier Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.007	0.019	0.010	0.003

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	(0.001)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.007	0.019	0.010	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.007)	(0.019)	(0.010)	(0.002)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.007)	(0.019)	(0.010)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.03%		0.03%		—	%(e)	0.70%	1.87%	1.02%	0.22%

Net assets, end of period (in 000’s)	$14,241,032		$9,922,502		$219,114		$195,822	$190,633	$168,032	$101,311

Ratio of net expenses to average net assets	0.25	%(f)	0.07%		0.20	%(f)	0.46%	0.53%	0.52%	0.52%

Ratio of total expenses to average net assets	0.53	%(f)	0.53%		0.53	%(f)	0.53%	0.53%	0.54%	0.58%

Ratio of net investment income (loss) to average net assets	0.07	%(f)	0.03%		(0.01	)%(f)	0.70%	1.85%	0.99%	0.28%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	47

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Resource Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.005	0.015	0.007	0.001

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	0.001	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.005	0.016	0.007	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.005)	(0.016)	(0.007)	(0.001)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.005)	(0.016)	(0.007)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.03%		—	%(e)	0.53%	1.57%	0.72%	0.05%

Net assets, end of period (in 000’s)	$9,588		$10,447		$93,981		$83,378	$70,841	$70,747	$74,864

Ratio of net expenses to average net assets	0.30	%(f)	0.07%		0.20	%(f)	0.60%	0.83%	0.82%	0.69%

Ratio of total expenses to average net assets	0.83	%(f)	0.83%		0.83	%(f)	0.83%	0.83%	0.84%	0.88%

Ratio of net investment income (loss) to average net assets	0.03	%(f)	0.02%		(0.01	)%(f)	0.47%	1.54%	0.70%	0.06%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Class R6 Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.009	0.022	0.014	0.006

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.010	0.022	0.014	0.006

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.09%		0.03%		0.01%		0.97%	2.23%	1.38%	0.55%

Net assets, end of period (in 000’s)	$255,845		$311,454		$91,630		$115,111	$96,804	$49,441	$12,773

Ratio of net expenses to average net assets	0.12	%(e)	0.07%		0.18	%(e)	0.18%	0.18%	0.17%	0.18%

Ratio of total expenses to average net assets	0.18	%(e)	0.18%		0.18	%(e)	0.18%	0.18%	0.19%	0.23%

Ratio of net investment income to average net assets	0.18	%(e)	0.03%		—	%(e)(f)	0.93%	2.20%	1.54%	0.56%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

48	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Drexel Hamilton Class Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Period Ended August 31, 2020*
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.005

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.004

Total from investment operations	0.001		—	(b)	—	(b)	0.009

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total return(d)	0.09%		0.03%		0.01%		0.93%

Net assets, end of period (in 000’s)	$3,392,114		$4,948,288		$3,042,967		$2,354,098

Ratio of net expenses to average net assets	0.12	%(e)	0.07%		0.18	%(e)	0.18	%(e)

Ratio of total expenses to average net assets	0.18	%(e)	0.18%		0.18	%(e)	0.18	%(e)

Ratio of net investment income to average net assets	0.17	%(e)	0.03%		—	%(e)(f)	0.54	%(e)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on September 9, 2019.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Government Fund — Loop Class Shares	Six Months Ended May 31, 2022 (Unaudited)		Period Ended November 30, 2021*

Per Share Data:

Net asset value, beginning of period	$1.00		$1.00

Net investment income(a)	0.001		—	(b)

Net realized gain	—	(b)	—	(b)

Total from investment operations	0.001		—	(b)

Distributions to shareholders from net investment income	(0.001)		—	(b)

Distributions to shareholders from net realized gains	—		—

Total distributions(c)	(0.001)		—	(b)

Net asset value, end of period	$1.00		$1.00

Total return(d)	0.09%		—	%(f)

Net assets, end of period (in 000’s)	$1,316,113		$504,408

Ratio of net expenses to average net assets	0.12	%(e)	0.07	%(e)

Ratio of total expenses to average net assets	0.18	%(e)	0.18	%(e)

Ratio of net investment income to average net assets	0.26	%(e)	0.03	%(e)

*	Commenced operations on August 23, 2021.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	49

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Seelaus Class Shares	Six Months Ended May 31, 2022 (Unaudited)		Period Ended November 30, 2021*

Per Share Data:

Net asset value, beginning of period	$1.00		$1.00

Net investment income(a)	0.001		—	(b)

Net realized gain	—	(b)	—	(b)

Total from investment operations	0.001		—	(b)

Distributions to shareholders from net investment income	(0.001)		—	(b)

Distributions to shareholders from net realized gains	—		—

Total distributions(c)	(0.001)		—	(b)

Net asset value, end of period	$1.00		$1.00

Total return(d)	0.09%		—	%(f)

Net assets, end of period (in 000’s)	$729,197		$10

Ratio of net expenses to average net assets	0.12	%(e)	0.07	%(e)

Ratio of total expenses to average net assets	0.18	%(e)	0.18	%(e)

Ratio of net investment income to average net assets	0.26	%(e)	0.03	%(e)

*	Commenced operations on August 23, 2021.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

50	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Institutional Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0008	$1.0011		$1.0006	$1.0003	$1.0003	$1.0000

Net investment income(a)	0.0013		0.0001	—	(b)	0.0152	0.0244	0.0187	0.0071

Net realized and unrealized gain (loss)	0.0002		0.0001	(0.0001)		(0.0027)	0.0004	(0.0019)	0.0015

Total from investment operations	0.0015		0.0002	(0.0001)		0.0125	0.0248	0.0168	0.0086

Distributions to shareholders from net investment income	(0.0013)		(0.0001)	—		(0.0120)	(0.0245)	(0.0168)	(0.0082)

Distributions to shareholders from net realized gains	—	(b)	(0.0005)	(0.0002)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	(0.0013)		(0.0006)	(0.0002)		(0.0120)	(0.0245)	(0.0168)	(0.0083)

Net asset value, end of period	$1.0006		$1.0004	$1.0008		$1.0011	$1.0006	$1.0003	$1.0003

Total return(d)	0.15%		0.02%	(0.01)%		1.25%	2.52%	1.68%	0.87%

Net assets, end of period (in 000’s)	$4,269,892		$5,494,458	$4,042,145		$6,595,783	$17,728,767	$11,570,439	$2,542,693

Ratio of net expenses to average net assets	0.16	%(e)	0.11%	0.18	%(e)	0.15%	0.13%	0.11%	0.18%

Ratio of total expenses to average net assets	0.20	%(e)	0.19%	0.19	%(e)	0.18%	0.18%	0.20%	0.25%

Ratio of net investment income to average net assets	0.25	%(e)	0.01%	0.01	%(e)	1.52%	2.44%	1.87%	0.71%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Money Market Fund — Capital Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0010	$1.0011		$1.0006	$1.0004	$1.0003	$1.0000

Net investment income(a)	0.0019		0.0001	—		0.0100	0.0231	0.0177	0.0020

Net realized and unrealized gain (loss)	0.0002		— (b)	0.0001		0.0010	0.0011	0.0001	0.0051

Total from investment operations	0.0021		0.0001	0.0001		0.0110	0.0242	0.0178	0.0071

Distributions to shareholders from net investment income	(0.0019)		(0.0001)	—		(0.0105)	(0.0240)	(0.0177)	(0.0068)

Distributions to shareholders from net realized gains	—	(b)	(0.0002)	(0.0002)		— (b)	— (b)	— (b)	—

Total distributions(c)	(0.0019)		(0.0003)	(0.0002)		(0.0105)	(0.0240)	(0.0177)	(0.0068)

Net asset value, end of period	$1.0010		$1.0008	$1.0010		$1.0011	$1.0006	$1.0004	$1.0003

Total return(d)	0.11%		0.04%	(0.01)%		1.10%	2.35%	1.54%	0.72%

Net assets, end of period (in 000’s)	$1		$1	$11,541		$15,265	$11,720	$1	$1

Ratio of net expenses to average net assets	0.16	%(e)	0.12%	0.24	%(e)	0.29%	0.28%	0.11%	0.33%

Ratio of total expenses to average net assets	0.35	%(e)	0.34%	0.34	%(e)	0.33%	0.33%	0.35%	0.40%

Ratio of net investment income (loss) to average net assets	0.40	%(e)	0.01%	(0.06	)%(e)	1.00%	2.31%	1.77%	0.20%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	51

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Service Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0005		$1.0000		$1.0006		$1.0002	$1.0001	$1.0003	$1.0000

Net investment income(a)	0.0005		—	(b)	0.0004		0.0126	0.0199	0.0115	0.0011

Net realized and unrealized gain (loss)	0.0002		0.0009		(0.0004)		(0.0041)	(0.0003)	0.0001	0.0027

Total from investment operations	0.0007		0.0009		—		0.0085	0.0196	0.0116	0.0038

Distributions to shareholders from net investment income	(0.0005)		—	(b)	(0.0003)		(0.0081)	(0.0195)	(0.0118)	(0.0034)

Distributions to shareholders from net realized gains	—	(b)	(0.0004)		(0.0003)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	(0.0005)		0.0004		(0.0006)		(0.0081)	(0.0195)	(0.0118)	(0.0035)

Net asset value, end of period	$1.0007		$1.0005		$1.0000		$1.0006	$1.0002	$1.0001	$1.0003

Total return(d)	0.06%		0.11%		(0.06)%		0.81%	1.99%	1.16%	0.38%

Net assets, end of period (in 000’s)	$3		$3		$3		$3	$8	$128	$67

Ratio of net expenses to average net assets	0.33	%(e)	0.11%		0.26	%(e)	0.64%	0.63%	0.61%	0.60%

Ratio of total expenses to average net assets	0.70	%(e)	0.69%		0.69	%(e)	0.68%	0.68%	0.70%	0.75%

Ratio of net investment income to average net assets	0.10	%(e)	—	%(f)	0.03	%(e)	1.26%	1.99%	1.15%	0.11%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Money Market Fund — Preferred Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0008	$1.0011		$1.0006	$1.0002	$1.0003	$1.0000

Net investment income(a)	0.0010		0.0001	—	(b)	0.0136	0.0231	0.0172	0.0032

Net realized and unrealized gain (loss)	0.0002		0.0002	(0.0001)		(0.0021)	0.0008	(0.0015)	0.0044

Total from investment operations	0.0012		0.0003	(0.0001)		0.0115	0.0239	0.0157	0.0076

Distributions to shareholders from net investment income	(0.0010)		(0.0001)	—	(b)	(0.0110)	(0.0235)	(0.0158)	(0.0072)

Distributions to shareholders from net realized gains	—	(b)	(0.0004)	(0.0002)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	(0.0010)		(0.0005)	(0.0002)		(0.0110)	(0.0235)	(0.0158)	(0.0073)

Net asset value, end of period	$1.0008		$1.0006	$1.0008		$1.0011	$1.0006	$1.0002	$1.0003

Total return(d)	0.12%		0.04%	(0.03)%		1.15%	2.41%	1.58%	0.77%

Net assets, end of period (in 000’s)	$66		$66	$66		$1,919	$4,901	$2,752	$1,418

Ratio of net expenses to average net assets	0.22	%(e)	0.11%	0.24	%(e)	0.25%	0.23%	0.21%	0.28%

Ratio of total expenses to average net assets	0.30	%(e)	0.29%	0.29	%(e)	0.28%	0.28%	0.30%	0.35%

Ratio of net investment income (loss) to average net assets	0.20	%(e)	0.01%	(0.05	)%(e)	1.35%	2.31%	1.72%	0.32%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

52	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Select Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0007	$1.0009		$1.0006	$1.0003	$1.0003	$1.0000

Net investment income(a)	0.0009		0.0001	—	(b)	0.0163	0.0240	0.0182	0.0040

Net realized and unrealized gain (loss)	0.0004		0.0002	—		(0.0043)	0.0005	(0.0017)	0.0043

Total from investment operations	0.0013		0.0003	—	(b)	0.0120	0.0245	0.0165	0.0083

Distributions to shareholders from net investment income	(0.0012)		(0.0001)	—	(b)	(0.0117)	(0.0242)	(0.0165)	(0.0079)

Distributions to shareholders from net realized gains	—	(b)	(0.0005)	(0.0002)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	(0.0012)		(0.0006)	(0.0002)		(0.0117)	(0.0242)	(0.0165)	(0.0080)

Net asset value, end of period	$1.0005		$1.0004	$1.0007		$1.0009	$1.0006	$1.0003	$1.0003

Total return(d)	0.13%		0.03%	(0.01)%		1.20%	2.49%	1.65%	0.84%

Net assets, end of period (in 000’s)	$1,326		$3,702	$2,361		$2,362	$34,943	$34,354	$9,847

Ratio of net expenses to average net assets	0.18	%(e)	0.11%	0.21	%(e)	0.18%	0.16%	0.14%	0.21%

Ratio of total expenses to average net assets	0.23	%(e)	0.22%	0.22	%(e)	0.21%	0.21%	0.23%	0.28%

Ratio of net investment income (loss) to average net assets	0.19	%(e)	0.01%	(0.03	)%(e)	1.63%	2.40%	1.82%	0.40%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Money Market Fund — Administration Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0007	$1.0010		$1.0005	$1.0003	$1.0003	$1.0000

Net investment income(a)	0.0007		0.0001	—	(b)	0.0094	0.0214	0.0140	0.0024

Net realized and unrealized gain (loss)	0.0002		0.0002	(0.0001)		0.0007	0.0008	0.0003	0.0037

Total from investment operations	0.0009		0.0003	(0.0001)		0.0101	0.0222	0.0143	0.0061

Distributions to shareholders from net investment income	(0.0007)		(0.0001)	—	(b)	(0.0096)	(0.0220)	(0.0143)	(0.0057)

Distributions to shareholders from net realized gains	—	(b)	(0.0005)	(0.0002)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	(0.0007)		(0.0006)	(0.0002)		(0.0096)	(0.0220)	(0.0143)	(0.0058)

Net asset value, end of period	$1.0006		$1.0004	$1.0007		$1.0010	$1.0005	$1.0003	$1.0003

Total return(d)	0.09%		0.03%	(0.03)%		1.01%	2.25%	1.43%	0.61%

Net assets, end of period (in 000’s)	$2,043		$1,652	$4,270		$4,506	$4,493	$3,218	$5,516

Ratio of net expenses to average net assets	0.29	%(e)	0.11%	0.24	%(e)	0.38%	0.38%	0.36%	0.43%

Ratio of total expenses to average net assets	0.45	%(e)	0.44%	0.44	%(e)	0.43%	0.43%	0.45%	0.50%

Ratio of net investment income (loss) to average net assets	0.15	%(e)	0.01%	(0.05	)%(e)	0.93%	2.14%	1.40%	0.24%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	53

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Cash Management Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0008		$0.9999	$1.0009		$1.0007	$1.0004	$1.0003	$1.0000

Net investment income(a)	0.0010		0.0003	0.0009		0.0097	0.0182	0.0106	0.0001

Net realized and unrealized gain (loss)	0.0003		0.0009	(0.0010)		(0.0008)	0.0003	0.0001	0.0017

Total from investment operations	0.0013		0.0012	(0.0001)		0.0089	0.0185	0.0107	0.0018

Distributions to shareholders from net investment income	(0.0010)		(0.0003)	(0.0009)		(0.0087)	(0.0182)	(0.0106)	(0.0015)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0010)		(0.0003)	(0.0009)		(0.0087)	(0.0182)	(0.0106)	(0.0015)

Net asset value, end of period	$1.0011		$1.0008	$0.9999		$1.0009	$1.0007	$1.0004	$1.0003

Total return(d)	0.05%		0.15%	(0.10)%		0.60%	1.69%	0.89%	0.18%

Net assets, end of period (in 000’s)	$1		$1	$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.36	%(e)	0.11%	0.18	%(e)	0.68%	0.85%	0.83%	0.50%

Ratio of total expenses to average net assets	1.01	%(e)	0.89%	0.99	%(e)	0.98%	0.98%	1.00%	1.05%

Ratio of net investment income to average net assets	0.20	%(e)	0.03%	—	%(e)(f)	0.89%	1.81%	1.06%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Money Market Fund — Premier Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0000	$1.0010		$1.0006	$1.0004	$1.0003	$1.0000

Net investment income(a)	0.0013		0.0003	0.0009		0.0115	0.0217	0.0142	0.0068

Net realized and unrealized gain (loss)	0.0003		0.0008	(0.0010)		(0.0003)	0.0002	0.0001	(0.0016)

Total from investment operations	0.0016		0.0011	(0.0001)		0.0112	0.0219	0.0143	0.0052

Distributions to shareholders from net investment income	(0.0013)		(0.0003)	(0.0009)		(0.0108)	(0.0217)	(0.0142)	(0.0049)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0013)		(0.0003)	(0.0009)		(0.0108)	(0.0217)	(0.0142)	(0.0049)

Net asset value, end of period	$1.0011		$1.0008	$1.0000		$1.0010	$1.0006	$1.0004	$1.0003

Total return(d)	0.08%		0.14%	(0.10)%		0.91%	2.15%	1.35%	0.52%

Net assets, end of period (in 000’s)	$1		$1	$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.31	%(e)	0.11%	0.18	%(e)	0.45%	0.48%	0.47%	0.53%

Ratio of total expenses to average net assets	0.55	%(e)	0.53%	0.54	%(e)	0.53%	0.53%	0.55%	0.60%

Ratio of net investment income to average net assets	0.25	%(e)	0.03%	—	%(e)(f)	1.10%	2.17%	1.42%	0.69%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

54	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Resource Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0008		$0.9999	$1.0008		$1.0006	$1.0004	$1.0003	$1.0000

Net investment income(a)	0.0012		0.0003	0.0009		0.0116	0.0217	0.0142	0.0068

Net realized and unrealized gain (loss)	0.0003		0.0009	(0.0009)		(0.0005)	0.0002	0.0001	(0.0040)

Total from investment operations	0.0015		0.0012	—	(b)	0.0111	0.0219	0.0143	0.0028

Distributions to shareholders from net investment income	(0.0012)		(0.0003)	(0.0009)		(0.0109)	(0.0217)	(0.0142)	(0.0025)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0012)		(0.0003)	(0.0009)		(0.0109)	(0.0217)	(0.0142)	(0.0025)

Net asset value, end of period	$1.0011		$1.0008	$0.9999		$1.0008	$1.0006	$1.0004	$1.0003

Total return(d)	0.06%		0.15%	(0.09)%		0.69%	1.84%	1.04%	0.28%

Net assets, end of period (in 000’s)	$1		$1	$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.31	%(e)	0.11%	0.18	%(e)	0.45%	0.49%	0.47%	0.53%

Ratio of total expenses to average net assets	0.85	%(e)	0.84%	0.84	%(e)	0.83%	0.83%	0.85%	0.90%

Ratio of net investment income to average net assets	0.25	%(e)	0.03%	—	%(e)(f)	1.11%	2.17%	1.42%	0.68%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	55

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Institutional Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0009		$1.0010		$1.0013		$1.0006	$1.0003	$1.0003	$1.0000

Net investment income(a)	0.0012		—	(b)	—	(b)	0.0130	0.0243	0.0182	0.0073

Net realized and unrealized gain (loss)	0.0002		0.0001		(0.0001)		(0.0002)	0.0004	(0.0014)	0.0014

Total from investment operations	0.0014		0.0001		(0.0001)		0.0128	0.0247	0.0168	0.0087

Distributions to shareholders from net investment income	(0.0012)		—	(b)	—	(b)	(0.0121)	(0.0244)	(0.0168)	(0.0083)

Distributions to shareholders from net realized gains	—	(b)	(0.0002)		(0.0002)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	(0.0012)		(0.0002)		(0.0002)		(0.0121)	(0.0244)	(0.0168)	(0.0084)

Net asset value, end of period	$1.0011		$1.0009		$1.0010		$1.0013	$1.0006	$1.0003	$1.0003

Total return(d)	0.14%		0.01%		(0.01)%		1.28%	2.51%	1.68%	0.87%

Net assets, end of period (in 000’s)	$1,320,837		$1,110,878		$2,747,965		$4,619,641	$6,122,574	$3,766,257	$1,467,979

Ratio of net expenses to average net assets	0.17	%(e)	0.13%		0.18	%(e)	0.16%	0.13%	0.11%	0.18%

Ratio of total expenses to average net assets	0.26	%(e)	0.20%		0.19	%(e)	0.18%	0.18%	0.21%	0.27%

Ratio of net investment income (loss) to average net assets	0.25	%(f)	—	%(f)	—	%(e)(f)	1.30%	2.43%	1.82%	0.73%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Prime Obligations Fund — Capital Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0009		$1.0012		$1.0006	$1.0002	$1.0003	$1.0000

Net investment income(a)	0.0006		—	(b)	—	(b)	0.0108	0.0227	0.0178	0.0024

Net realized and unrealized gain (loss)	0.0004		0.0001		(0.0001)		0.0004	0.0006	(0.0026)	0.0048

Total from investment operations	0.0010		0.0001		(0.0001)		0.0112	0.0233	0.0152	0.0072

Distributions to shareholders from net investment income	(0.0008)		—	(b)	—	(b)	(0.0106)	(0.0229)	(0.0153)	(0.0068)

Distributions to shareholders from net realized gains	—	(b)	(0.0002)		(0.0002)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	(0.0008)		(0.0002)		(0.0002)		(0.0106)	(0.0229)	(0.0153)	(0.0069)

Net asset value, end of period	$1.0010		$1.0008		$1.0009		$1.0012	$1.0006	$1.0002	$1.0003

Total return(d)	0.10%		0.01%		(0.03)%		1.12%	2.35%	1.53%	0.72%

Net assets, end of period (in 000’s)	$536		$911		$911		$1,014	$6,755	$6,829	$407

Ratio of net expenses to average net assets	0.24	%(e)	0.14%		0.23	%(e)	0.31%	0.28%	0.26%	0.33%

Ratio of total expenses to average net assets	0.41	%(e)	0.35%		0.34	%(e)	0.33%	0.33%	0.36%	0.42%

Ratio of net investment income (loss) to average net assets	0.12	%(e)	—	%(f)	(0.05	)%(e)	1.07%	2.27%	1.78%	0.24%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

56	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Service Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0001	$1.0004		$1.0004	$1.0002	$1.0003	$1.0000

Net investment income(a)	0.0001		— (b)	—	(b)	0.0167	0.0197	0.0145	0.0003

Net realized and unrealized gain (loss)	(0.0002)		0.0010	(0.0001)		(0.0079)	(0.0001)	(0.0028)	0.0035

Total from investment operations	(0.0001)		0.0010	(0.0001)		0.0088	0.0196	0.0117	0.0038

Distributions to shareholders from net investment income	—	(b)	— (b)	—	(b)	(0.0088)	(0.0194)	(0.0118)	(0.0034)

Distributions to shareholders from net realized gains	—	(b)	(0.0001)	(0.0002)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	—	(b)	(0.0001)	(0.0002)		(0.0088)	(0.0194)	(0.0118)	(0.0035)

Net asset value, end of period	$1.0009		$1.0010	$1.0001		$1.0004	$1.0004	$1.0002	$1.0003

Total return(d)	0.02%		0.11%	(0.03)%		0.76%	2.00%	1.16%	0.38%

Net assets, end of period (in 000’s)	$0		$0	$9		$9	$5,098	$102	$103

Ratio of net expenses to average net assets	0.17	%(e)	0.13%	0.21	%(e)	0.66%	0.63%	0.61%	0.59%

Ratio of total expenses to average net assets	0.76	%(e)	0.69%	0.69	%(e)	0.68%	0.68%	0.71%	0.77%

Ratio of net investment income (loss) to average net assets	0.02	%(e)	0.01%	(0.04	)%(e)	1.66%	1.97%	1.45%	0.03%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Prime Obligations Fund — Preferred Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0007		$1.0008	$1.0010		$1.0004	$1.0001	$1.0003	$1.0000

Net investment income(a)	0.0009		(0.0002)	—	(b)	0.0111	0.0233	0.0142	0.0030

Net realized and unrealized gain (loss)	0.0002		0.0003	(0.0001)		0.0006	0.0004	0.0014	0.0047

Total from investment operations	0.0011		0.0001	(0.0001)		0.0117	0.0237	0.0156	0.0077

Distributions to shareholders from net investment income	(0.0009)		—	—	(b)	(0.0111)	(0.0234)	(0.0158)	(0.0073)

Distributions to shareholders from net realized gains	—	(b)	(0.0002)	(0.0001)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	(0.0009)		(0.0002)	(0.0001)		(0.0111)	(0.0234)	(0.0158)	(0.0074)

Net asset value, end of period	$1.0009		$1.0007	$1.0008		$1.0010	$1.0004	$1.0001	$1.0003

Total return(d)	0.11%		0.01%	(0.02)%		1.16%	2.41%	1.57%	0.77%

Net assets, end of period (in 000’s)	$14		$14	$3,364		$3,365	$2,839	$2,624	$1,003

Ratio of net expenses to average net assets	0.22	%(e)	0.14%	0.22	%(e)	0.26%	0.23%	0.21%	0.28%

Ratio of total expenses to average net assets	0.36	%(e)	0.30%	0.29	%(e)	0.28%	0.28%	0.31%	0.37%

Ratio of net investment income (loss) to average net assets	0.17	%(e)	(0.02)%	(0.05	)%(e)	1.11%	2.33%	1.42%	0.30%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	57

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Select Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0010		$1.0012		$1.0004	$1.0002	$1.0003	$1.0000

Net investment income(a)	0.0022		(0.0001)		—	(b)	0.0120	0.0241	0.0181	0.0097

Net realized and unrealized gain (loss)	(0.0009)		0.0001		—	(b)	0.0006	0.0002	(0.0017)	(0.0013)

Total from investment operations	0.0013		—		—	(b)	0.0126	0.0243	0.0164	0.0084

Distributions to shareholders from net investment income	(0.0011)		—		—	(b)	(0.0118)	(0.0241)	(0.0165)	(0.0080)

Distributions to shareholders from net realized gains	—	(b)	(0.0002)		(0.0002)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	(0.0011)		(0.0002)		(0.0002)		(0.0118)	(0.0241)	(0.0165)	(0.0081)

Net asset value, end of period	$1.0010		$1.0008		$1.0010		$1.0012	$1.0004	$1.0002	$1.0003

Total return(d)	0.13%		—	%(e)	(0.01)%		1.25%	2.48%	1.64%	0.84%

Net assets, end of period (in 000’s)	$48,640		$7,895		$38,230		$76,327	$98,996	$60,236	$18,082

Ratio of net expenses to average net assets	0.19	%(f)	0.14%		0.20	%(f)	0.19%	0.16%	0.14%	0.21%

Ratio of total expenses to average net assets	0.29	%(f)	0.23%		0.22	%(f)	0.21%	0.21%	0.24%	0.30%

Ratio of net investment income (loss) to average net assets	0.44	%(f)	(0.01)%		(0.02	)%(f)	1.19%	2.41%	1.81%	0.97%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Prime Obligations Fund — Administration Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0010		$1.0012		$1.0005	$1.0002	$1.0003	$1.0000

Net investment income(a)	0.0006		(0.0002)		—	(b)	0.0121	0.0222	0.0139	0.0015

Net realized and unrealized gain (loss)	0.0002		0.0002		—	(b)	(0.0017)	—	0.0003	0.0047

Total from investment operations	0.0008		—		—	(b)	0.0104	0.0222	0.0142	0.0062

Distributions to shareholders from net investment income	(0.0006)		—		—	(b)	(0.0097)	(0.0219)	(0.0143)	(0.0058)

Distributions to shareholders from net realized gains	—	(b)	(0.0002)		(0.0002)		— (b)	— (b)	— (b)	(0.0001)

Total distributions(c)	(0.0006)		(0.0002)		(0.0002)		(0.0097)	(0.0219)	(0.0143)	(0.0059)

Net asset value, end of period	$1.0010		$1.0008		$1.0010		$1.0012	$1.0005	$1.0002	$1.0003

Total return(d)	0.08%		—	%(e)	(0.02)%		1.03%	2.25%	1.43%	0.62%

Net assets, end of period (in 000’s)	$6,394		$5,407		$81,920		$8,736	$9,748	$7,474	$4,282

Ratio of net expenses to average net assets	0.29	%(f)	0.14%		0.21	%(f)	0.41%	0.38%	0.36%	0.43%

Ratio of total expenses to average net assets	0.51	%(f)	0.45%		0.44	%(f)	0.43%	0.43%	0.46%	0.52%

Ratio of net investment income (loss) to average net assets	0.12	%(f)	(0.02)%		(0.04	)%(f)	1.21%	2.22%	1.39%	0.15%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Cash Management Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0011		$1.0000	$1.0010		$1.0005	$1.0002	$1.0003	$1.0000

Net investment income(a)	0.0010		0.0003	0.0009		0.0087	0.0181	0.0108	0.0051

Net realized and unrealized gain (loss)	0.0002		0.0011	(0.0010)		0.0004	0.0003	(0.0001)	(0.0033)

Total from investment operations	0.0012		0.0014	(0.0001)		0.0091	0.0184	0.0107	0.0018

Distributions to shareholders from net investment income	(0.0010)		(0.0003)	(0.0009)		(0.0086)	(0.0181)	(0.0108)	(0.0015)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0010)		(0.0003)	(0.0009)		(0.0086)	(0.0181)	(0.0108)	(0.0015)

Net asset value, end of period	$1.0013		$1.0011	$1.0000		$1.0010	$1.0005	$1.0002	$1.0003

Total return(d)	0.03%		0.13%	(0.10)%		0.63%	1.69%	0.86%	0.18%

Net assets, end of period (in 000’s)	$1		$1	$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.36	%(e)	0.13%	0.18	%(e)	0.70%	0.85%	0.83%	0.73%

Ratio of total expenses to average net assets	1.06	%(e)	1.00%	0.99	%(e)	0.98%	0.98%	1.01%	1.07%

Ratio of net investment income to average net assets	0.20	%(e)	0.03%	—	%(e)(f)	0.87%	1.80%	1.08%	0.51%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Prime Obligations Fund — Premier Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0011		$1.0000	$1.0009		$1.0005	$1.0002	$1.0003	$1.0000

Net investment income(a)	0.0012		0.0003	0.0009		0.0115	0.0216	0.0144	0.0071

Net realized and unrealized gain (loss)	0.0002		0.0011	(0.0009)		(0.0001)	0.0003	(0.0001)	(0.0018)

Total from investment operations	0.0014		0.0014	—		0.0114	0.0219	0.0143	0.0053

Distributions to shareholders from net investment income	(0.0012)		(0.0003)	(0.0009)		(0.0110)	(0.0216)	(0.0144)	(0.0050)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0012)		(0.0003)	(0.0009)		(0.0110)	(0.0216)	(0.0144)	(0.0050)

Net asset value, end of period	$1.0013		$1.0011	$1.0000		$1.0009	$1.0005	$1.0002	$1.0003

Total return(d)	0.06%		0.13%	(0.09)%		0.93%	2.15%	1.32%	0.53%

Net assets, end of period (in 000’s)	$1		$1	$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.30	%(e)	0.13%	0.18	%(e)	0.46%	0.49%	0.47%	0.53%

Ratio of total expenses to average net assets	0.61	%(e)	0.55%	0.54	%(e)	0.53%	0.53%	0.56%	0.62%

Ratio of net investment income to average net assets	0.25	%(e)	0.03%	—	%(e)(f)	1.10%	2.16%	1.44%	0.71%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	59

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Resource Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	For the Period Ended November 30, 2020†		Year Ended August 31,
						2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0000	$1.0010		$1.0005	$1.0002	$1.0003	$1.0000

Net investment income(a)	0.0012		0.0003	0.0009		0.0106	0.0216	0.0144	0.0002

Net realized and unrealized gain (loss)	0.0002		0.0010	(0.0010)		0.0008	0.0003	(0.0001)	0.0025

Total from investment operations	0.0014		0.0013	(0.0001)		0.0114	0.0219	0.0143	0.0027

Distributions to shareholders from net investment income	(0.0012)		(0.0003)	(0.0009)		(0.0109)	(0.0216)	(0.0144)	(0.0024)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.0012)		(0.0003)	(0.0009)		(0.0109)	(0.0216)	(0.0144)	(0.0024)

Net asset value, end of period	$1.0012		$1.0010	$1.0000		$1.0010	$1.0005	$1.0002	$1.0003

Total return(d)	0.03%		0.12%	(0.10)%		0.73%	1.85%	1.01%	0.27%

Net assets, end of period (in 000’s)	$1		$1	$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.31	%(e)	0.13%	0.18	%(e)	0.47%	0.49%	0.47%	0.52%

Ratio of total expenses to average net assets	0.91	%(e)	0.85%	0.84	%(e)	0.83%	0.83%	0.86%	0.92%

Ratio of net investment income to average net assets	0.25	%(e)	0.03%	—	%(e)(f)	1.10%	2.16%	1.44%	0.02%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Prime Obligations Fund — Drexel Hamilton Class Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Period Ended August 31, 2020*
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0010		$1.0012		$1.0006

Net investment income(a)	0.0012		(0.0001)		—	(b)	0.0080

Net realized and unrealized gain (loss)	0.0002		0.0001		—		0.0042

Total from investment operations	0.0014		—	(b)	—	(b)	0.0122

Distributions to shareholders from net investment income	(0.0012)		—	(b)	—	(b)	(0.0116)

Distributions to shareholders from net realized gains	—	(b)	(0.0002)		(0.0002)		—	(b)

Total distributions(c)	(0.0012)		(0.0002)		(0.0002)		(0.0116)

Net asset value, end of period	$1.0010		$1.0008		$1.0010		$1.0012

Total return(d)	0.14%		—	%(e)	—	%(e)	1.22%

Net assets, end of period (in 000’s)	$20,875		$30,880		$100,884		$100,044

Ratio of net expenses to average net assets	0.17	%(f)	0.13%		0.18	%(f)	0.16	%(f)

Ratio of total expenses to average net assets	0.26	%(f)	0.20%		0.19	%(f)	0.18	%(f)

Ratio of net investment income (loss) to average net assets	0.25	%(f)	(0.01)%		(0.01	)%(f)	0.78	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on September 9, 2019.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Institutional Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.021	0.014	0.005

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.002	— (b)	(0.001)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.021	0.013	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.08%		0.01%		—	%(e)	0.95%	2.16%	1.34%	0.48%

Net assets, end of period (in 000’s)	$96,455,730		$101,041,091		$75,892,232		$84,038,158	$51,789,901	$51,205,454	$44,355,448

Ratio of net expenses to average net assets	0.14	%(f)	0.07%		0.16	%(f)	0.20%	0.20%	0.20%	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%		0.20	%(f)	0.20%	0.20%	0.21%	0.23%

Ratio of net investment income to average net assets	0.16	%(f)	0.01%		—	%(e)(f)	0.71%	2.11%	1.35%	0.47%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Capital Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.009	0.020	0.011	0.004

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	(0.001)	— (b)	0.001	(0.001)

Total from investment operations	0.001		—	(b)	—	(b)	0.008	0.020	0.012	0.003

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.05%		0.01%		—	%(e)	0.82%	2.01%	1.19%	0.33%

Net assets, end of period (in 000’s)	$867,767		$826,871		$675,659		$725,405	$766,401	$374,831	$1,054,817

Ratio of net expenses to average net assets	0.20	%(f)	0.07%		0.16	%(f)	0.33%	0.35%	0.35%	0.35%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%		0.35	%(f)	0.35%	0.35%	0.36%	0.38%

Ratio of net investment income to average net assets	0.10	%(f)	0.01%		—	%(e)(f)	0.85%	1.98%	1.08%	0.38%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Service Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.003	0.016	0.008	0.001

Net realized gain	—	(b)	—	(b)	—	(b)	0.003	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.006	0.016	0.008	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.01%		—	%(e)	0.60%	1.65%	0.84%	0.10%

Net assets, end of period (in 000’s)	$1,514,496		$1,569,931		$122,542		$116,172	$26,723	$22,063	$47,234

Ratio of net expenses to average net assets	0.29	%(f)	0.07%		0.16	%(f)	0.41%	0.70%	0.70%	0.55%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%		0.70	%(f)	0.70%	0.70%	0.71%	0.73%

Ratio of net investment income to average net assets	0.02	%(f)	0.01%		—	%(e)(f)	0.28%	1.60%	0.79%	0.05%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Preferred Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.020	0.012	0.003

Net realized gain	—	(b)	—	(b)	—	(b)	0.002	— (b)	— (b)	0.001

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.020	0.012	0.004

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.06%		0.01%		—	%(e)	0.86%	2.06%	1.24%	0.38%

Net assets, end of period (in 000’s)	$45,612		$78,191		$137,607		$113,769	$92,406	$45,007	$39,754

Ratio of net expenses to average net assets	0.17	%(f)	0.07%		0.16	%(f)	0.29%	0.30%	0.30%	0.30%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%		0.30	%(f)	0.30%	0.30%	0.31%	0.33%

Ratio of net investment income to average net assets	0.09	%(f)	—	%(e)	—	%(e)(f)	0.68%	2.02%	1.24%	0.34%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Select Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.006	0.021	0.015	0.004

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.003	— (b)	(0.002)	0.001

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.021	0.013	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.07%		0.01%		—	%(e)	0.92%	2.13%	1.31%	0.45%

Net assets, end of period (in 000’s)	$426,879		$208,542		$336,761		$495,422	$141,728	$370,898	$47,839

Ratio of net expenses to average net assets	0.16	%(f)	0.07%		0.16	%(f)	0.23%	0.23%	0.23%	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%		0.23	%(f)	0.23%	0.23%	0.24%	0.26%

Ratio of net investment income to average net assets	0.22	%(f)	0.01%		—	%(e)(f)	0.60%	2.09%	1.49%	0.43%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Administration Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.008	0.019	0.011	0.003

Net realized loss	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	(0.001)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.008	0.019	0.011	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.002)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.03%		0.01%		—	%(e)	0.75%	1.91%	1.09%	0.24%

Net assets, end of period (in 000’s)	$2,250,099		$2,038,029		$1,578,689		$1,493,968	$1,716,942	$2,361,026	$2,817,291

Ratio of net expenses to average net assets	0.23	%(f)	0.07%		0.16	%(f)	0.40%	0.45%	0.45%	0.44%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%		0.45	%(f)	0.45%	0.45%	0.46%	0.48%

Ratio of net investment income to average net assets	0.07	%(f)	0.01%		—	%(e)(f)	0.72%	1.86%	1.07%	0.26%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Cash Management Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.004	0.014	0.006	—	(b)

Net realized loss	—	(b)	—	(b)	—	(b)	— (b)	(0.001)	(0.001)	—	(b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.004	0.013	0.005	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	—	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.01%		—	%(e)	0.43%	1.35%	0.54%	0.01%

Net assets, end of period (in 000’s)	$10,709		$11,716		$9,744		$10,781	$12,515	$64	$30

Ratio of net expenses to average net assets	0.28	%(f)	0.07%		0.16	%(f)	0.73%	1.00%	1.00%	0.61%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%		1.00	%(f)	1.00%	1.00%	1.01%	1.03%

Ratio of net investment income to average net assets	0.01	%(f)	0.01%		—	%(e)(f)	0.40%	1.36%	0.60%	—	%(g)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Premier Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.007	0.018	0.011	0.002

Net realized loss	—	(b)	—	(b)	—	(b)	— (b)	— (b)	(0.001)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.007	0.018	0.010	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		0.01%		—	%(e)	0.69%	1.80%	0.99%	0.17%

Net assets, end of period (in 000’s)	$212,221		$204,641		$162,524		$161,117	$151,939	$152,344	$56,059

Ratio of net expenses to average net assets	0.25	%(f)	0.07%		0.16	%(f)	0.45%	0.55%	0.55%	0.50%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%		0.55	%(f)	0.55%	0.55%	0.56%	0.58%

Ratio of net investment income to average net assets	0.04	%(f)	0.01%		—	%(e)(f)	0.65%	1.76%	1.12%	0.20%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Resource Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	0.001		0.003	0.016	0.009	0.004

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.003	— (b)	— (b)	(0.004)

Total from investment operations	0.001		—	(b)	0.001		0.006	0.016	0.009	— (b)

Distributions to shareholders from net investment income	(0.001)		—	(b)	(0.001)		(0.006)	(0.016)	(0.009)	— (b)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	(0.001)		(0.006)	(0.016)	(0.009)	— (b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.01%		—	%(e)	0.52%	1.50%	0.69%	0.04%

Net assets, end of period (in 000’s)	$1		$1		$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.18	%(f)	0.07%		0.16	%(f)	0.41%	0.56%	0.55%	0.26%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%		0.85	%(f)	0.85%	0.85%	0.86%	0.88%

Ratio of net investment income to average net assets	0.09	%(f)	0.03%		0.36	%(f)	0.57%	1.61%	0.87%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Loop Class Shares	Six Months Ended May 31, 2022 (Unaudited)		Period Ended November 30, 2021*
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00

Net investment income(a)	0.001		—	(b)

Net realized gain	—	(b)	—	(b)

Total from investment operations	0.001		—	(b)

Distributions to shareholders from net investment income	(0.001)		—	(b)

Distributions to shareholders from net realized gains	—		—	(b)

Total distributions(c)	(0.001)		—	(b)

Net asset value, end of period	$1.00		$1.00

Total return(d)	0.08%		0.01%

Net assets, end of period (in 000’s)	$200,160		$200,012

Ratio of net expenses to average net assets	0.14	%(e)	0.07	%(e)

Ratio of total expenses to average net assets	0.20	%(e)	0.20	%(e)

Ratio of net investment income to average net assets	0.16	%(e)	0.01	%(e)

*	Commenced operations on August 23, 2021.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	65

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Seelaus Class Shares	Six Months Ended May 31, 2022 (Unaudited)		Period Ended November 30, 2021*
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00

Net investment income(a)	0.001		—	(b)

Net realized gain	—	(b)	—	(b)

Total from investment operations	0.001		—	(b)

Distributions to shareholders from net investment income	(0.001)		—	(b)

Distributions to shareholders from net realized gains	—		—	(b)

Total distributions(c)	(0.001)		—	(b)

Net asset value, end of period	$1.00		$1.00

Total return(d)	0.08%		0.01%

Net assets, end of period (in 000’s)	$10		$10

Ratio of net expenses to average net assets	0.14	%(e)	0.07	%(e)

Ratio of total expenses to average net assets	0.20	%(e)	0.20	%(e)

Ratio of net investment income to average net assets	0.18	%(e)	0.03	%(e)

*	Commenced operations on August 23, 2021.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

66	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Institutional Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.022	0.013	0.005

Net realized gain	—	(b)	—	(b)	—	(b)	0.002	— (b)	0.001	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.022	0.014	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.022)	(0.014)	(0.005)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.022)	(0.014)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.08%		0.02%		—	%(e)	0.94%	2.20%	1.37%	0.50%

Net assets, end of period (in 000’s)	$21,795,872		$21,699,895		$34,576,104		$22,518,304	$12,649,125	$10,649,826	$15,091,527

Ratio of net expenses to average net assets	0.14	%(f)	0.07%		0.15	%(f)	0.20%	0.20%	0.20%	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%		0.20	%(f)	0.20%	0.20%	0.21%	0.23%

Ratio of net investment income to average net assets	0.18	%(f)	0.01%		0.01	%(f)	0.68%	2.17%	1.31%	0.47%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Capital Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.020	0.012	0.003

Net realized gain	—	(b)	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.008	0.020	0.012	0.003

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.05%		0.02%		—	%(e)	0.80%	2.05%	1.21%	0.35%

Net assets, end of period (in 000’s)	$462,316		$371,230		$330,016		$372,260	$390,680	$299,105	$269,417

Ratio of net expenses to average net assets	0.21	%(f)	0.07%		0.15	%(f)	0.34%	0.35%	0.35%	0.35%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%		0.35	%(f)	0.35%	0.35%	0.36%	0.38%

Ratio of net investment income to average net assets	0.11	%(f)	0.01%		—	%(e)(f)	0.74%	2.01%	1.19%	0.34%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	67

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Service Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.006	0.017	0.009	0.001

Net realized gain	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.006	0.017	0.009	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.02%		—	%(e)	0.59%	1.69%	0.86%	0.11%

Net assets, end of period (in 000’s)	$1,756,262		$1,703,918		$911,413		$937,649	$936,398	$1,342,308	$954,846

Ratio of net expenses to average net assets	0.28	%(f)	0.07%		0.15	%(f)	0.55%	0.70%	0.70%	0.59%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%		0.70	%(f)	0.70%	0.70%	0.71%	0.73%

Ratio of net investment income to average net assets	0.03	%(f)	0.01%		—	%(e)(f)	0.55%	1.67%	0.88%	0.11%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Preferred Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.008	0.021	0.013	0.004

Net realized gain	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.008	0.021	0.013	0.004

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.008)	(0.021)	(0.013)	(0.004)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.008)	(0.021)	(0.013)	(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.06%		0.02%		—	%(e)	0.84%	2.10%	1.26%	0.40%

Net assets, end of period (in 000’s)	$509,948		$500,987		$440,733		$771,943	$461,459	$173,807	$123,436

Ratio of net expenses to average net assets	0.19	%(f)	0.07%		0.15	%(f)	0.30%	0.30%	0.30%	0.30%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%		0.30	%(f)	0.30%	0.30%	0.31%	0.33%

Ratio of net investment income (loss) to average net assets	0.13	%(f)	0.01%		(0.01	)%(f)	0.76%	2.08%	1.28%	0.40%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

68	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Select Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.021	0.015	0.005

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.002	— (b)	(0.002)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.021	0.013	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.08%		0.02%		—	%(e)	0.91%	2.17%	1.34%	0.47%

Net assets, end of period (in 000’s)	$119,336		$87,703		$213,174		$178,351	$50,890	$134,034	$67,865

Ratio of net expenses to average net assets	0.16	%(f)	0.07%		0.15	%(f)	0.23%	0.23%	0.23%	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%		0.23	%(f)	0.23%	0.23%	0.24%	0.26%

Ratio of net investment income to average net assets	0.17	%(f)	0.01%		—	%(e)(f)	0.70%	2.08%	1.46%	0.46%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Administration Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.007	0.019	0.011	0.002

Net realized gain	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.001

Total from investment operations	—	(b)	—	(b)	—	(b)	0.007	0.019	0.011	0.003

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.007)	(0.019)	(0.011)	(0.003)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.007)	(0.019)	(0.011)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.03%		0.02%		—	%(e)	0.73%	1.95%	1.11%	0.26%

Net assets, end of period (in 000’s)	$2,489,816		$2,923,435		$2,380,299		$2,088,737	$2,034,113	$1,810,200	$1,307,550

Ratio of net expenses to average net assets	0.23	%(f)	0.07%		0.15	%(f)	0.40%	0.45%	0.45%	0.44%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%		0.45	%(f)	0.45%	0.45%	0.46%	0.48%

Ratio of net investment income to average net assets	0.06	%(f)	0.01%		—	%(e)(f)	0.65%	1.91%	1.14%	0.25%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	69

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Cash Management Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.003	0.013	0.004	0.001

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	0.001	0.002	(0.001)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.004	0.014	0.006	— (b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.004)	(0.014)	(0.006)	— (b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.004)	(0.014)	(0.006)	— (b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.02%		—	%(e)	0.43%	1.39%	0.56%	0.02%

Net assets, end of period (in 000’s)	$52,570		$29,933		$20,187		$13,015	$22,364	$48	$154

Ratio of net expenses to average net assets	0.33	%(f)	0.07%		0.15	%(f)	0.68%	1.00%	1.00%	0.97%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%		1.00	%(f)	1.00%	1.00%	1.01%	1.03%

Ratio of net investment income to average net assets	0.01	%(f)	0.01%		0.01	%(f)	0.35%	1.29%	0.43%	0.14%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Premier Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.006	0.018	0.013	0.004

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	— (b)	(0.004)	(0.002)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.007	0.018	0.009	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.007)	(0.018)	(0.009)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.007)	(0.018)	(0.009)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.03%		0.02%		—	%(e)	0.68%	1.84%	1.01%	0.19%

Net assets, end of period (in 000’s)	$15,826		$13,495		$13,573		$17,568	$17,485	$16,492	$1

Ratio of net expenses to average net assets	0.25	%(f)	0.07%		0.15	%(f)	0.46%	0.55%	0.55%	0.27%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%		0.55	%(f)	0.55%	0.55%	0.56%	0.58%

Ratio of net investment income to average net assets	0.05	%(f)	0.01%		—	%(e)(f)	0.62%	1.82%	1.32%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Amount is less than 0.005%.
(f)	Annualized.

70	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Resource Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.001		0.006	0.016	0.008	0.004

Net realized loss	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	(0.004)

Total from investment operations	—	(b)	—	(b)	0.001		0.006	0.016	0.008	— (b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)	— (b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)	— (b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.02%		—	%(e)	0.51%	1.54%	0.71%	0.05%

Net assets, end of period (in 000’s)	$1		$1		$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.14	%(f)	0.07%		0.15	%(f)	0.39%	0.56%	0.56%	0.27%

Ratio of total expenses to average net assets	0.84	%(f)	0.85%		0.85	%(f)	0.85%	0.85%	0.86%	0.88%

Ratio of net investment income to average net assets	0.04	%(f)	0.03%		0.34	%(f)	0.59%	1.59%	0.78%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	71

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Institutional Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.021	0.013	0.005

Net realized gain	—	(b)	—	(b)	—	(b)	0.003	— (b)	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.010	0.021	0.013	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.08%		0.01%		—	%(e)	0.96%	2.17%	1.34%	0.49%

Net assets, end of period (in 000’s)	$9,241,717		$9,632,239		$10,518,867		$11,543,913	$7,395,030	$7,667,540	$8,619,492

Ratio of net expenses to average net assets	0.14	%(f)	0.09%		0.17	%(f)	0.20%	0.20%	0.20%	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%		0.20	%(f)	0.20%	0.20%	0.21%	0.23%

Ratio of net investment income to average net assets	0.17	%(f)	—	%(e)	—	%(e)(f)	0.70%	2.11%	1.31%	0.48%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Capital Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.020	0.012	0.003

Net realized gain	—	(b)	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.008	0.020	0.012	0.003

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.05%		0.01%		—	%(e)	0.83%	2.02%	1.19%	0.34%

Net assets, end of period (in 000’s)	$265,288		$243,876		$234,344		$201,227	$162,212	$165,645	$215,820

Ratio of net expenses to average net assets	0.21	%(f)	0.09%		0.17	%(f)	0.32%	0.35%	0.35%	0.35%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%		0.35	%(f)	0.35%	0.35%	0.36%	0.38%

Ratio of net investment income to average net assets	0.11	%(f)	—	%(e)	—	%(e)(f)	0.65%	1.97%	1.15%	0.30%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

72	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Service Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.005	0.016	0.008	0.001

Net realized gain	—	(b)	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.006	0.016	0.008	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.01%		—	%(e)	0.62%	1.66%	0.84%	0.10%

Net assets, end of period (in 000’s)	$125,204		$233,842		$240,184		$208,499	$124,910	$155,808	$144,728

Ratio of net expenses to average net assets	0.25	%(f)	0.09%		0.17	%(f)	0.50%	0.70%	0.70%	0.58%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%		0.70	%(f)	0.70%	0.70%	0.71%	0.73%

Ratio of net investment income to average net assets	0.03	%(f)	—	%(e)	—	%(e)(f)	0.47%	1.60%	0.83%	0.08%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Preferred Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.008	0.020	0.013	0.003

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	— (b)	(0.001)	0.001

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.020	0.012	0.004

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.06%		0.01%		—	%(e)	0.87%	2.07%	1.24%	0.39%

Net assets, end of period (in 000’s)	$58,913		$51,188		$59,340		$52,791	$38,419	$19,545	$14,565

Ratio of net expenses to average net assets	0.18	%(f)	0.09%		0.17	%(f)	0.29%	0.30%	0.30%	0.30%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%		0.30	%(f)	0.30%	0.30%	0.31%	0.33%

Ratio of net investment income to average net assets	0.12	%(f)	—	%(e)	—	%(e)(f)	0.78%	2.04%	1.26%	0.25%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	73

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Select Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.009	0.021	0.013	0.004

Net realized gain	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.001

Total from investment operations	0.001		—	(b)	—	(b)	0.009	0.021	0.013	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.08%		0.01%		—	%(e)	0.93%	2.14%	1.31%	0.46%

Net assets, end of period (in 000’s)	$5,523		$5,519		$6,547		$7,067	$8,325	$7,439	$7,333

Ratio of net expenses to average net assets	0.15	%(f)	0.09%		0.17	%(f)	0.23%	0.23%	0.23%	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%		0.23	%(f)	0.23%	0.23%	0.24%	0.26%

Ratio of net investment income to average net assets	0.16	%(f)	—	%(e)	—	%(e)(f)	0.91%	2.07%	1.27%	0.42%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Administration Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.006	0.019	0.011	0.003

Net realized gain	—	(b)	—	(b)	—	(b)	0.002	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.008	0.019	0.011	0.003

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.03%		0.01%		—	%(e)	0.77%	1.92%	1.09%	0.25%

Net assets, end of period (in 000’s)	$858,461		$375,220		$610,539		$443,470	$473,937	$360,817	$237,557

Ratio of net expenses to average net assets	0.26	%(f)	0.09%		0.17	%(f)	0.38%	0.45%	0.45%	0.44%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%		0.45	%(f)	0.45%	0.45%	0.46%	0.48%

Ratio of net investment income to average net assets	0.09	%(f)	—	%(e)	—	%(e)(f)	0.61%	1.85%	1.09%	0.28%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

74	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Cash Management Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.004	0.013	0.005	—	(b)

Net realized gain	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.004	0.013	0.005	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.01%		—	%(e)	0.45%	1.36%	0.54%	0.01%

Net assets, end of period (in 000’s)	$405,822		$371,768		$262,647		$272,981	$223,501	$23,332	$33,252

Ratio of net expenses to average net assets	0.29	%(f)	0.09%		0.17	%(f)	0.70%	1.00%	1.00%	0.62%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%		1.00	%(f)	1.00%	1.00%	1.01%	1.03%

Ratio of net investment income to average net assets	0.01	%(f)	—	%(e)	—	%(e)(f)	0.37%	1.31%	0.54%	—	%(g)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Premier Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.006	0.018	0.011	0.001

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	— (b)	(0.001)	0.001

Total from investment operations	—	(b)	—	(b)	—	(b)	0.007	0.018	0.010	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.03%		0.01%		—	%(e)	0.71%	1.82%	0.99%	0.18%

Net assets, end of period (in 000’s)	$82,738		$122,233		$79,208		$127,497	$161,003	$45,627	$15,512

Ratio of net expenses to average net assets	0.25	%(f)	0.09%		0.17	%(f)	0.45%	0.55%	0.55%	0.50%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%		0.55	%(f)	0.55%	0.55%	0.56%	0.58%

Ratio of net investment income to average net assets	0.04	%(f)	—	%(e)	—	%(e)(f)	0.63%	1.77%	1.10%	0.13%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	75

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Resource Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.001		0.006	0.016	0.008	0.004

Net realized loss	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	(0.004)

Total from investment operations	—	(b)	—	(b)	0.001		0.006	0.016	0.008	— (b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)	— (b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)	— (b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.01%		—	%(e)	0.53%	1.51%	0.69%	0.05%

Net assets, end of period (in 000’s)	$1		$1		$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.14	%(f)	0.09%		0.17	%(f)	0.40%	0.56%	0.55%	0.26%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%		0.85	%(f)	0.85%	0.85%	0.86%	0.88%

Ratio of net investment income to average net assets	0.04	%(f)	0.03%		0.34	%(f)	0.59%	1.59%	0.84%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements

May 31, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Federal Instruments	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, and Premier,	Diversified
Government	Class A, Class C, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Class R6, Drexel Hamilton Class, Loop Class and Seelaus Class	Diversified
Money Market, Treasury Obligations and Treasury Solutions	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, and Resource	Diversified
Prime Obligations	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, and Drexel Hamilton Class	Diversified
Treasury Instruments	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Loop Class and Seelaus Class	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The following Funds were designated by the Board of Trustees (“Trustees”) as “institutional money market funds” under Rule 2a-7 under the Act: Financial Square Money Market Fund and Financial Square Prime Obligations Fund (the “Institutional Money Market Funds”). Each of the Institutional Money Market Funds must price its shares at a net asset value (“NAV”) reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Funds, except for the Institutional Money Market Funds, is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s NAV per share using the amortized costs of

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2022, all investments and repurchase agreements, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G7 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares, as set forth below.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below. The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2022, Goldman Sachs has advised that it retained $1,150 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets, as set forth below.

F.  Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year Other Expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.014%. These Other Expense limitations will remain in place through at least March 30, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, the Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial Square Government, Financial Square Money Market and Financial Square Prime Obligations Funds. The Transfer Agency Fee is 0.01% for all funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares(a)	Class C Shares(a)		Capital Shares	Service Shares		Preferred Shares	Select Shares	Administration Shares	Cash Management Shares		Premier Shares	Resource Shares
Administration, Service and/or Shareholder Administration Fees[1]	N/A	0.25%		0.15%	0.25%		0.10%	0.03%	0.25%	0.50%		0.35%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.75	(b)	N/A	0.25	(c)	N/A	N/A	N/A	0.30	(b)	N/A	0.15	(c)

N/A	— Fees not applicable to respective share class
1	Institutional Shares, Class R6 Shares, Drexel Hamilton Class Shares, Loop Class Shares, and Seelaus Class Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.
(a)	Government Fund only.
(b)	Distribution (12b-1) fee only.
(c)	Service (12b-1) fee only.

Fund Effective Net Expenses (After Waivers and Reimbursements)

During the six months ended May 31, 2022, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended May 31, 2022, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Transfer Agency Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Other Expense Reimbursements	Total Expense Reductions
Federal Instruments	$ 777	$75	$404	$43	$1,299
Government	56,141	5,910	26,528	—	88,579
Money Market	348	88	2	399	837
Prime Obligations	63	19	6	434	522
Treasury Instruments	28,113	2,596	4,851	—	35,560
Treasury Obligations	6,564	721	5,656	—	12,941
Treasury Solutions	2,936	293	2,494	—	5,723

For the six months ended May 31, 2022, the net effective management fee rate was 0.11% for the Financial Square Government Fund, 0.14% for the Financial Square Money Market Fund, 0.15% for the Financial Square Prime Obligations Fund, 0.13% for the Financial Square Federal Instruments, Financial Square Treasury Obligations Fund and Financial Square Treasury Solutions Funds, 0.12% for the Financial Square Treasury Instruments Fund.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended May 31, 2022, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Money Market	$266,310,000	$294,410,000	$—
Prime Obligations	112,800,000	93,355,000	78

As of May 31, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Select Shares	Preferred Shares	Capital Shares	Premier Shares	Resource Shares	Cash Management Shares	Seelaus Shares
Federal Instruments	100%	—%	10%	100%	—%	—%	—%
Money Market	—	—	100	100	100	100	—
Prime Obligations	—	8	—	100	100	100	—
Treasury Instruments	—	—	—	—	100	—	100
Treasury Obligations	—	—	—	—	100	—	—
Treasury Solutions	—	—	—	—	100	—	—

I.  Line of Credit Facility — As of May 31, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2021, the Funds’ capital loss carryforward and certain timing differences on a tax basis were as follows:

	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Capital loss carryforward: Perpetual Short-Term	$—	$—	$(7,138,236)	$—	$—	$—	$—
Timing differences (Distribution Payable and Post-October Capital Loss Deferral)	$(3,132)	$(2,184,548)	$(69,698)	$(34,485)	$(368,114)	$(84,316)	$(20,764)

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

5. TAX INFORMATION (continued)

As of May 31, 2022, the aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Interest Rate Risk — When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/ or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market and Credit Risks — In the normal course of business, a Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

6. OTHER RISKS (continued)

invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Mergers and Reorganizations — On February 14, 2022, pursuant to an Agreement and Plan of Reorganization with the BMO Government Money Market Fund (the “Acquired Fund”), a series of BMO Funds, Inc., all of the assets and stated liabilities of the Acquired Fund were transferred to and assumed by Goldman Sachs Financial Square Government Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization Agreement”) in exchange for shares of the Acquiring Fund having an aggregate NAV equal to the NAV of the Acquired Fund as of the close of business on February 11, 2022. Such shares were then redistributed to the Acquired Fund’s shareholders, in a tax-free exchange as follows:

Acquired Fund	Exchanged Shares/Value of Acquired Fund Issued	Acquired Fund’s Shares Outstanding/ Value as of February 11, 2022	Acquired Fund’s Dividend Accrued as of February 11, 2022
BMO Government Money Market Fund — Premier Class	2,255,778,831	2,255,778,831	1,854
BMO Government Money Market Fund — Investor Class (Class Y)	534,947,228	534,947,228	440

Pursuant to the Reorganization Agreement, the assets of the Acquired Fund were transferred to the Acquiring Fund in exchange for the assumption of the Acquired Fund’s stated liabilities by the Acquiring Fund and shares of beneficial interest of the Acquiring Fund, in a tax-free exchange as follows:

Acquired Fund / Acquiring Fund	The Acquiring Fund’s Aggregate Net Assets before the Reorganization	The Acquired Fund’s Aggregate Net Assets before the Reorganization	The Acquiring Fund’s Aggregate Net Assets Immediately after the Reorganization
BMO Government Money Market Fund — Premier Class / Financial Square Government Fund — Institutional Shares	$174,209,129,505	$2,255,778,831	$176,464,908,336
BMO Government Money Market Fund — Investor Class (Class Y) / Financial Square Government Fund — Administration Shares	8,320,593,208	534,947,228	8,855,540,436

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Federal Instruments Fund

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021

	Shares	Shares

Institutional Shares
Shares sold	3,639,953,682	5,281,653,624
Reinvestment of distributions of distributions	1,960,391	131,361
Shares redeemed	(3,368,929,468)	(6,254,212,947)
	272,984,605	(972,427,962)
Capital Shares
Shares sold	—	560,073
Reinvestment of distributions of distributions	286	33
Shares redeemed	—	(3,300,008)
	286	(2,739,902)
Service Shares
Shares sold	1,901,734	3,705,643
Reinvestment of distributions of distributions	10	—
Shares redeemed	(1,539,493)	(4,144,259)
	362,251	(438,616)
Preferred Shares
Shares sold	231,453,756	7,549,802
Reinvestment of distributions of distributions	89,080	213
Shares redeemed	(24,946,629)	(10,696,382)
	206,596,207	(3,146,367)
Select Shares
Shares sold	—	—
Reinvestment of distributions of distributions	39	4
Shares redeemed	—	—
	39	4
Administration Shares
Shares sold	56,973,599	106,584,784
Reinvestment of distributions of distributions	2,709	398
Shares redeemed	(69,112,430)	(118,791,461)
	(12,136,122)	(12,206,279)
Cash Management Shares
Shares sold	67,242,838	215,230,775
Reinvestment of distributions of distributions	3,809	6,119
Shares redeemed	(87,462,404)	(161,253,922)
	(20,215,757)	53,982,972
Premier Shares
Shares sold	83	55
Reinvestment of distributions of distributions	13	3
Shares redeemed	(83)	(5)
	13	53

NET INCREASE (DECREASE) IN SHARES	447,591,522	(936,976,097)

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Government Fund

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021

	Shares	Shares

Class A Shares
Shares sold	246,876,589	664,274,244
Reinvestment of distributions	206,685	107,418
Shares redeemed	(426,609,999)	(346,182,393)
	(179,526,725)	318,199,269
Class C Shares
Shares sold	3,436,115	1,897,502
Reinvestment of distributions	451	1,416
Shares redeemed	(1,969,531)	(3,197,292)
	1,467,035	(1,298,374)
Institutional Shares
Shares sold	701,549,425,059	1,278,416,505,335
Proceeds received in connection with merger	2,255,778,831	—
Reinvestment of distributions	89,996,629	23,981,916
Shares redeemed	(721,437,806,679)	(1,238,519,495,371)
	(17,542,606,160)	39,920,991,880
Capital Shares
Shares sold	5,541,958,898	9,485,623,930
Reinvestment of distributions	417,199	147,437
Shares redeemed	(4,982,709,711)	(9,245,686,052)
	559,666,386	240,085,315
Service Shares
Shares sold	2,025,503,142	3,925,801,770
Reinvestment of distributions	67,539	64,959
Shares redeemed	(1,735,836,562)	(3,877,060,188)
	289,734,119	48,806,541
Preferred Shares
Shares sold	2,381,145,810	4,925,302,856
Reinvestment of distributions	194,111	49,689
Shares redeemed	(2,327,515,339)	(4,667,812,310)
	53,824,582	257,540,235
Select Shares
Shares sold	1,966,643,024	4,807,114,603
Reinvestment of distributions	519,591	144,023
Shares redeemed	(2,206,945,694)	(4,074,256,921)
	(239,783,079)	733,001,705

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Government Fund (continued)

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021

	Shares	Shares

Administration Shares
Shares sold	20,197,319,499	29,942,843,392
Proceeds received in connection with merger	534,947,228	—
Reinvestment of distributions	806,110	489,341
Shares redeemed	(21,420,323,677)	(27,745,543,216)
	(687,250,840)	2,197,789,517
Cash Management Shares
Shares sold	661,964,485	915,781,745
Reinvestment of distributions	24,230	75,433
Shares redeemed	(444,513,629)	(782,426,926)
	217,475,086	133,430,252
Premier Shares
Shares sold	11,052,776,805	12,401,804,496
Reinvestment of distributions	4,678,253	553,224
Shares redeemed	(6,738,228,620)	(2,698,974,046)
	4,319,226,438	9,703,383,674
Resource Shares
Shares sold	2,092,698	139,812,597
Reinvestment of distributions	934	19,633
Shares redeemed	(2,952,609)	(223,365,669)
	(858,977)	(83,533,439)
Class R6 Shares
Shares sold	409,279,423	978,992,036
Reinvestment of distributions	238,786	53,556
Shares redeemed	(465,114,242)	(759,221,441)
	(55,596,033)	219,824,151
Drexel Hamilton Class Shares
Shares sold	32,697,438,402	55,769,788,275
Reinvestment of distributions	506,991	84,494
Shares redeemed	(34,253,951,829)	(53,864,550,638)
	(1,556,006,436)	1,905,322,131
Loop Class Shares
Shares sold	22,184,080,856	6,168,110,103
Reinvestment of distributions	1,367,871	47,953
Shares redeemed	(21,373,679,744)	(5,663,750,102)
	811,768,983	504,407,954
Seelaus Class Shares
Shares sold	2,350,772,661	10,001
Reinvestment of distributions	949,332	1
Shares redeemed	(1,622,500,000)	—
	729,221,993	10,002

NET INCREASE (DECREASE) IN SHARES	(13,279,243,628)	56,097,960,813

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Money Market Fund

	For the Six Months Ended May 31, 2022 (Unaudited)		For the Fiscal Year Ended November 30, 2021

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	11,242,921,875	$11,248,745,683	20,914,572,472	$20,928,181,159
Reinvestment of distributions	4,241,004	4,243,355	1,573,950	1,574,897
Shares redeemed	(12,471,957,588)	(12,478,350,433)	(19,462,919,472)	(19,475,889,349)
	(1,224,794,709)	(1,225,361,395)	1,453,226,950	1,453,866,707
Capital Shares
Shares sold	—	—	—	—
Reinvestment of distributions	1	1	903	904
Shares redeemed	—	—	(11,529,525)	(11,539,593)
	1	1	(11,528,622)	(11,538,689)
Preferred Shares
Shares sold	1	1	—	—
Reinvestment of distributions	67	67	36	36
Shares redeemed	—	—	—	—
	68	68	36	36
Select Shares
Shares sold	30	30	2,000,706	2,001,706
Reinvestment of distributions	2,902	2,903	1,383	1,383
Shares redeemed	(2,377,841)	(2,378,953)	(661,379)	(661,788)
	(2,374,909)	(2,376,020)	1,340,710	1,341,301
Administration Shares
Shares sold	399,785	400,000	1,133,889	1,134,668
Reinvestment of distributions	1,395	1,396	1,413	1,414
Shares redeemed	(11,101)	(11,106)	(3,750,109)	(3,752,365)
	390,079	390,290	(2,614,807)	(2,616,283)
Cash Management Shares
Shares sold	—	—	—	—
Reinvestment of distributions	1	1	—	—
Shares redeemed	—	—	—	—
	1	1	—	—

NET INCREASE (DECREASE) IN SHARES	(1,226,779,469)	$(1,227,347,055)	1,440,424,267	$1,441,053,072

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Prime Obligations Fund

	For the Six Months Ended May 31, 2022 (Unaudited)		For the Fiscal Year Ended November 30, 2021

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	3,002,531,526	$3,005,471,035	5,017,424,812	$5,022,074,289
Reinvestment of distributions	977,857	978,888	272,848	273,107
Shares redeemed	(2,794,000,503)	(2,796,744,596)	(6,652,905,929)	(6,659,099,004)
	209,508,880	209,705,327	(1,635,208,269)	(1,636,751,608)
Capital Shares
Shares sold	—	—	—	—
Reinvestment of distributions	462	462	146	146
Shares redeemed	(376,099)	(376,450)	(10)	(10)
	(375,637)	(375,988)	136	136
Service Shares
Shares sold	3,520,303	3,523,823	13,989	14,011
Reinvestment of distributions	2	2	1	1
Shares redeemed	(3,520,305)	(3,523,825)	(22,984)	(23,007)
	—	—	(8,994)	(8,995)
Preferred Shares
Shares sold	—	—	499,650	500,000
Reinvestment of distributions	12	12	210	210
Shares redeemed	—	—	(3,847,517)	(3,850,210)
	12	12	(3,347,657)	(3,350,000)
Select Shares
Shares sold	41,762,359	41,800,000	19,491,925	19,509,453
Reinvestment of distributions	30,607	30,637	3,168	3,171
Shares redeemed	(1,089,286)	(1,090,377)	(49,799,453)	(49,843,410)
	40,703,680	40,740,260	(30,304,360)	(30,330,786)
Administration Shares
Shares sold	4,316,227	4,320,383	164,543,109	164,691,182
Reinvestment of distributions	3,042	3,045	674	675
Shares redeemed	(3,334,800)	(3,337,856)	(240,979,154)	(241,198,186)
	984,469	985,572	(76,435,371)	(76,506,329)
Cash Management Shares
Shares sold	—	—	—	—
Reinvestment of distributions	1	1	—	—
Shares redeemed	—	—	—	—
	1	1	—	—
Drexel Hamilton Classs Shares
Shares sold	60,847,965	60,900,000	46,900,215	46,945,007
Reinvestment of distributions	408	408	8,291	8,299
Shares redeemed	(70,848,824)	(70,908,500)	(116,840,765)	(116,945,006)
	(10,000,451)	(10,008,092.00)	(69,932,259)	(69,991,700.00)

NET INCREASE (DECREASE) IN SHARES	240,820,954	$241,047,092	(1,815,236,774)	$(1,816,939,282)

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Instruments Fund

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021

Institutional Shares
Shares sold	126,644,408,595	237,886,743,800
Reinvestment of distributions	45,568,610	3,104,898
Shares redeemed	(131,271,231,551)	(212,740,660,166)
	(4,581,254,346)	25,149,188,532
Capital Shares
Shares sold	4,711,242,631	6,552,792,075
Reinvestment of distributions	396,221	45,567
Shares redeemed	(4,670,706,061)	(6,401,622,162)
	40,932,791	151,215,480
Service Shares
Shares sold	1,259,596,502	2,629,066,174
Reinvestment of distributions	4,138	1,206
Shares redeemed	(1,314,971,256)	(1,181,679,688)
	(55,370,616)	1,447,387,692
Preferred Shares
Shares sold	124,434,233	307,238,059
Reinvestment of distributions	23,922	5,817
Shares redeemed	(157,035,115)	(366,659,292)
	(32,576,960)	(59,415,416)
Select Shares
Shares sold	344,639,298	190,933,923
Reinvestment of distributions	261,090	11,410
Shares redeemed	(126,545,067)	(319,163,262)
	218,355,321	(128,217,929)
Administration Shares
Shares sold	7,267,475,876	11,459,705,362
Reinvestment of distributions	516,265	75,297
Shares redeemed	(7,055,827,294)	(11,000,433,247)
	212,164,847	459,347,412
Cash Management Shares
Shares sold	22,094,037	44,534,127
Reinvestment of distributions	421	704
Shares redeemed	(23,100,903)	(42,562,420)
	(1,006,445)	1,972,411
Premier Shares
Shares sold	255,766,035	338,877,031
Reinvestment of distributions	—	—
Shares redeemed	(248,177,319)	(296,758,635)
	7,588,716	42,118,396
Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
Loop Class Shares
Shares sold	—	200,010,000
Reinvestment of distributions	157,215	1,353
Shares redeemed	—	—
	157,215	200,011,353
Seelaus Class Shares
Shares sold	—	10,000
Reinvestment of distributions	8	—
Shares redeemed	—	—
	8	10,000

NET INCREASE (DECREASE) IN SHARES	(4,191,009,469)	27,263,617,931

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Obligations Fund

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021

Institutional Shares
Shares sold	100,843,230,386	290,644,553,923
Reinvestment of distributions	6,559,118	2,538,081
Shares redeemed	(100,753,480,260)	(303,522,993,941)
	96,309,244	(12,875,901,937)
Capital Shares
Shares sold	1,149,923,657	2,151,106,499
Reinvestment of distributions	205,474	53,954
Shares redeemed	(1,059,035,628)	(2,109,942,941)
	91,093,503	41,217,512
Service Shares
Shares sold	3,471,681,073	6,193,750,616
Reinvestment of distributions	7,075	9,574
Shares redeemed	(3,419,317,989)	(5,401,243,931)
	52,370,159	792,516,259
Preferred Shares
Shares sold	1,032,373,924	2,001,703,219
Reinvestment of distributions	73,357	23,704
Shares redeemed	(1,023,478,789)	(1,941,468,795)
	8,968,492	60,258,128
Select Shares
Shares sold	397,899,334	2,675,629,110
Reinvestment of distributions	86,934	28,486
Shares redeemed	(366,351,054)	(2,801,126,890)
	31,635,214	(125,469,294)
Administration Shares
Shares sold	5,833,489,026	13,350,082,961
Reinvestment of distributions	165,169	82,072
Shares redeemed	(6,267,237,189)	(12,807,003,574)
	(433,582,994)	543,161,459
Cash Management Shares
Shares sold	77,583,055	227,268,099
Reinvestment of distributions	1,194	4,713
Shares redeemed	(54,947,207)	(217,526,248)
	22,637,042	9,746,564
Premier Shares
Shares sold	28,961,545	54,961,041
Reinvestment of distributions	3,396	1,905
Shares redeemed	(26,634,127)	(55,040,035)
	2,330,814	(77,089)
Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—

NET INCREASE IN SHARES	(128,238,526)	(11,554,548,398)

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Solutions Fund

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021

Institutional Shares
Shares sold	11,948,636,418	27,219,401,826
Reinvestment of distributions	4,653,727	361,218
Shares redeemed	(12,343,070,839)	(28,106,360,584)
	(389,780,694)	(886,597,540)
Capital Shares
Shares sold	918,749,177	1,551,863,165
Reinvestment of distributions	135,554	14,033
Shares redeemed	(897,451,252)	(1,542,344,694)
	21,433,479	9,532,504
Service Shares
Shares sold	1,168,050,146	1,059,337,861
Reinvestment of distributions	6,105	4,485
Shares redeemed	(1,276,682,888)	(1,065,684,283)
	(108,626,637)	(6,341,937)
Preferred Shares
Shares sold	63,825,557	99,115,535
Reinvestment of distributions	30,513	2,966
Shares redeemed	(56,126,740)	(107,269,848)
	7,729,330	(8,151,347)
Select Shares
Shares sold	—	—
Reinvestment of distributions	4,253	343
Shares redeemed	—	(1,028,500)
	4,253	(1,028,157)
Administration Shares
Shares sold	1,989,968,410	2,398,701,831
Reinvestment of distributions	258,131	19,490
Shares redeemed	(1,506,921,046)	(2,634,036,309)
	483,305,495	(235,314,988)
Cash Management Shares
Shares sold	428,528,987	986,571,729
Reinvestment of distributions	2,518	2,928
Shares redeemed	(394,446,069)	(877,453,785)
	34,085,436	109,120,872
Premier Shares
Shares sold	260,189,063	700,993,675
Reinvestment of distributions	5,191	1,487
Shares redeemed	(299,682,254)	(657,970,474)
	(39,488,000)	43,024,688
Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—

NET INCREASE (DECREASE) IN SHARES	8,662,662	(975,755,905)

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Funds’ operations are difficult to predict.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Class R6, Drexel Hamilton Class, Loop Class or Seelaus Class Shares of a Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Institutional Shares and Class R6 Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares, Select Shares, Preferred Shares. Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Resource Shares, Cash Management Shares, Class R6 Shares, Drexel Hamilton Class, Loop Class or Seelaus Class Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 through May 31, 2022, which represents a period of 182 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2022 (Unaudited) (continued)

	Federal Instruments Fund				Government Fund				Money Market Fund
Share Class	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*
Class A Shares
Actual	—	—		—	$1,000.00	$1,000.43		$1.08	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,023.85	+	1.10	—	—		—
Class C Shares
Actual	—	—		—	1,000.00	1,000.09		1.53	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,023.40	+	1.55	—	—		—
Institutional Shares
Actual	$1,000.00	$1,000.87		$0.74	1,000.00	1,000.95		0.61	$1,000.00	$1,001.49		$0.81
Hypothetical 5% return	1,000.00	1,024.19	+	0.75	1,000.00	1,024.33	+	0.61	1,000.00	1,024.12	+	0.82
Capital Shares
Actual	1,000.00	1,000.54		1.07	1,000.00	1,000.63		0.96	1,000.00	1,001.12		0.81
Hypothetical 5% return	1,000.00	1,023.86	+	1.08	1,000.00	1,023.97	+	0.97	1,000.00	1,024.12	+	0.82
Service Shares
Actual	1,000.00	1,000.12		1.49	1,000.00	1,000.21		1.42	1,000.00	1,000.58		1.59
Hypothetical 5% return	1,000.00	1,023.44	+	1.51	1,000.00	1,023.52	+	1.43	1,000.00	1,023.28	+	1.67
Preferred Shares
Actual	1,000.00	1,000.64		1.22	1,000.00	1,000.73		0.83	1,000.00	1,001.23		1.08
Hypothetical 5% return	1,000.00	1,023.71	+	1.23	1,000.00	1,024.11	+	0.84	1,000.00	1,023.86	+	1.09
Select Shares
Actual	1,000.00	1,000.80		0.82	1,000.00	1,000.88		0.67	1,000.00	1,001.30		0.90
Hypothetical 5% return	1,000.00	1,024.12	+	0.82	1,000.00	1,024.26	+	0.68	1,000.00	1,024.04	+	0.91
Administration Shares
Actual	1,000.00	1,000.37		1.23	1,000.00	1,000.43		1.11	1,000.00	1,000.92		1.43
Hypothetical 5% return	1,000.00	1,023.70	+	1.25	1,000.00	1,023.82	+	1.12	1,000.00	1,023.50	+	1.44
Cash Management Shares
Actual	1,000.00	1,000.03		1.57	1,000.00	1,000.09		1.75	1,000.00	1,000.49		1.80
Hypothetical 5% return	1,000.00	1,023.36	+	1.59	1,000.00	1,023.18	+	1.77	1,000.00	1,023.13	+	1.82
Premier Shares
Actual	1,000.00	1,000.24		1.37	1,000.00	1,000.32		1.25	1,000.00	1,000.83		1.53
Hypothetical 5% return	1,000.00	1,023.56	+	1.38	1,000.00	1,023.68	+	1.27	1,000.00	1,023.40	+	1.55
Resource Shares
Actual	—	—		—	1,000.00	1,000.10		1.47	1,000.00	1,000.57		1.54
Hypothetical 5% return	—	—		—	1,000.00	1,023.46	+	1.49	1,000.00	1,023.40	+	1.55
Class R6 Shares
Actual	—	—		—	1,000.00	1,000.95		0.61	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.33	+	0.61	—	—		—
Drexel Hamilton Class Shares
Actual	—	—		—	1,000.00	1,000.95		0.61	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.33	+	0.61	—	—		—
Loop Class Shares
Actual	—	—		—	1,000.00	1,000.95		0.61	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.33	+	0.61	—	—		—
Seelaus Class Shares
Actual	—	—		—	1,000.00	1,000.95		0.61	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.33	+	0.61	—	—		—

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares	Class R6 Shares	Drexel Hamilton Class Shares	Loop Class Shares	Seelaus Class Shares
Federal Instruments Fund	—	—	0.15%	0.21%	0.30%	0.24%	0.16%	0.25%	0.31%	0.27%	—	—	—	—	—
Government Fund	0.22%	0.31%	0.12	0.19	0.28	0.17	0.14	0.22	0.35	0.25	0.30%	0.12%	0.12%	0.12%	0.12%
Money Market Fund	—	—	0.16	0.16	0.32	0.22	0.18	0.29	0.36	0.31	0.31	—	—	—	—

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2022 (Unaudited) (continued)

	Prime Obligations Fund				Treasury Instruments Fund				Treasury Obligations Fund
Share Class	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*
Institutional Shares
Actual	$1,000.00	$1,001.39		$0.84	$1,000.00	$1,000.79		$0.69	$1,000.00	$1,000.82		$0.71
Hypothetical 5% return	1,000.00	1,024.09	+	0.85	1,000.00	1,024.24	+	0.70	1,000.00	1,024.22	+	0.72
Capital Shares
Actual	1,000.00	1,001.00		1.18	1,000.00	1,000.47		0.99	1,000.00	1,000.51		1.03
Hypothetical 5% return	1,000.00	1,023.75	+	1.19	1,000.00	1,023.94	+	1.00	1,000.00	1,023.90	+	1.04
Service Shares
Actual	1,000.00	1,000.16		0.84	1,000.00	1,000.09		1.42	1,000.00	1,000.14		1.38
Hypothetical 5% return	1,000.00	1,024.09	+	0.85	1,000.00	1,023.51	+	1.44	1,000.00	1,023.55	+	1.40
Preferred Shares
Actual	1,000.00	1,001.11		1.12	1,000.00	1,000.57		0.87	1,000.00	1,000.61		0.93
Hypothetical 5% return	1,000.00	1,023.81	+	1.13	1,000.00	1,024.06	+	0.88	1,000.00	1,024.01	+	0.94
Select Shares
Actual	1,000.00	1,001.29		0.96	1,000.00	1,000.72		0.78	1,000.00	1,000.76		0.78
Hypothetical 5% return	1,000.00	1,023.97	+	0.97	1,000.00	1,024.15	+	0.79	1,000.00	1,024.15	+	0.79
Administration Shares
Actual	1,000.00	1,000.79		1.47	1,000.00	1,000.32		1.15	1,000.00	1,000.34		1.15
Hypothetical 5% return	1,000.00	1,023.47	+	1.48	1,000.00	1,023.79	+	1.16	1,000.00	1,023.78	+	1.16
Cash Management Shares
Actual	1,000.00	1,000.28		1.77	1,000.00	1,000.03		1.40	1,000.00	1,000.03		1.65
Hypothetical 5% return	1,000.00	1,023.16	+	1.79	1,000.00	1,023.53	+	1.41	1,000.00	1,023.28	+	1.67
Premier Shares
Actual	1,000.00	1,000.61		1.52	1,000.00	1,000.20		1.26	1,000.00	1,000.26		1.27
Hypothetical 5% return	1,000.00	1,023.41	+	1.54	1,000.00	1,023.67	+	1.28	1,000.00	1,023.66	+	1.29
Resource Shares
Actual	1,000.00	1,000.35		1.53	1,000.00	1,000.04		0.91	1,000.00	1,000.04		0.71
Hypothetical 5% return	1,000.00	1,023.40	+	1.55	1,000.00	1,024.02	+	0.92	1,000.00	1,024.22	+	0.72
Drexel Hamilton Class Shares
Actual	1,000.00	1,001.39		0.84	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	1,024.09	+	0.85	—	—		—	—	—		—
Loop Class Shares
Actual	—	—		—	1,000.00	1,000.79		0.69	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.24	+	0.70	—	—		—
Seelaus Class Shares
Actual	—	—		—	1,000.00	1,000.79		0.69	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.24	+	0.70	—	—		—

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares	Drexel Hamilton Class Shares	Loop Class Shares	Seelaus Class Shares
Prime Obligations Fund	0.17%	0.24%	0.17%	0.22%	0.19%	0.29%	0.36%	0.30%	0.31%	0.17%	—	—
Treasury Instruments Fund	0.14	0.20	0.29	0.17	0.16	0.23	0.28	0.25	0.18	—	0.14%	0.14%
Treasury Obligations Fund	0.14	0.21	0.28	0.19	0.16	0.23	0.33	0.25	0.14	—	—	—

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2022 (Unaudited) (continued)

	Treasury Solutions Fund
Share Class	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*
Institutional Shares
Actual	$1,000.00	$1,000.84		$0.71
Hypothetical 5% return	1,000.00	1,024.22	+	0.72
Capital Shares
Actual	1,000.00	1,000.52		1.02
Hypothetical 5% return	1,000.00	1,023.91	+	1.04
Service Shares
Actual	1,000.00	1,000.14		1.26
Hypothetical 5% return	1,000.00	1,023.68	+	1.27
Preferred Shares
Actual	1,000.00	1,000.63		0.91
Hypothetical 5% return	1,000.00	1,024.02	+	0.93
Select Shares
Actual	1,000.00	1,000.77		0.77
Hypothetical 5% return	1,000.00	1,024.16	+	0.78
Administration Shares
Actual	1,000.00	1,000.34		1.28
Hypothetical 5% return	1,000.00	1,023.65	+	1.30
Cash Management Shares
Actual	1,000.00	1,000.04		1.45
Hypothetical 5% return	1,000.00	1,023.48	+	1.47
Premier Shares
Actual	1,000.00	1,000.25		1.25
Hypothetical 5% return	1,000.00	1,023.68	+	1.27
Resource Shares
Actual	1,000.00	1,000.04		0.71
Hypothetical 5% return	1,000.00	1,024.22		0.72

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares
Treasury Solutions Fund	0.14%	0.21%	0.25%	0.18%	0.15%	0.26%	0.29%	0.25%	0.14%

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.13 trillion in assets under supervision as of March 31, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Roy W. Templin Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Goldman Sachs & Co. LLC (“Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of May 31, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Financial Square FundsSM is a registered service mark of Goldman Sachs & Co LLC.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co LLC by calling (Class A Shares or Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 284656-OTU-1636901 FSQSAR-22

Goldman Sachs Funds

Semi-Annual Report	May 31, 2022

Investor FundsSM
Money Market
Tax-Exempt Money Market

Goldman Sachs Investor Funds

∎	MONEY MARKET

∎	TAX-EXEMPT MONEY MARKET

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Investor Funds

The following are highlights both of key factors affecting the taxable and tax-exempt money markets and of any key changes made to the Goldman Sachs Investor Funds (the “Funds”) during the six months ended May 31, 2022 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended November 30, 2022.

Market and Economic Review

•	Federal Reserve (“Fed”) policy had the greatest influence on the taxable and tax-exempt money markets during the Reporting Period.

•

When the Reporting Period began in December 2021, the Fed maintained the targeted federal funds (“fed funds”) rate in a range between 0% and 0.25% but signaled the possibility of a more aggressive interest rate hike path amid continuing inflationary pressures.

•

In March 2022, Fed policymakers hiked short-term interest rates, raising the targeted fed funds rate by 25 basis points in the first U.S. rate increase since the end of 2018. (A basis point is 1/100th of a percentage point.)

•	Fed officials forecast six more rate hikes by the end of 2022.

•	Fed Chair Jerome Powell asserted a need to “move expeditiously” along the path to monetary policy normalization given persistently elevated inflation.

•	The Fed acknowledged inflationary pressures could be exacerbated by ongoing geopolitical tensions, such as those surrounding Russia’s invasion of Ukraine.

•

In May 2022, as widely anticipated, the Fed lifted the targeted fed funds rate by 50 basis points to a range between 0.75% and 1.00%. (On June 15th, after the Reporting Period ended, Fed policymakers raised the targeted fed funds rate by another 75 basis points to a range between 1.50% to 1.75% — the largest single rate increase since 1994 — and signaled they would likely continue tightening monetary policy at an aggressive pace.)

•	During the Reporting Period overall, the Fed scaled back its large-scale asset purchase program, ending it entirely in March 2022.

•

The Fed announced it would start reducing the size of its balance sheet beginning June 1, 2022 but expected to maintain ample reserves to ensure it could continue to effectively control short-term interest rates.

•	The taxable and tax-exempt money market yield curves steepened during the Reporting Period, as the Fed raised short-term interest rates.

•	In this environment, the yields of taxable and tax-exempt money market funds increased significantly.

Fund Changes and Highlights

On February 14, 2022, pursuant to an Agreement and Plan of Reorganization with the BMO Prime Money Market Fund and BMO Tax-Free Money Market Fund (each, an “Acquired Fund”), each a series of BMO Funds, Inc., all of the assets and stated liabilities of the Acquired Funds were transferred to and assumed by Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund (each, an “Acquiring Fund”), respectively, each a series of the Goldman Sachs Trust (the “Reorganization Agreement”) in exchange for shares of the Acquiring Funds having an aggregate NAV equal to the NAV of the Acquired Funds as of the close of business on February 11, 2022.

1

FUND BASICS

Investor Funds

as of May 31, 2022

PERFORMANCE REVIEW[1,2]

December 1, 2021–May 31, 2022	Fund Total Return (based on NAV)[3] Class I Shares	SEC 7-Day Current Yield[4]	iMoneyNet Institutional Average[5]

Investor Money Market	0.12%	0.81%	0.10%[6]
Investor Tax-Exempt Money Market	0.07	0.59	0.10	[7]

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	The Money Market Fund offers seven separate classes of shares (Class I, Administration, Service, Resource, Cash Management, Class A and Class C Shares) and the Tax-Exempt Money Market Fund offers eleven separate classes of shares (Class I, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Class I Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees (as applicable) at the following contractual rates: Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Premier Shares pay 0.35%, Service Shares pay 0.50%, Resource Shares pay 0.65%, Cash Management Shares pay 0.80%, Class A Shares pay 0.25%, and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return assumes the reinvestment of dividends and other distributions.

[4]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]	Source: iMoneyNet, Inc. May 2022. The iMoneyNet Institutional Average represents total return.

[6]	First Tier Retail–Category includes only non-government retail funds that also are not holding any second-tier securities. Portfolio holdings of first-tier funds include US Treasury, US other, repos, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating rate notes and asset-backed commercial paper.

[7]	Tax-Free National Retail–Category includes all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds—6 months & less, put bonds—over 6 months, alternative minimum tax paper and other tax-free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

2

YIELD SUMMARY

SUMMARY OF THE CLASS I SHARES AS OF 5/31/22

Fund	7-Day Dist. Yield[8]	SEC 7-Day Effective Yield[9]	30-Day Average Yield[10]	Weighted Avg. Maturity (days)[11]	Weighted Avg. Life (days)[12]

Investor Money Market	0.80%	0.82%	0.74%	17	81
Investor Tax-Exempt Money Market	0.59	0.59	0.52	10	11

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[8]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[9]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[10]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[11]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[12]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

SECTOR ALLOCATIONS

INVESTOR MONEY MARKET FUND*

As of May 31, 2022

Security Type	% of Net Assets
Certificates of Deposit — Eurodollar	0.9%
Certificates of Deposit — Yankeedollar	10.5
Commercial Paper & Corporate Obligations	30.6
Medium Term Notes	0.1
Repurchase Agreements	7.7
Time Deposits	18.2
U.S. Government Agency Obligations	1.6
U.S. Treasury Obligations	10.6

Variable Rate Municipal Debt Obligations	5.2

Variable Rate Obligations	14.6

As of November 30, 2021

Security Type	% of Net Assets

Certificates of Deposit — Eurodollar	1.9%

Certificates of Deposit — Yankeedollar	15.4

Commercial Paper & Corporate Obligations	31.7

Medium Term Notes	0.5

Repurchase Agreements	10.3

Time Deposits	12.1

U.S. Government Agency Obligations	1.9

U.S. Treasury Obligations	21.8

Variable Rate Municipal Debt Obligations	4.4

Variable Rate Obligations	2.9

*	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

SECTOR ALLOCATIONS

INVESTOR TAX-EXEMPT MONEY MARKET FUND*

As of May 31, 2022

Security Type	% of Net Assets

Commercial Paper	20.7%

General Obligation	0.1

Tax Revenue Anticipation Notes	1.7

Variable Rate Obligations	77.3

As of November 30, 2021

Security Type	% of Net Assets

Commercial Paper	15.7%

Variable Rate Obligations	84.0

*	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

INVESTOR MONEY MARKET FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 30.6%
Albion Capital LLC
$17,000,000	0.862%		06/06/22	$16,997,993
10,933,000	1.301		07/20/22	10,913,952
1,502,000	1.568		08/16/22	1,497,117
Alpine Securitization LLC
9,619,000	1.340	(a)	08/11/22	9,619,000
Antalis
2,391,000	1.169		07/12/22	2,387,869
17,359,000	1.221		07/26/22	17,327,175
2,500,000	1.506		08/04/22	2,493,422
Anz New Zealand (Int’l) Ltd.-London Branch
9,000,000	0.882		06/15/22	8,996,957
Atlantic Asset Securitization LLC
3,459,000	0.986		06/09/22	3,458,254
Australia and New Zealand Banking Group Ltd.
18,729,000	1.017		07/19/22	18,704,028
Banque et Caisse d’Epargne de l’Etat, Luxembourg
8,170,000	0.620		06/06/22	8,169,308
5,000,000	1.436		08/23/22	4,983,746
Barclays Bank UK PLC
5,000,000	0.933		06/15/22	4,998,211
5,000,000	0.944		06/15/22	4,998,192
Barton Capital S.A.
11,221,000	0.863		06/06/22	11,219,675
BNG Bank N.V.
18,388,000	0.913		06/21/22	18,378,806
BPCE
16,000,000	1.734		09/13/22	15,921,422
Brighthouse Financial Short Term Funding, LLC
3,000,000	0.883		06/15/22	2,998,985
5,000,000	0.913		06/17/22	4,998,000
Caisse d’Amortissement de la Dette Sociale
9,249,000	1.005		06/27/22	9,242,387
11,555,000	1.129		07/19/22	11,537,899
Cancara Asset Securitisation LLC
2,000,000	0.903		06/06/22	1,999,753
CDP Financial Inc.
8,808,000	0.620		08/01/22	8,798,896
Collateralized Commercial Paper Flex Co., LLC
4,000,000	2.266		12/02/22	3,954,818
Collateralized Commercial Paper V Co., LLC
7,809,000	0.915		07/11/22	7,801,191
Cooeperatieve Rabobank U.A.
30,000,000	0.821		06/01/22	30,000,000
Credit Suisse AG
10,000,000	1.498		08/23/22	9,966,108
DBS Bank Ltd
5,300,000	1.017		07/19/22	5,292,933
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, Frankfurt Am Main
10,371,000	1.261		08/02/22	10,348,852
10,300,000	1.404		08/09/22	10,272,757
Erste Abwicklungsanstalt
8,850,000	1.168		07/11/22	8,838,692
9,836,000	1.190		07/26/22	9,818,418
Export Development Canada
20,000,000	0.660		06/01/22	20,000,000

Commercial Paper and Corporate Obligations – (continued)
Fairway Finance Co., LLC
1,836,000	1.016		06/07/22	1,835,694
4,647,000	1.120		07/13/22	4,641,036
Federation des Caisses Desjardins Du Quebec
9,925,000	1.292		07/28/22	9,905,042
First Abu Dhabi Bank P.J.S.C.
7,000,000	0.355		06/07/22	6,999,592
20,000,000	0.852		06/07/22	19,997,200
5,614,000	1.425		08/08/22	5,599,154
FMS Wertmanagement AOR
6,000,000	0.933		06/22/22	5,996,780
Gotham Funding Corp.
7,186,000	1.220		07/25/22	7,173,065
5,210,000	1.292		07/26/22	5,199,891
5,266,000	1.424		08/02/22	5,253,303
Ionic Capital III Trust
12,000,000	0.995		06/07/22	11,998,040
J.P. Morgan Securities LLC
3,000,000	0.862		06/13/22	2,999,150
5,000,000	2.193		11/28/22	4,946,500
KFW
5,605,000	0.841		06/17/22	5,602,908
Liberty Street Funding LLC
6,769,000	0.691		06/03/22	6,768,744
1,753,000	1.017		06/17/22	1,752,221
7,000,000	1.016		06/30/22	6,994,361
Lloyds Bank PLC
10,000,000	0.842		06/15/22	9,996,772
LMA
6,000,000	0.986		06/14/22	5,997,898
LMA-Americas LLC
2,948,000	1.016		06/07/22	2,947,509
5,214,000	0.995		06/17/22	5,211,729
3,500,000	0.447		07/15/22	3,498,118
5,000,000	1.222		07/27/22	4,990,667
7,000,000	1.476		08/23/22	6,976,598
Macquarie Bank Ltd.
8,980,000	1.455		08/05/22	8,956,814
6,981,000	1.567		08/16/22	6,958,304
Macquarie Bank Ltd. (SOFR + 0.30%)
12,000,000	1.080	(a)	08/12/22	12,000,000
Matchpoint Finance PLC
10,000,000	1.017		07/13/22	9,988,333
Mitsubishi UFJ Trust and Banking Corp.-Singapore Branch
6,500,000	1.537		08/04/22	6,482,551
Mizuho Bank, Ltd-New York Branch
3,885,000	0.934		06/15/22	3,883,610
National Australia Bank Ltd.
13,297,000	1.048		07/25/22	13,276,456
National Bank of Canada
7,000,000	0.954		06/17/22	6,997,076
Nationwide Building Society
7,000,000	0.873		06/15/22	6,997,659
9,000,000	0.944		06/21/22	8,995,350
2,774,000	0.949		06/21/22	2,772,559
Nieuw Amsterdam Receivables Corp.
13,945,000	1.241		07/25/22	13,919,481

6	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)
Nordea Bank ABP
$11,001,000	0.335%		07/01/22	$10,997,975
NRW.Bank
49,291,000	0.801		06/01/22	49,291,000
Old Line Funding, LLC
5,609,000	1.119		07/08/22	5,602,659
Power Authority of the State of New York
6,000,000	2.068		11/02/22	5,948,153
San Francisco, California (City & County of)
9,465,000	0.850		06/08/22	9,465,000
Sentara Healthcare
5,000,000	0.850		06/14/22	5,000,000
State of California
5,644,000	0.970		06/22/22	5,644,000
31,425,000	1.020		06/22/22	31,425,000
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
15,000,000	1.068		07/15/22	14,980,750
Svenska Handelsbanken AB
17,686,000	1.048		07/21/22	17,660,699
Toronto-Dominion Bank (The)
10,000,000	0.842		06/02/22	9,999,769
UBS AG-London Branch
9,586,000	0.854		06/28/22	9,579,961
Versailles Commercial Paper LLC
4,355,000	1.221		07/05/22	4,350,065
10,000,000	1.119		07/12/22	9,987,472
4,000,000	1.272		08/04/22	3,991,111
9,474,000	1.691		09/01/22	9,433,809
Victory Receivables Corp.
2,866,000	1.016		06/22/22	2,864,328
8,000,000	1.067		07/08/22	7,991,367
4,587,000	1.424		08/03/22	4,575,762
9,588,000	1.444		08/08/22	9,562,283

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$799,796,144

Certificates of Deposit-Eurodollar – 0.9%
Credit Agricole SA
$20,000,000	1.550%		08/24/22	$19,927,971
National Westminster Bank Public Ltd. Co.
4,862,000	1.500		08/15/22	4,846,865

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$24,774,836

Certificates of Deposit-Yankeedollar – 10.5%
Commonwealth Bank of Australia (SOFR + 0.20%)
$3,000,000	0.980%		08/31/22	$2,999,699
Credit Industriel et Commercial
40,000,000	0.260		06/01/22	40,000,000
Landesbank Baden-Wuerttemberg
20,784,000	1.250		07/25/22	20,784,000
Landesbank Hessen-Thueringen Girozentrale
30,000,000	0.870		06/16/22	30,000,000

Certificates of Deposit-Yankeedollar – (continued)
National Bank of Kuwait S.A.K.P
15,000,000	1.050		06/17/22	15,000,000
10,000,000	1.350		07/01/22	10,000,002
8,428,000	1.550		08/12/22	8,428,000
Natixis-New York Branch
17,900,000	1.440		08/02/22	17,900,000
Norinchukin Bank (The)
19,000,000	0.950		06/21/22	19,000,000
7,050,000	1.200		07/22/22	7,050,000
Oversea-Chinese Banking Corp. Ltd.
18,597,000	0.630		06/16/22	18,597,000
7,561,000	1.220		07/22/22	7,561,000
Skandinaviska Enskilda Banken AB
18,800,000	1.830		10/05/22	18,800,000
Standard Chartered Bank-New York Branch
16,634,000	1.150		07/27/22	16,634,000
6,000,000	—	(b)	12/01/22	6,000,000
Sumitomo Mitsui Trust Bank, Ltd.
5,000,000	0.810		06/01/22	5,000,000
12,000,000	0.810		06/01/22	12,000,000
5,636,000	0.770		06/14/22	5,635,633
6,712,000	0.900		06/15/22	6,712,000
5,631,000	0.980		06/16/22	5,631,067

TOTAL CERTIFICATES OF DEPOSIT- YANKEEDOLLAR				$273,732,401

Medium Term Notes – 0.1%
BMW Finance N.V.
$2,400,000	2.190	%(a)	08/12/22	$2,403,294

Time Deposits – 18.2%
Canadian Imperial Bank of Commerce
$46,000,000	0.810%		06/01/22	$46,000,000
46,000,000	0.820		06/01/22	46,000,000
Cooeperatieve Rabobank U.A.
81,000,000	0.810		06/01/22	81,000,000
Credit Agricole Corporate and Investment Bank
56,000,000	0.810		06/01/22	56,000,000
DNB Bank ASA
92,000,000	0.800		06/01/22	92,000,000
Erste Group Bank AG-New York Branch
80,000,000	0.820		06/01/22	80,000,000
Skandinaviska Enskilda Banken AB (Publ)
76,000,000	0.810		06/01/22	76,000,000

TOTAL TIME DEPOSIT				$477,000,000

U.S. Government Agency Obligations – 1.6%
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
$2,400,000	1.158	%(c)	10/23/23	$2,399,864
4,900,000	1.163	(c)	10/30/23	4,899,790

The accompanying notes are an integral part of these financial statements.	7

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank
$4,500,000	0.818%		07/12/22	$4,495,875
3,600,000	0.843		07/15/22	3,596,348
200,000	1.063		08/18/22	199,541
5,000,000	1.104		09/01/22	4,985,944
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
3,555,556	0.850	(c)	05/15/26	3,555,556
6,300,000	1.139	(c)	09/15/26	6,300,000
2,000,000	0.910	(c)	09/30/27	2,000,000
961,538	1.113	(c)	06/20/28	961,538
4,000,000	1.113	(c)	03/15/30	4,000,000
5,000,000	1.139	(c)	08/15/31	5,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$42,394,456

U.S. Treasury Obligations – 10.6%
United States Treasury Bills
$200,000	0.915%		08/09/22	$199,655
800,000	0.925		08/09/22	798,605
100,000	1.007		08/09/22	99,810
900,000	0.997		08/16/22	898,138
21,300,000	1.089		08/23/22	21,247,454
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
57,000,000	1.157	(c)	04/30/23	57,008,769
29,725,000	0.064	(c)	07/31/23	29,733,627
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
151,600,000	1.158	(c)	10/31/23	151,613,760
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
13,800,000	1.172	(c)	01/31/23	13,800,896
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
700,000	1.178	(c)	07/31/22	700,064
900,000	1.178	(c)	10/31/22	900,209

TOTAL U.S. TREASURY OBLIGATIONS				$277,000,987

Variable Rate Municipal Debt Obligations(d) – 5.2%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$26,115,000	0.860%		06/07/22	$26,115,000
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
2,640,000	0.950		06/07/22	2,640,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (TB Bank N.A., LOC)
19,240,000	0.850		06/07/22	19,240,000
Colorado Housing and Finance Authority Single Family Mortgage Bonds Class I VRDN RB 2020 Series C-2 (GNMA Collat., Royal Bank of Canada, SPA)
4,140,000	0.850		06/07/22	4,140,000

Variable Rate Municipal Debt Obligations(d) – (continued)
Colorado Housing and Finance Authority Single Family Mortgage Bonds Class I VRDN RB 2021 Refunding Series C-2 (GNMA Collat., FHLB, SPA)
3,000,000	0.850		06/07/22	3,000,000
Colorado Housing and Finance Authority Single Family Mortgage Bonds Class I VRDN RB 2021 Series G-2 (GNMA Collat., Barclays Bank PLC, SPA)
7,005,000	0.850		06/07/22	7,005,000
Colorado Housing and Finance Authority Single Family Mortgage Bonds Class I VRDN RB 2021 Series M-2 (GNMA Collat., Barclays Bank PLC, SPA)
13,000,000	0.850		06/07/22	13,000,000
Colorado Housing and Finance Authority Single Family Mortgage Bonds Class II VRDN RB 2022 Refunding Series C-2 (GNMA Collat., FHLB, SPA)
2,000,000	0.850		06/07/22	2,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A
334,000	0.490		06/01/22	333,993
Maricopa County Industrial Development Authority VRDN RB for Banner Health Series 202
23,210,000	0.950		06/07/22	23,210,000
Metropolitan Water District of Southern California VRDN Subordinate Water Revenue Refunding Series 2021 A (Bank of America N.A., SPA)
14,500,000	0.870		06/07/22	14,500,000
Michigan Finance Authority VRDN RB Refunding for School Loan Revolving Fund Series 2019 C (Bank of America N.A., LOC)
15,100,000	0.870		06/07/22	15,100,000
State of Texas GO VRDN Veterans Bonds Series 2018 (FHLB, LIQ)
545,000	0.720		06/07/22	545,000
State of Texas GO VRDN Veterans Bonds Series 2019 (JPMorgan Chase Bank N.A., SPA)
3,280,000	0.750		06/07/22	3,280,000
State of Texas Veterans Housing Assistance Program Fund II Series 2003 A
1,000,000	0.930		06/07/22	1,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$135,108,993

Variable Rate Obligations(c) – 14.6%
Australia and New Zealand Banking Group Ltd. (SOFR + 0.40%)
$9,242,000	1.180	%(a)	11/21/22	$9,242,000
Bank of Montreal
5,777,000	2.100	(a)	06/15/22	5,779,306
15,000,000	1.180		11/03/22	15,000,000
Bank of Nova Scotia (The)
3,000,000	0.920		06/24/22	3,000,000
Bank of Nova Scotia (The) (FEDL01 + 0.38%)
8,742,000	1.210		12/20/22	8,742,000
BNP Paribas
15,000,000	1.160		11/02/22	15,000,000
Chariot Funding LLC
20,000,000	1.050		07/26/22	20,000,000

8	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations(c) – (continued)
Collateralized Commercial Paper V Co., LLC
$15,101,000	1.170%		10/12/22	$15,101,000
Commonwealth Bank of Australia
20,600,000	1.110		10/11/22	20,600,000
Commonwealth Bank of Australia (SOFR + 0.20%)
4,479,000	0.980	(a)	08/24/22	4,478,482
Credit Agricole Corporate and Investment Bank
15,250,000	1.130		10/11/22	15,250,000
Credit Industriel et Commercial
7,500,000	1.180		11/28/22	7,500,000
Federation des Caisses Desjardins Du Quebec
12,928,000	1.130		10/27/22	12,925,888
Macquarie Bank Ltd.
6,200,000	1.080		08/26/22	6,200,000
Manhattan Asset Funding Co. LLC (SOFR + 0.32%)
25,500,000	1.100	(a)	10/03/22	25,500,000
Matchpoint Finance Public Ltd. Co.
7,000,000	1.110		08/26/22	7,000,000
10,148,000	1.190		10/17/22	10,148,000
Matchpoint Finance Public Ltd. Co. (SOFR + 0.32%)
2,663,000	1.100	(a)	08/30/22	2,663,000
Mitsubishi UFJ Trust and Banking Corp.
10,000,000	1.110		09/06/22	10,000,000
MUFG Bank, Ltd.-New York Branch (SOFR + 0.32%)
10,000,000	1.100		09/02/22	10,000,000
National Bank of Canada
15,000,000	1.120		10/07/22	15,000,000
5,000,000	1.120		10/12/22	5,000,000
National Bank of Canada (SOFR + 0.40%)
6,984,000	1.180	(a)	11/10/22	6,984,000
Nordea Bank ABP-New York Branch (SOFR + 0.42%)
20,000,000	1.200		11/30/22	20,000,000
Old Line Funding, LLC (FEDL01 + 0.27%)
14,000,000	1.100	(a)	10/03/22	14,000,000
Sheffield Receivables Company LLC
15,000,000	1.090		07/14/22	15,000,000
Svenska Handelsbanken AB-New York Branch
10,000,000	1.170		11/04/22	10,000,000
Svenska Handelsbanken AB-New York Branch (SOFR + 0.12%)
11,267,000	0.900		07/11/22	11,266,441
Thunder Bay Funding, LLC (FEDL01 + 0.27%)
27,000,000	1.100	(a)	10/03/22	27,000,000
Toronto-Dominion Bank (The)
8,000,000	1.120		10/11/22	8,000,000
UBS AG-London Branch
13,192,000	1.056		10/14/22	13,192,000
Westpac Banking Corp.
12,929,000	1.140		11/14/22	12,926,539

TOTAL VARIABLE RATE OBLIGATIONS				$382,498,656

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$2,414,709,767

Repurchase Agreements(e) – 7.7%
BNP Paribas
$9,000,000	0.900%		06/01/22	$9,000,000
Maturity Value: $9,000,225

Collateralized by mortgage-backed obligations, 1.239% to
10.084%, due 02/25/40 to 10/25/51, various asset-backed
obligations, 3.894% to 4.886%, due 07/22/28 to 11/15/48 and
various corporate security issuers, 2.350% to 5.700%, due
10/15/26 to 04/22/52. The aggregate market value of the
collateral, including accrued interest, was $9,889,775.

Joint Account III
71,200,000	0.801		06/01/22	71,200,000
Maturity Value: $71,201,584

Mizuho Securities USA LLC
35,000,000	0.920		06/01/22	35,000,000
Maturity Value: $35,000,894
Collateralized by various corporate security issuers, 1.032% to 7.375%, due 07/25/22 to 08/11/61. The aggregate market value of the collateral, including accrued interest, was $36,750,119.

RBC Capital Markets, LLC
35,000,000	0.920		06/01/22	35,000,000
Maturity Value: $35,000,894
Collateralized by various corporate security issuers, 0.000% to 8.750%, due 07/25/22 to 03/15/52. The aggregate market value of the collateral, including accrued interest, was $36,749,999.

Scotia Capital (USA), Inc.
50,000,000	1.070		06/01/22	50,000,000
Maturity Value: $50,001,486
Collateralized by various corporate security issuers, 0.300% to 11.000%, due 06/15/22 to 10/24/31. The aggregate market value of the collateral, including accrued interest, was $53,164,266.

TOTAL REPURCHASE AGREEMENTS				$200,200,000

TOTAL INVESTMENTS – 100.0%				$2,614,909,767

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%				(331,705)

NET ASSETS – 100.0%				$2,614,578,062

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion represents a forward commitment.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2022.

(d)	Rate shown is that which is in effect on May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2022. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

The accompanying notes are an integral part of these financial statements.	9

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
FHLB	—Insured by Federal Home Loan Bank
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
IDB	—Industrial Development Board
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMY	—Money Market Yield
RB	—Revenue Bond
RMKT	—Remarketed
SOFR	—Secured Overnight Financing Rate
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
USD	—United States Dollar
VRDN	—Variable Rate Demand Notes

10	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 99.8%
Alabama – 0.6%
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2008 C RMKT(a)
$11,500,000	0.800%	06/07/22	$11,500,000

Alaska – 2.1%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2007 D RMKT (State Street Bank & Trust Co., SPA)
20,000,000	0.650	06/07/22	20,000,000
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 A RMKT (Wells Fargo Bank N.A., SPA)(a)
15,200,000	0.650	06/07/22	15,200,000
Alaska Housing Finance Corp. VRDN RB Governmental Purpose Series 2009 B RMKT (FHLB, SPA)(a)
8,900,000	0.650	06/07/22	8,900,000

			44,100,000

Arizona – 0.5%
Arizona IDA Hospital VRDN RB Refunding for Phoenix Children’s Hospital Series 2019 A (JPMorgan Chase Bank N.A., LOC)
9,900,000	0.420	06/01/22	9,900,000

California – 10.5%
California Health Facilities Financing Authority CP Series E
12,205,000	0.170	06/02/22	12,205,000
California Municipal Finance Authority VRDN Recovery Zone Bond, Chevron USA, Inc. Project Series 2010 A (Chevron Corp., GTY AGMT)
5,000,000	0.400	06/01/22	5,000,000
California State Department of Water Resources CP Series 1
12,000,000	1.050	07/01/22	12,000,000
California State Department of Water Resources CP Series 4
17,126,000	1.050	07/01/22	17,126,000
10,422,000	1.050	07/07/22	10,422,000
California Statewide Communities Development Authority
6,750,000	0.210	07/13/22	6,750,000
California Statewide Communities Development Authority Revenue VRDN CP Series 2004 E
10,405,000	0.170	06/07/22	10,405,000
6,700,000	0.550	07/06/22	6,700,000
City of Los Angeles TRANS 2021
19,700,000	4.000	06/23/22	19,738,964
City of Riverside Electric VRDN RB Refunding Series 2008 C (Barclays Bank PLC, LOC)
6,620,000	0.630	06/07/22	6,620,000
County of Los Angeles Metropolitan Transportation Authority TRANS Series A-2
14,575,000	4.000	06/30/22	14,613,817
East Bay Municipal Utility District CP Series A-2
15,800,000	0.980	07/07/22	15,800,000
Los Angeles Department of Water & Power VRDN RB Power System Refunding Series 2001 Subseries B-3 RMKT (Barclays Bank PLC, SPA)
7,000,000	0.450	06/01/22	7,000,000
Los Angeles Department of Water & Power VRDN RB Power System Revenue Refunding Series 2002 Subseries A-7 RMKT (Bank of America N.A., SPA)(a)
2,750,000	0.420	06/01/22	2,750,000

Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Water & Power VRDN RB Power System Series 2021 Subseries A-1 (Royal Bank of Canada, SPA)
8,900,000	0.450	06/01/22	8,900,000
Los Angeles Department of Water & Power VRDN RB Refunding Water System Series A Subseries A-1 RMKT (Barclays Bank PLC, SPA)
22,200,000	0.420	06/01/22	22,200,000
Regents of The University of California Medical Center Pooled VRDN RB Refunding Series 0-1
20,630,000	0.420	06/01/22	20,630,000
The Regents of the University of California VRDN RB Refunding Series C
18,000,000	0.400	06/01/22	18,000,000

			216,860,781

Colorado – 4.6%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2006 B RMKT (Barclays Bank PLC, SPA)(a)
19,175,000	0.730	06/07/22	19,175,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C RMKT (Barclays Bank PLC, SPA)(a)
7,150,000	0.680	06/07/22	7,150,000
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)(a)
13,280,000	0.680	06/07/22	13,280,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 B(a)
20,500,000	0.650	06/07/22	20,500,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 D(a)
13,700,000	0.660	06/07/22	13,700,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Royal Bank of Canada, LOC)(a)
11,020,000	0.700	06/07/22	11,020,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-1(a)
4,045,000	0.670	06/07/22	4,045,000
University of Colorado Hospital Authority VRDN RB Series 2019 A(a)
4,850,000	0.670	06/07/22	4,850,000

			93,720,000

Connecticut – 3.8%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2012 Subseries B-3 (Royal Bank of Canada, SPA)(a)
17,130,000	0.680	06/07/22	17,130,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 RMKT (Sumitomo Mitsui Banking Corp., SPA)(a)
4,400,000	0.710	06/07/22	4,400,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2019 Subseries D-3 (State Street Bank & Trust Co., SPA)
30,000,000	0.680	06/07/22	30,000,000

The accompanying notes are an integral part of these financial statements.	11

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Connecticut – (continued)
State of Connecticut GO Refunding Series 2022 D(b)
$2,678,000	4.000%	09/15/22	$2,691,095
State of Connecticut VRDN GO Series 2016 C
23,800,000	0.690	06/07/22	23,800,000

			78,021,095

Delaware – 2.1%
University of Delaware VRDN RB Refunding Series 2005 (TD Bank N.A., SPA)(a)
7,030,000	0.460	06/01/22	7,030,000
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)(a)
11,740,000	0.460	06/01/22	11,740,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)(a)
24,035,000	0.460	06/01/22	24,035,000

			42,805,000

District of Columbia – 1.8%
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
17,150,000	0.690	06/07/22	17,150,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (TD Bank N.A., LOC)(a)
20,000,000	0.650	06/07/22	20,000,000

			37,150,000

Florida – 4.7%
City of Jacksonville CP Series 2004 A
14,900,000	1.050	06/06/22	14,900,000
City of Jacksonville VRDN RB Refunding Baptist Medical Centers Series 2019 D
4,445,000	0.680	06/07/22	4,445,000
Highlands County Health Facilities Authority VRDN RB Adventist Health System Series 2007 A-2
10,275,000	0.680	06/07/22	10,275,000
Highlands County Health Facilities Authority VRDN RB Refunding Advent Health Obligated Group Series 2021 D-2
4,800,000	0.650	06/07/22	4,800,000
Jackson County VRDN PCRB Refunding Florida Power & Light Co. Series 1997
2,500,000	0.600	06/01/22	2,500,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 A-2 (Sumitomo Mitsui Banking Corp. LOC)
13,000,000	0.700	06/07/22	13,000,000
Martin County VRDN PCRB Refunding Florida Power & Light Co. Series 2000
4,000,000	0.560	06/01/22	4,000,000
Miami-Dade County IDA VRDN RB Florida Power & Light Co. Refunding Series 2021
13,885,000	0.600	06/01/22	13,885,000
Orlando Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)(a)
23,330,000	0.720	06/07/22	23,330,000
Putnam County Development Authority VRDN PCRB Refunding Florida Power & Light Co. Series 1994
2,700,000	0.520	06/01/22	2,700,000

Municipal Debt Obligations – (continued)
Florida – (continued)
St. Lucie County VRDN PCRB Refunding Florida Power & Light Co. Series 2000
3,000,000	0.570	06/01/22	3,000,000

			96,835,000

Illinois – 6.2%
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B(a)
7,589,000	0.650	06/07/22	7,589,000
Illinois Finance Authority VRDN RB for Northshore-Edward- Elmhurst Health Credit Group Series 2022 C (JPMorgan Chase Bank N.A., SPA)
22,730,000	0.450	06/01/22	22,730,000
Illinois Finance Authority VRDN RB for Northshore-Edward- Elmhurst Health Credit Group Series 2022 E (JPMorgan Chase Bank N.A., SPA)
26,560,000	0.450	06/01/22	26,560,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 Subseries C(a)
15,195,000	0.680	06/07/22	15,195,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B(a)
26,560,000	0.700	06/07/22	26,560,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries D(a)
5,300,000	0.650	06/07/22	5,300,000
Illinois Finance Authority VRDN RB Refunding for Advocate Health Care Network Series 2008 Subseries C-2B (JPMorgan Chase Bank N.A., SPA)(a)
3,000,000	0.700	06/07/22	3,000,000
Illinois Finance Authority VRDN RB Refunding University of Chicago Series 2008
2,000,000	0.660	06/07/22	2,000,000
Joliet Regional Port District VRDN Marine Terminal RB Refunding for Exxon Project Series 1989(a)
18,000,000	0.490	06/01/22	18,000,000

			126,934,000

Indiana – 1.0%
Indiana Finance Authority VRDN Health System RB Franciscan Alliance, Inc. Series 2008 F (Barclays Bank PLC, LOC)
5,000,000	0.700	06/07/22	5,000,000
Indiana Finance Authority VRDN Health System RB Parkview Health Systems Series 2009 B RMKT (Wells Fargo Bank N.A, LOC)
2,150,000	0.500	06/07/22	2,150,000
Indiana Finance Authority VRDN Health System RB Refunding Franciscan Alliance, Inc. Series 2008 J (Barclays Bank PLC, LOC)
3,620,000	0.520	06/07/22	3,620,000
Purdue University VRDN RB for Student Facilities System Series 2004 A(a)
10,450,000	0.660	06/07/22	10,450,000

			21,220,000

12	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Iowa – 0.2%
Iowa Finance Authority VRDN RB for Archer-Daniels-Midland Co. Project Series 2012 1-A
$4,260,000	0.730%	06/07/22	$4,260,000

Louisiana – 1.8%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A(a)
11,700,000	0.490	06/01/22	11,700,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 B(a)
26,000,000	0.490	06/01/22	26,000,000

			37,700,000

Maryland – 3.2%
Montgomery County BANS CP Series 2009 A
8,000,000	1.100	07/11/22	8,000,000
Montgomery County BANS CP Series 2009 B
20,000,000	1.110	07/06/22	20,000,000
Montgomery County BANS CP Series 2010 A
20,000,000	1.100	07/11/22	20,000,000
Washington Suburban Sanitary District GO VRDN BANS Series A-3 (County Guarantee)(TD Bank N.A., SPA)
6,400,000	0.680	06/07/22	6,400,000
Washington Suburban Sanitary District GO VRDN BANS Series B-3 (County Guarantee)(State Street Bank & Trust Co., SPA)
2,800,000	0.710	06/07/22	2,800,000
Washington Suburban Sanitary District GO VRDN BANS Series B-4 (County Guarantee)(State Street Bank & Trust Co., SPA)
7,400,000	0.710	06/07/22	7,400,000

			64,600,000

Massachusetts – 3.7%
Massachusetts Bay Transportation Authority Sales Tax BANS CP Series B
20,000,000	1.400	08/11/22	20,000,000
Massachusetts Bay Transportation Authority VRDN RB Refunding for General Transportation System Series 2000 A-1 (Barclays Bank PLC, SPA)(a)
16,500,000	0.700	06/07/22	16,500,000
Massachusetts Health & Educational Facilities Authority CP for Mass. General Brigham, Inc. Series H-1
17,090,000	1.000	07/05/22	17,090,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-2
10,655,000	0.620	06/07/22	10,655,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Bank of America N.A., SPA)(a)
1,795,000	0.470	06/01/22	1,795,000
Massachusetts Housing Finance Agency VRDN RB Single Family Housing Refunding Series 200 RMKT (UBS AG, SPA)
6,000,000	0.700	06/07/22	6,000,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 A-3 RMKT (Wells Fargo Bank N.A. SPA)(a)
3,600,000	0.680	06/07/22	3,600,000

			75,640,000

Municipal Debt Obligations – (continued)
Michigan – 1.4%
Michigan State University VRDN RB General Series 2000 A (Northern Trust Co., SPA)(a)
215,000	0.750	06/07/22	215,000
University of Michigan CP Series L-1
6,945,000	1.000	07/01/22	6,945,000
5,785,000	0.950	08/01/22	5,785,000
University of Michigan General Revenue CP Series B
15,000,000	0.700	06/06/22	15,000,000

			27,945,000

Minnesota – 4.3%
County of Hennepin GO VRDN Refunding Series 2018 B (TD Bank N.A., SPA)
2,100,000	0.670	06/07/22	2,100,000
County of Hennepin GO VRDN Series 2017 B (U.S. Bank N.A., SPA)(a)
28,375,000	0.680	06/07/22	28,375,000
Minnesota Housing Finance Agency VRDN Residential Housing Finance RB Refunding Series 2019 D (GNMA/FNMA/ FHLMC) (Royal Bank of Canada, SPA)(a)
8,350,000	0.680	06/07/22	8,350,000
Regents of The University of Minnesota CP Series H
24,000,000	1.100	07/07/22	24,000,000
Rochester Health Care Facilities CP Series A-2
25,000,000	0.850	06/22/22	25,000,000

			87,825,000

Mississippi – 3.4%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B (Chevron Corp., GTY AGMT))(a)
1,400,000	0.500	06/01/22	1,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 C (Chevron Corp., GTY AGMT)(a)
2,150,000	0.500	06/01/22	2,150,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 E (Chevron Corp., GTY AGMT)
3,155,000	0.500	06/01/22	3,155,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 F (Chevron Corp., GTY AGMT)(a)
6,000,000	0.670	06/07/22	6,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 G (Chevron Corp., GTY AGMT)(a)
8,695,000	0.500	06/01/22	8,695,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 L (Chevron Corp., GTY AGMT)(a)
1,250,000	0.500	06/01/22	1,250,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (Chevron Corp., GTY AGMT)(a)
43,550,000	0.490	06/01/22	43,550,000

The accompanying notes are an integral part of these financial statements.	13

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Mississippi – (continued)
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 A (Chevron Corp., GTY AGMT)(a)
$3,000,000	0.670%	06/07/22	$3,000,000

			69,200,000

Missouri – 2.2%
Curators of The University of Missouri Systems Facilities VRDN RB Refunding Series 2007 B(a)
33,755,000	0.650	06/07/22	33,755,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Healthcare Series 2008 D(a)
12,130,000	0.700	06/07/22	12,130,000

			45,885,000

Multi-State – 0.6%
Federal Home Loan Mortgage Corporation Variable Rate Demand Certificates for Multi-Family Housing Series 2014- M031 Class A (FHLMC, LIQ)(a)(c)
11,275,000	0.710	06/07/22	11,275,000

Nebraska – 0.2%
Nebraska Investment Finance Authority VRDN RB for Single Family Housing Series 2019 C (FHLB, SPA)(a)
3,675,000	0.700	06/07/22	3,675,000

New York – 6.4%
Dormitory Authority of the State of New York VRDN CP Series 2002 C
4,000,000	0.130	06/02/22	3,999,976
14,300,000	1.150	08/03/22	14,300,000
New York City GO VRDN Series 2006 I Subseries I-4 (TD Bank N.A., LOC)
8,000,000	0.450	06/01/22	8,000,000
New York City GO VRDN Series 2006 I Subseries I-8 (State Street Bank & Trust Co., SPA)(a)
200,000	0.470	06/01/22	200,000
New York City GO VRDN Series 2012 G Subseries G-6 (Mizuho Bank, Ltd., LOC)
1,850,000	0.450	06/01/22	1,850,000
New York City GO VRDN Series 2017 A Subseries A-6 (JPMorgan Chase Bank N.A., SPA)
2,520,000	0.490	06/01/22	2,520,000
New York City Housing Development Corp. Multi-Family Housing VRDN RB for 90 Washington Street Series 2005 A (FNMA, LOC)(a)
2,650,000	0.670	06/07/22	2,650,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Second General Resolution RB Series 2011 DD-1 (TD Bank N.A., SPA)
4,195,000	0.450	06/01/22	4,195,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Second General Resolution RB Series 2013 Subseries AA-5 (Mizuho Bank, Ltd., SPA)
2,170,000	0.450	06/01/22	2,170,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Second General Resolution Refunding RB Series 2014 Subseries AA-6 (Mizuho Bank, Ltd., SPA)(a)
6,605,000	0.450	06/01/22	6,605,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN Second General Resolution Refunding RB Series 2014 Subseries BB-2 (Mizuho Bank, Ltd., SPA)
4,000,000	0.480	06/01/22	4,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Second General Resolution Refunding RB Series 2015 Subseries BB-4 (Barclays Bank PLC, SPA)(a)
4,800,000	0.520	06/01/22	4,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Subordinate Bonds Series 2013 C-4 (JPMorgan Chase bank N.A., SPA)
4,200,000	0.450	06/01/22	4,200,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Tax Exempt Subordinate Bonds Series 2019 C-4 (Barclays Bank PLC, SPA)
2,350,000	0.520	06/01/22	2,350,000
New York City Transitional Finance Authority VRDN RB Refunding for Future Tax Secured Revenue Bonds Series 2003 A-4 (TD Bank N.A. SPA)
3,000,000	0.450	06/01/22	3,000,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT(a)
3,400,000	0.630	06/07/22	3,400,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT(a)
27,330,000	0.630	06/07/22	27,330,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
11,775,000	0.640	06/07/22	11,775,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ)(FNMA, LOC)(a)
9,000,000	0.700	06/07/22	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)(FNMA, LOC)(a)
4,400,000	0.680	06/07/22	4,400,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (State Street Bank & Trust Co., LOC)(a)
6,320,000	0.500	06/01/22	6,320,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2003 Subseries B-1 RMKT (U.S. Bank N.A., LOC)
4,335,000	0.510	06/01/22	4,335,000

			131,399,976

North Carolina – 5.4%
Charlotte-Mecklenburg Hospital Authority (The) VRDN RB for Atrium Health Series 2018 G RMKT (JPMorgan Chase Bank N.A., SPA)(a)
3,500,000	0.420	06/01/22	3,500,000
Charlotte-Mecklenburg Hospital Authority (The) VRDN RB for Atrium Health Series 2018 H RMKT (JPMorgan Chase Bank N.A., SPA)
14,805,000	0.420	06/01/22	14,805,000

14	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
North Carolina – (continued)
Charlotte-Mecklenburg Hospital Authority (The) VRDN RB Health Care Refunding Series 2007B RMKT (JPMorgan Chase Bank N.A., SPA)
$3,460,000	0.450%	06/01/22	$3,460,000
City of Charlotte VRDN Refunding COP 2003 Governmental Facilities Projects Series 2013 G (Wells Fargo Bank N.A., LIQ)
19,735,000	0.650	06/07/22	19,735,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 B RMKT (Bank of America N.A., SPA)(a)
5,365,000	0.700	06/07/22	5,365,000
City of Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Wells Fargo Bank N.A. SPA)
35,000,000	0.700	06/07/22	35,000,000
City of Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (PNC Bank N.A., SPA)(a)
3,800,000	0.750	06/07/22	3,800,000
North Carolina Medical Care Commission VRDN Health Care Facilities RB Novant Health Group Series 2004 A (JPMorgan Chase Bank N.A., SPA)
14,655,000	0.700	06/07/22	14,655,000
University of North Carolina Hospital at Chapel Hill VRDN RB Series 2001 A RMKT (TD Bank N.A., SPA)(a)
10,020,000	0.460	06/01/22	10,020,000

			110,340,000

Ohio – 6.8%
City of Columbus Sewerage System VRDN RB Refunding Series 2008 B(a)
15,000,000	0.630	06/07/22	15,000,000
Franklin County Hospital VRDN RB Refunding Ohio HealthCorp Series 2009 A RMKT (Barclays Bank PLC, SPA)
15,545,000	0.800	06/07/22	15,545,000
Franklin County Hospital VRDN RB Refunding Ohio HealthCorp Series 2011 D
3,200,000	0.660	06/07/22	3,200,000
Hamilton County Hospital VRDN RB Refunding Cincinnati Children’s Hospital Medical Center Series 2018 AA(a)
11,585,000	0.660	06/07/22	11,585,000
Ohio Higher Educational Facility Commission VRDN RB Refunding for Cleveland Clinic Health System Series 2008 B-4 RMKT (Barclays Bank PLC, SPA)
11,500,000	0.500	06/01/22	11,500,000
Ohio State University (The) General Receipts VRDN RB Series 2010 E(a)
35,000,000	0.660	06/07/22	35,000,000
Ohio State University (The) General Receipts VRDN RB Series 2014 B-1(a)
13,700,000	0.650	06/07/22	13,700,000
State of Ohio Capital Facilities Lease Appropriation VRDN for Adult Correctional Building Series 2021 B
10,000,000	0.760	06/07/22	10,000,000
State of Ohio GO VRDN for Common Schools Series 2006 C(a)
6,670,000	0.680	06/07/22	6,670,000
State of Ohio VRDN Hospital Facilities RB Cleveland Clinic Health System Series 2019 F (U.S. Bank N.A., SPA)
16,700,000	0.510	06/01/22	16,700,000

			138,900,000

Municipal Debt Obligations – (continued)
Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B (Northern Trust Co., SPA)(a)
3,585,000	0.700	06/07/22	3,585,000

South Carolina – 0.4%
City of Columbia Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
7,600,000	0.680	06/07/22	7,600,000

Texas – 12.5%
City of Austin, Texas Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 B (Sumitomo Mitsui Banking Corp., LOC)(a)
18,990,000	0.690	06/07/22	18,990,000
City of El Paso Texas Water & Sewer System CP Series A
30,000,000	0.830	06/08/22	30,000,000
City of Houston Combined Utility System VRDN First Lien Refunding RB Series 2004 B-6
2,600,000	0.690	06/07/22	2,600,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Memorial Hermann Health System Series 2019 F
5,845,000	0.690	06/07/22	5,845,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2020 B
24,465,000	0.450	06/01/22	24,465,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-1(a)
9,680,000	0.450	06/01/22	9,680,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-2(a)
12,825,000	0.450	06/01/22	12,825,000
Houston Texas (Combined Utilities System)
1,900,000	0.690	06/07/22	1,900,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2012 (GTY AGMT—Exxon Mobil Corp.)
13,065,000	0.470	06/01/22	13,065,000
Port of Port Arthur Navigation District VRDN RB Refunding for Texaco, Inc. Project Series 1994(a)
10,000,000	0.490	06/01/22	10,000,000
San Antonio Electric & Gas Revenue CP Series A
15,000,000	1.050	06/22/22	15,000,000
San Antonio Water Systems JPMorgan CP Subseries A-1
20,000,000	1.050	07/07/22	20,000,000
State of Texas Veterans VRDN GO Bonds, Series 2012 B RMKT (State Street Bank & Trust Co., SPA)
12,235,000	0.710	06/07/22	12,235,000
Texas A&M University CP Series B
18,415,000	1.200	08/03/22	18,415,000
Texas Transportation Commission State Highway Fund VRDN RB Series 2014 B (Sumitomo Mitsui Banking Corp., LIQ)
35,000,000	0.690	06/07/22	35,000,000
University of North Texas Revenue Financing System CP Series A
1,397,000	0.800	06/02/22	1,397,000
University of Texas Permanent University Fund CP Series A
25,000,000	0.680	06/09/22	25,000,000

			256,417,000

The accompanying notes are an integral part of these financial statements.	15

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Utah – 3.3%
Murray City, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2005 A (JPMorgan Chase Bank N.A., SPA)
$11,500,000	0.450%	06/01/22	$11,500,000
Murray City, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2005 C (Barclays Bank PLC, SPA)
2,800,000	0.450	06/01/22	2,800,000
Utah County, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2018 C (TD Bank N.A., SPA)
16,860,000	0.420	06/01/22	16,860,000
Utah Water Finance Agency VRDN Program RB Series B-2 RMKT (JPMorgan Chase Bank N.A., SPA)
34,400,000	0.700	06/07/22	34,400,000
Utah Water Finance Agency VRDN Tender Option RB Series B-1 (JPMorgan Chase Bank N.A., SPA)
1,900,000	0.700	06/07/22	1,900,000

			67,460,000

Virginia – 2.0%
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 F(a)
5,185,000	0.660	06/07/22	5,185,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2013 A
2,700,000	0.690	06/07/22	2,700,000
Virginia College Building Authority Educational Facilities VRDN RB University of Richmond Project Series 2004 RMKT (U.S. Bank N.A., SPA)(a)
27,320,000	0.660	06/07/22	27,320,000
Virginia Commonwealth University General Revenue CP Series A
6,000,000	0.130	06/01/22	6,000,000
365,000	0.350	06/01/22	365,000

			41,570,000

Washington – 2.5%
King County GO VRDN RB Refunding Series 2019 A (TD Bank N.A., SPA)(a)
19,000,000	0.470	06/01/22	19,000,000
King County GO VRDN RB Refunding Series 2019 B (TD Bank N.A., SPA)
16,225,000	0.720	06/07/22	16,225,000
King County Washington Sewer System CP Series A
7,000,000	0.850	06/07/22	7,000,000
Port of Tacoma VRDN Subordinate Lien RB Series 2008 B RMKT (Bank of America N.A., LOC)(a)
10,000,000	0.690	06/07/22	10,000,000

			52,225,000

West Virginia – 0.7%
King County Washington CP Series A
14,800,000	0.930	06/23/22	14,800,000

Wisconsin – 0.6%
Wisconsin Health & Educational Facilities Authority VRDN RB Refunding Froedtert Health, Inc. Series 2021 B (U.S. Bank N.A., LIQ)
8,000,000	0.650	06/07/22	8,000,000

Municipal Debt Obligations – (continued)
Wisconsin – (continued)
Wisconsin Housing & Economic Development Authority VRDN Home Ownership RB Series 2019 B (FNMA)(FHLB, SPA)(a)
5,100,000	0.680	06/07/22	5,100,000

			13,100,000

TOTAL INVESTMENTS – 99.8%			$2,044,447,852

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			4,538,972

NET ASSETS – 100.0%			$2,048,986,824

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Rate shown is that which is in effect on May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	All or a portion represents a forward commitment.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
BANS	—Bond Anticipation Notes
COPS	—Certificates of Participation
CP	—Commercial Paper
FHLB	—Insured by Federal Home Loan Bank
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
IHC	—Intermountain Health Care
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2022, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of June 1, 2022, as follows:

Principal Amount	Maturity Value	Collateral Value
$71,200,000	$71,201,584	$73,317,731

REPURCHASE AGREEMENTS — At May 31, 2022, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.800%	$22,484,211
Bank of America, N.A.	0.800	18,736,842
BofA Securities, Inc.	0.800	18,736,842
Credit Agricole Corporate and Investment Bank	0.800	3,747,368
Wells Fargo Securities, LLC	0.810	7,494,737

TOTAL		$71,200,000

At May 31, 2022, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 4.000%	12/01/41 to 04/01/52
Federal National Mortgage Association	2.000 to 5.500	03/01/27 to 06/01/52
Government National Mortgage Association	2.500 to 3.000	09/20/46 to 09/20/51
U.S. Treasury Bonds	3.000 to 6.625	02/15/27 to 02/15/48
U.S. Treasury Note	1.500	02/15/30

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Assets and Liabilities

May 31, 2022 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Assets:
Investments , at value (cost $2,414,709,767 and $2,044,447,852)	$2,414,709,767	$2,044,447,852
Repurchase agreements , at value (cost $200,200,000 and $0)	200,200,000	—
Cash	15,898	316,771
Receivables:
Fund shares sold	10,282,000	4,554,213
Investments sold	4,489,106	2,000,000
Interest	994,129	2,549,118
Reimbursement from investment advisor	30,347	59,242
Other assets	110,676	88,806
Total assets	2,630,831,923	2,054,016,002

Liabilities:
Payables:
Fund shares redeemed	9,130,238	579,175
Investments purchased	6,000,000	2,691,095
Management fees	323,567	274,107
Dividend distribution	236,285	789,993
Distribution and Service fees and Transfer Agency fees	139,264	31,456
Accrued expenses	424,507	663,352
Total liabilities	16,253,861	5,029,178

Net Assets:
Paid-in capital	2,614,641,801	2,048,986,906
Total distributable earnings (loss)	(63,739)	(82)
NET ASSETS	$2,614,578,062	$2,048,986,824
Net asset value, offering and redemption price per share	$1.00	$1.00
Net Assets:
Class A Shares	$135,358,727	$13,108,983
Class C Shares	53,357	9,055
Class I Shares	2,349,331,985	2,013,414,413
Capital Shares	—	1,033
Service Shares	38,751,093	818,909
Preferred Shares	—	91,801
Select Shares	—	1,039
Administration Shares	62,985,127	21,538,538
Cash Management Shares	28,087,108	1,012
Premier Shares	—	1,026
Resource Shares	10,665	1,015
Total Net Assets	$2,614,578,062	$2,048,986,824
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	135,376,011	13,108,835
Class C Shares	53,364	9,055
Class I Shares	2,349,631,753	2,013,391,617
Capital Shares	—	1,032
Service Shares	38,756,041	818,900
Preferred Shares	—	91,801
Select Shares	—	1,039
Administration Shares	62,993,140	21,538,294
Cash Management Shares	28,090,695	1,012
Premier Shares	—	1,025
Resource Shares	10,667	1,015

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Operations

For the Six Months Ended May 31, 2022 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Investment Income:

Interest income	$4,343,188	$2,788,358

Expenses:
Fund-Level Expenses:

Management fees	1,511,439	1,482,161

Custody, accounting and administrative services	318,878	620,057

Registration fees	159,952	70,050

Transfer Agency fees	94,473	92,643

Professional fees	47,500	83,109

Printing and mailing fees	30,000	45,000

Trustee fees	15,290	15,108

Other	14,134	21,049

Subtotal	2,191,666	2,429,177
Class Specific Expenses:

Distribution and Service fees — Class A Shares	165,634	12,371

Cash Management Share fees	101,997	2

Service Share fees	95,126	2,041

Administration Share fees	63,015	16,212

Distribution fees — Cash Management Shares	61,198	2

Distribution fees — Class C Shares	224	46

Resource Share fees	27	2

Distribution fees — Resource Shares	7	—

Preferred Share fees	—	51

Premier Share fees	—	2

Total expenses	2,678,894	2,459,906

Less — expense reductions	(877,398)	(1,148,666)

Net expenses	1,801,496	1,311,240

NET INVESTMENT INCOME	$2,541,692	$1,477,118

Net realized loss from investment transactions	(79,815)	(43)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,461,877	$1,477,075

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund		Investor Tax-Exempt Money Market Fund
	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021
From operations:

Net investment income (loss)	$2,541,692	$(55,514)	$1,477,118	$89,776

Net realized gain (loss) from investment transactions	(79,815)	99,985	(43)	—

Net increase in net assets resulting from operations	2,461,877	44,471	1,477,075	89,776

Distributions to shareholders:

From distributable earnings:

Class A Shares	(84,282)	(54,685)	(3,117)	(1,262)

Class C Shares	(4)	(12)	(1)	(2)

Class I Shares	(2,387,978)	(508,171)	(1,468,733)	(167,474)

Capital Shares	—	—	(1)	—

Service Shares	(10,207)	(14,322)	(68)	(97)

Preferred Shares	—	—	(48)	(24)

Select Shares	—	—	(1)	—

Administration Shares	(37,559)	(11,184)	(5,146)	(36)

Cash Management Shares	(3,285)	(17,192)	(1)	—

Premier Shares	—	—	(1)	—

Resource Shares	(2)	(4)	(1)	(304)

Total distributions to shareholders	(2,523,317)	(605,570)	(1,477,118)	(169,199)

From share transactions

Proceeds from sales of shares	1,682,929,420	1,656,774,597	1,387,426,590	1,734,739,993

Proceeds received in connection with merger	256,992,995	—	368,765,885	—

Reinvestment of distributions	2,029,916	537,506	113,017	21,925

Cost of shares redeemed	(1,032,888,436)	(1,831,632,560)	(1,277,152,572)	(1,541,519,845)

Net increase (decrease) in net assets resulting from share transactions	909,063,895	(174,320,457)	479,152,920	193,242,073

NET INCREASE (DECREASE)	909,002,455	(174,881,556)	479,152,877	193,162,650

Net assets:

Beginning of period	1,705,575,607	1,880,457,163	1,569,833,947	1,376,671,297

End of period	$2,614,578,062	$1,705,575,607	$2,048,986,824	$1,569,833,947

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Class A Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.009	0.021	0.016	0.008

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	— (b)	(0.003)	(0.002)

Total from investment operations	0.001		—	(b)	—	(b)	0.010	0.021	0.013	0.006

Distributions to shareholders from net investment income	(0.001)		—		—	(b)	(0.010)	(0.021)	(0.013)	(0.006)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.006)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.06%		0.03%		—	%(e)	0.98%	2.14%	1.36%	0.62%

Net assets, end of period (in 000’s)	$135,359		$140,297		$221,008		$249,228	$169,451	$7,933	$563

Ratio of net expenses to average net assets	0.29	%(f)	0.12%		0.24	%(f)	0.42%	0.43%	0.43%	0.43%

Ratio of total expenses to average net assets	0.48	%(f)	0.45%		0.47	%(f)	0.46%	0.46%	0.54%	0.76%

Ratio of net investment income (loss) to average net assets	0.13	%(f)	(0.01)%		(0.08	)%(f)	0.88%	2.12%	1.59%	0.81%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Class C Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.003	0.014	0.004	— (b)

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.002	— (b)	0.002	0.001

Total from investment operations	—	(b)	—	(b)	—	(b)	0.005	0.014	0.006	0.001

Distributions to shareholders from net investment income	—	(b)	—		—	(b)	(0.005)	(0.014)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.005)	(0.014)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.03%		—	%(e)	0.46%	1.38%	0.60%	0.06%

Net assets, end of period (in 000’s)	$53		$39		$39		$53	$10	$10	$64

Ratio of net expenses to average net assets	0.44	%(f)	0.12%		0.24	%(f)	0.79%	1.18%	1.18%	1.02%

Ratio of total expenses to average net assets	1.23	%(f)	1.20%		1.22	%(f)	1.21%	1.21%	1.29%	1.51%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01)%		(0.08	)%(f)	0.24%	1.38%	0.40%	0.04%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Investor Money Market Fund — Class I Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.011	0.024	0.017	0.009

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	— (b)	(0.001)	— (b)

Total from investment operations	0.001		—	(b)	—	(b)	0.012	0.024	0.016	0.009

Distributions to shareholders from net investment income	(0.001)		—		—	(b)	(0.012)	(0.024)	(0.016)	(0.009)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.012)	(0.024)	(0.016)	(0.009)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.12%		0.04%		0.02%		1.22%	2.40%	1.61%	0.87%

Net assets, end of period (in 000’s)	$2,349,332		$1,400,101		$1,527,628		$2,025,657	$1,316,874	$504,770	$216,443

Ratio of net expenses to average net assets	0.17	%(e)	0.12%		0.18	%(e)	0.18%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets	0.23	%(e)	0.20%		0.22	%(e)	0.21%	0.21%	0.29%	0.51%

Ratio of net investment income (loss) to average net assets	0.30	%(e)	—	%(f)	(0.02	)%(e)	1.11%	2.37%	1.68%	0.90%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Service Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.006	0.018	0.009	0.004

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.002	0.001	0.002	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.008	0.019	0.011	0.004

Distributions to shareholders from net investment income	—	(b)	—		—	(b)	(0.008)	(0.019)	(0.011)	(0.004)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.03%		0.03%		—	%(e)	0.78%	1.89%	1.11%	0.39%

Net assets, end of period (in 000’s)	$38,751		$63,427		$50,167		$56,453	$30,615	$11	$50

Ratio of net expenses to average net assets	0.37	%(f)	0.12%		0.24	%(f)	0.62%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	0.73	%(f)	0.70%		0.72	%(f)	0.71%	0.71%	0.79%	1.01%

Ratio of net investment income (loss) to average net assets	0.05	%(f)	(0.01)%		(0.08	)%(f)	0.62%	1.75%	0.92%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Administration Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.009	0.021	0.014	0.007

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	— (b)	(0.001)	(0.001)

Total from investment operations	0.001		—	(b)	—	(b)	0.010	0.021	0.013	0.006

Distributions to shareholders from net investment income	(0.001)		—		—	(b)	(0.010)	(0.021)	(0.013)	(0.006)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.006)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.06%		0.03%		—	%(e)	0.98%	2.14%	1.36%	0.62%

Net assets, end of period (in 000’s)	$62,985		$40,662		$31,792		$33,860	$31,188	$132,200	$100,351

Ratio of net expenses to average net assets	0.31	%(f)	0.12%		0.24	%(f)	0.42%	0.43%	0.43%	0.43%

Ratio of total expenses to average net assets	0.48	%(f)	0.45%		0.47	%(f)	0.46%	0.46%	0.54%	0.76%

Ratio of net investment income (loss) to average net assets	0.15	%(f)	(0.01)%		(0.08	)%(f)	0.90%	2.12%	1.37%	0.72%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Cash Management Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.004	0.016	0.009	0.002

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.002	— (b)	(0.001)	(0.001)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.006	0.016	0.008	0.001

Distributions to shareholders from net investment income	—	(b)	—		—	(b)	(0.006)	(0.016)	(0.008)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.03%		—	%(e)	0.58%	1.58%	0.81%	0.15%

Net assets, end of period (in 000’s)	$28,087		$61,039		$49,812		$52,017	$21,414	$927	$91

Ratio of net expenses to average net assets	0.34	%(f)	0.12%		0.24	%(f)	0.76%	0.98%	0.98%	0.95%

Ratio of total expenses to average net assets	1.03	%(f)	1.00%		1.02	%(f)	1.01%	1.01%	1.09%	1.31%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	—	%(e)	(0.08	)%(f)	0.38%	1.60%	0.88%	0.18%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Money Market Fund — Resource Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.007	0.017	0.008	0.002

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	0.002	0.001

Total from investment operations	—	(b)	—	(b)	—	(b)	0.007	0.017	0.010	0.003

Distributions to shareholders from net investment income	—	(b)	—		—	(b)	(0.007)	(0.017)	(0.010)	(0.003)

Distributions to shareholders from net realized gains	—		—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.007)	(0.017)	(0.010)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		0.03%		—	%(e)	0.67%	1.74%	0.96%	0.26%

Net assets, end of period (in 000’s)	$11		$11		$11		$11	$11	$11	$50

Ratio of net expenses to average net assets	0.38	%(f)	0.12%		0.23	%(f)	0.73%	0.81%	0.83%	0.82%

Ratio of total expenses to average net assets	0.88	%(f)	0.85%		0.87	%(f)	0.86%	0.86%	0.94%	1.16%

Ratio of net investment income (loss) to average net assets	0.04	%(f)	—	%(e)	(0.07	)%(f)	0.66%	1.75%	0.77%	0.22%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Investor Tax-Exempt Money Market Fund — Class A Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.005	0.012	0.008	0.004

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	—	(b)	0.006	0.012	0.008	0.004

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)	(0.003)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)	(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		0.01%		—	%(e)	0.55%	1.16%	0.78%	0.38%

Net assets, end of period (in 000’s)	$13,109		$8,728		$10,756		$16,678	$14,846	$2,296	$643

Ratio of net expenses to average net assets	0.25	%(f)	0.04%		0.13	%(f)	0.36%	0.43%	0.43%	0.43%

Ratio of total expenses to average net assets	0.51	%(f)	0.45%		0.48	%(f)	0.45%	0.45%	0.47%	0.54%

Ratio of net investment income to average net assets	0.06	%(f)	0.01%		0.01	%(f)	0.42%	1.11%	0.82%	0.35%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Class C Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—		—		0.001	0.004	0.001	— (b)

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.001

Total from investment operations	—	(b)	—	(b)	—	(b)	0.001	0.004	0.001	0.001

Distributions to shareholders from net investment income	—	(b)	—		—	(b)	(0.001)	(0.004)	(0.001)	— (b)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.001)	(0.004)	(0.001)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.01%		—	%(e)	0.12%	0.41%	0.13%	0.07%

Net assets, end of period (in 000’s)	$9		$9		$29		$29	$9	$9	$9

Ratio of net expenses to average net assets	0.27	%(f)	0.04%		0.13	%(f)	0.55%	1.19%	1.06%	0.72%

Ratio of total expenses to average net assets	1.26	%(f)	1.20%		1.23	%(f)	1.20%	1.20%	1.22%	1.29%

Ratio of net investment income to average net assets	0.02	%(f)	—	%(e)	0.01	%(f)	0.14%	0.39%	0.15%	0.04%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Investor Tax-Exempt Money Market Fund — Class I Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.007	0.014	0.010	0.006

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.001

Total from investment operations	0.001		—	(b)	—	(b)	0.007	0.014	0.010	0.007

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.007)	(0.014)	(0.010)	(0.006)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.007)	(0.014)	(0.010)	(0.007)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.07%		0.01%		—	%(e)	0.75%	1.42%	1.03%	0.63%

Net assets, end of period (in 000’s)	$2,013,414		$1,559,836		$1,361,639		$1,511,106	$1,444,641	$1,052,229	$924,326

Ratio of net expenses to average net assets	0.14	%(f)	0.04%		0.13	%(f)	0.18%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets	0.26	%(f)	0.20%		0.23	%(f)	0.20%	0.20%	0.22%	0.29%

Ratio of net investment income to average net assets	0.16	%(f)	0.01%		0.01	%(f)	0.73%	1.40%	1.02%	0.57%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Investor Tax-Exempt Money Market Fund — Capital Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—		0.001		0.010	0.017	0.013	0.003

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.002

Total from investment operations	0.001		—	(b)	0.001		0.010	0.017	0.013	0.005

Distributions to shareholders from net investment income	(0.001)		—	(b)	(0.001)		(0.010)	(0.017)	(0.013)	(0.004)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	(0.001)		—	(b)	(0.001)		(0.010)	(0.017)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.04%		0.01%		—	%(e)	0.62%	1.27%	0.88%	0.48%

Net assets, end of period (in 000’s)	$1		$1		$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.14	%(f)	0.04%		0.13	%(f)	0.18%	0.18%	0.18%	0.33%

Ratio of total expenses to average net assets	0.26	%(f)	0.20%		0.38	%(f)	0.35%	0.35%	0.37%	0.44%

Ratio of net investment income to average net assets	0.27	%(f)	0.03%		0.35	%(f)	0.99%	1.69%	1.31%	0.30%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Service Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.005	0.009	0.005	— (b)

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	(0.001)	— (b)	— (b)	0.002

Total from investment operations	—	(b)	—	(b)	—	(b)	0.004	0.009	0.005	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.004)	(0.009)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.004)	(0.009)	(0.005)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.01%		—	%(e)	0.39%	0.91%	0.53%	0.15%

Net assets, end of period (in 000’s)	$819		$833		$820		$818	$2,102	$836	$841

Ratio of net expenses to average net assets	0.27	%(f)	0.04%		0.13	%(f)	0.56%	0.68%	0.68%	0.63%

Ratio of total expenses to average net assets	0.76	%(f)	0.70%		0.73	%(f)	0.70%	0.70%	0.72%	0.79%

Ratio of net investment income to average net assets	0.02	%(f)	0.01%		0.01	%(f)	0.45%	0.91%	0.52%	0.04%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Preferred Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.005	0.013	0.009	0.005

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.002	— (b)	— (b)	0.001

Total from investment operations	0.001		—	(b)	—	(b)	0.007	0.013	0.009	0.006

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.007)	(0.013)	(0.009)	(0.005)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.007)	(0.013)	(0.009)	(0.006)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.05%		0.01%		—	%(e)	0.66%	1.32%	0.93%	0.53%

Net assets, end of period (in 000’s)	$92		$109		$278		$91	$61	$68	$37

Ratio of net expenses to average net assets	0.18	%(f)	0.04%		0.13	%(f)	0.26%	0.28%	0.28%	0.28%

Ratio of total expenses to average net assets	0.36	%(f)	0.30%		0.33	%(f)	0.30%	0.30%	0.32%	0.39%

Ratio of net investment income to average net assets	0.09	%(f)	0.01%		0.01	%(f)	0.45%	1.31%	0.93%	0.48%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Select Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—		0.001		0.010	0.016	0.009	0.006

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	0.001	— (b)

Total from investment operations	0.001		—	(b)	0.001		0.010	0.016	0.010	0.006

Distributions to shareholders from net investment income	(0.001)		—	(b)	(0.001)		(0.010)	(0.016)	(0.010)	(0.005)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	(0.001)		—	(b)	(0.001)		(0.010)	(0.016)	(0.010)	(0.006)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.07%		0.01%		—	%(e)	0.72%	1.39%	1.00%	0.60%

Net assets, end of period (in 000’s)	$1		$1		$1		$1	$1	$3	$5,401

Ratio of net expenses to average net assets	0.14	%(f)	0.04%		0.13	%(f)	0.18%	0.18%	0.21%	0.21%

Ratio of total expenses to average net assets	0.26	%(f)	0.20%		0.26	%(f)	0.23%	0.23%	0.25%	0.32%

Ratio of net investment income to average net assets	0.27	%(f)	0.03%		0.35	%(f)	0.97%	1.50%	0.95%	0.62%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Investor Tax-Exempt Money Market Fund — Administration Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	—	(b)	0.006	0.012	0.008	0.003

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.001

Total from investment operations	—	(b)	—	(b)	—	(b)	0.006	0.012	0.008	0.004

Distributions to shareholders from net investment income	—	(b)	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)	(0.003)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	—	(b)	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)	(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		0.01%		—	%(e)	0.55%	1.16%	0.78%	0.38%

Net assets, end of period (in 000’s)	$21,539		$314		$305		$305	$298	$2	$3,575

Ratio of net expenses to average net assets	0.30	%(f)	0.04%		0.13	%(f)	0.37%	0.43%	0.43%	0.43%

Ratio of total expenses to average net assets	0.51	%(f)	0.45%		0.48	%(f)	0.45%	0.45%	0.47%	0.54%

Ratio of net investment income to average net assets	0.08	%(f)	0.01%		0.01	%(f)	0.55%	1.18%	0.75%	0.30%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Investor Tax-Exempt Money Market Fund — Cash Management Shares	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—		0.001		0.004	0.010	0.002	— (b)

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	— (b)	0.001	0.001

Total from investment operations	0.001		—	(b)	0.001		0.005	0.010	0.003	0.001

Distributions to shareholders from net investment income	(0.001)		—	(b)	(0.001)		(0.005)	(0.010)	(0.003)	— (b)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	(0.001)		—	(b)	(0.001)		(0.005)	(0.010)	(0.003)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.01%		—	%(e)	0.22%	0.61%	0.24%	0.09%

Net assets, end of period (in 000’s)	$1		$1		$1		$1	$1	$1	$54

Ratio of net expenses to average net assets	0.19	%(f)	0.04%		0.13	%(f)	0.66%	0.90%	0.96%	0.77%

Ratio of total expenses to average net assets	1.06	%(f)	0.92%		1.03	%(f)	1.00%	1.00%	1.02%	1.09%

Ratio of net investment income to average net assets	0.22	%(f)	0.03%		0.36	%(f)	0.54%	0.96%	0.24%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Premier Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—		0.001		0.007	0.013	0.010	0.004

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	0.001	— (b)	— (b)	(0.001)

Total from investment operations	0.001		—	(b)	0.001		0.008	0.013	0.010	0.003

Distributions to shareholders from net investment income	(0.001)		—	(b)	(0.001)		(0.008)	(0.013)	(0.010)	(0.002)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	(0.001)		—	(b)	(0.001)		(0.008)	(0.013)	(0.010)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		0.01%		—	%(e)	0.49%	1.06%	0.68%	0.29%

Net assets, end of period (in 000’s)	$1		$1		$1		$1	$1	$1	$1

Ratio of net expenses to average net assets	0.19	%(f)	0.04%		0.13	%(f)	0.43%	0.54%	0.54%	0.47%

Ratio of total expenses to average net assets	0.61	%(f)	0.56%		0.58	%(f)	0.55%	0.55%	0.57%	0.64%

Ratio of net investment income to average net assets	0.21	%(f)	0.03%		0.36	%(f)	0.75%	1.32%	0.95%	0.43%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Resource Shares							2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		—	(b)	—	(b)	0.003	0.008	0.004	— (b)

Net realized gain (loss)	—	(b)	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.001

Total from investment operations	0.001		—	(b)	—	(b)	0.003	0.008	0.004	0.001

Distributions to shareholders from net investment income	(0.001)		—	(b)	—	(b)	(0.003)	(0.008)	(0.004)	— (b)

Distributions to shareholders from net realized gains	—		—	(b)	—		—	— (b)	— (b)	(0.001)

Total distributions(c)	(0.001)		—	(b)	—	(b)	(0.003)	(0.008)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.01%		—	%(e)	0.30%	0.76%	0.37%	0.08%

Net assets, end of period (in 000’s)	$1		$1		$2,840		$3,101	$2,206	$2,412	$3,731

Ratio of net expenses to average net assets	0.19	%(f)	0.04%		0.13	%(f)	0.61%	0.83%	0.83%	0.73%

Ratio of total expenses to average net assets	0.91	%(f)	0.85%		0.88	%(f)	0.85%	0.85%	0.87%	0.94%

Ratio of net investment income to average net assets	0.22	%(f)	0.01%		0.01	%(f)	0.29%	0.75%	0.36%	0.02%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements

May 31, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Investor Money Market	Class A, Class C, Class I, Service, Administration, Cash Management, and Resource	Diversified
Investor Tax-Exempt Money Market	Class A, Class C, Class I, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, and Resource	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market- based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

31

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long- term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

32

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2022, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets, as set forth below.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares, as set forth below.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of the Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

33

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2022, Goldman Sachs has advised that it did not retain any CDSCs with respect to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 30, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate and the transfer agency fee rate is 0.16% and 0.01% for all funds, respectively. Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares	Class C Shares		Class I Shares	Capital Shares(a)	Service Shares		Preferred Shares(a)	Select Shares(a)	Administration Shares	Cash Management Shares		Premier Shares(a)	Resource Shares
Administration, Service and/or Shareholder Administration Fees	N/A	0.25%		N/A	0.15%	0.25%		0.10%	0.03%	0.25%	0.50%		0.35%	0.50%
Distribution and/or Service (12b-1) Fees	0.25	0.75	(c)	N/A	N/A	0.25	(b)	N/A	N/A	N/A	0.30	(c)	N/A	0.15	(c)

N/A	– Fees not applicable to respective share class
(a)	Tax-Exempt Money Market Fund only.
(b)	Service (12b-1) fee only.
(c)	Distribution (12b-1) fee only.

34

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

During the six months ended May 31, 2022, GSAM and Goldman Sachs (as applicable) agreed to waive all, or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior period fee waivers and/or expense reimbursements, if any.

For the six months ended May 31, 2022, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Transfer Agent Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Other Expense Reimbursements	Total Expense Reductions
Investor Money Market	$95	$29	$300	$453	$877
Investor Tax-Exempt Money Market	364	46	14	725	1,149

For the six months ended May 31, 2022, the net effective management fee rate for each of the Funds was 0.15% for Investor Money Market and 0.12% for Investor Tax-Exempt Money Market.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees. For the six months ended May 31, 2022, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Investor Money Market	$261,785,000	$205,640,000	$—
Investor Tax-Exempt Money Market	458,750,000	510,240,000	—

As of May 31, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class A Shares	Class C Shares	Class I Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares
Investor Money Market	—	19%	—	—	—	—	—	—	—	—	100%
Investor Tax-Exempt Money Market	—	100%	—	100%	—	—	100%	—	100%	100%	100%

Line of Credit Facility — As of May 31, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

35

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2021, the Funds’ certain timing differences on a tax basis were as follows:

	Investor Money Market	Investor Tax-Exempt Money Market
Timing differences (Distribution Payable)	$2,299	$(7,110)

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily. monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. A low interest rate environment poses additional risks to a Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

36

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

6. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial Development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Mergers and Reorganizations — On February 14, 2022, pursuant to an Agreement and Plan of Reorganization with the BMO Prime Money Market Fund and BMO Tax-Free Money Market Fund (each, an “Acquired Fund”), each a series of BMO Funds, Inc., all of the assets and stated liabilities of the Acquired Funds were transferred to and assumed by Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund (each, an “Acquiring Fund”), respectively, each a series of the Goldman Sachs Trust (the “Reorganization Agreement”) in exchange for shares of the Acquiring Funds having

37

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

8. OTHER MATTERS (continued)

an aggregate NAV equal to the NAV of the Acquired Funds as of the close of business on February 11, 2022. Such shares were then redistributed to the Acquired Funds’ shareholders, in a tax-free exchange as follows:

Acquired Fund	Exchanged Shares/Value of Acquired Funds Issued	Acquired Funds’ Shares Outstanding/Value as of February 11, 2022	Acquired Funds’ Dividend Accrued as of February 11, 2022
BMO Prime Money Market Fund – Premier Class	232,687,767	232,687,767	2,409
BMO Prime Money Market Fund – Investor Class (Class Y)	24,305,228	24,305,228	19
BMO Tax-Free Money Market Fund – Premier Class	347,176,209	347,176,209	1,046
BMO Tax-Free Money Market Fund – Investor Class (Class Y)	21,589,676	21,589,676	18

Pursuant to the Reorganization Agreement, the assets of the Acquired Funds were transferred to the Acquiring Funds in exchange for the assumption of the Acquired Funds’ stated liabilities by the Acquiring Funds and shares of beneficial interest of the Acquiring Funds, in a tax-free exchange as follows:

Acquired Fund / Acquiring Fund	The Acquiring Funds’ Aggregate Net Assets before the Reorganization	The Acquired Funds’ Aggregate Net Assets before the Reorganization	The Acquiring Funds’ Aggregate Net Assets Immediately after the Reorganization
BMO Prime Money Market Fund – Premier Class / Investor Money Market Fund – Class I Shares	$1,354,513,811	$232,687,767	$1,587,201,578
BMO Prime Money Market Fund – Investor Class (Class Y) / Investor Money Market Fund – Administration Shares	37,493,625	24,305,228	61,798,853
BMO Tax-Free Money Market Fund – Premier Class / Investor Tax-Exempt Money Market Fund – Class I Shares	1,598,463,351	347,176,209	1,945,639,560
BMO Tax-Free Money Market Fund – Investor Class (Class Y) / Investor Tax-Exempt Money Market Fund – Administration Shares	314,332	21,589,676	21,904,008

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

38

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021

Class A Shares
Shares sold	41,008,432	41,570,449
Reinvestment of distributions	84,265	54,629
Shares redeemed	(46,033,998)	(122,279,052)
	(4,941,301)	(80,653,974)
Class C Shares
Shares sold	14,370	—
Reinvestment of distributions	3	11
Shares redeemed	—	—
	14,373	11
Class I Shares
Shares sold	1,517,764,946	1,294,131,040
Shares received in connection with merger	232,687,767	—
Reinvestment of distributions	1,903,180	441,962
Shares redeemed	(803,046,763)	(1,421,641,733)
	949,309,130	(127,068,731)
Service Shares
Shares sold	36,267,774	72,120,414
Reinvestment of distributions	10,132	14,140
Shares redeemed	(60,958,098)	(58,857,258)
	(24,680,192)	13,277,296
Administration Shares
Shares sold	44,566,255	73,033,218
Shares received in connection with merger	24,305,228	—
Reinvestment of distributions	29,284	9,895
Shares redeemed	(46,582,153)	(64,161,895)
	22,318,614	8,881,218
Cash Management Shares
Shares sold	43,307,643	175,919,476
Reinvestment of distributions	3,051	16,867
Shares redeemed	(76,267,424)	(164,692,622)
	(32,956,730)	11,243,721
Resource Shares
Shares sold	—	—
Reinvestment of distributions	1	2
Shares redeemed	—	—
	1	2

NET INCREASE IN SHARES	909,063,895	(174,320,457)

39

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2022 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt Money Market Fund

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021

Class A Shares
Shares sold	8,287,308	3,831,016
Reinvestment of distributions	3,105	1,241
Shares redeemed	(3,909,547)	(5,859,727)
	4,380,866	(2,027,470)
Class C Shares
Shares sold	—	—
Reinvestment of distributions	—	2
Shares redeemed	—	(19,478)
	—	(19,476)
Class I Shares
Shares sold	1,375,286,115	1,722,273,833
Shares received in connection with merger	347,176,209	—
Reinvestment of distributions	104,744	20,281
Shares redeemed	(1,268,991,758)	(1,524,019,337)
	453,575,310	198,274,777
Capital Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
Service Shares
Shares sold	48,442	267,289
Reinvestment of distributions	43	62
Shares redeemed	(62,111)	(254,952)
	(13,626)	12,399
Preferred Shares
Shares sold	8,985	38,340
Reinvestment of distributions	—	17
Shares redeemed	(26,003)	(207,295)
	(17,018)	(168,938)
Select Shares
Shares sold	—	—
Reinvestment of distributions	1	—
Shares redeemed	—	—
	1	—
Administration Shares
Shares sold	3,795,737	9,365
Shares received in connection with merger	21,589,676	—
Reinvestment of distributions	5,123	35
Shares redeemed	(4,163,149)	—
	21,227,387	9,400
Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
Premier Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
Resource Shares
Shares sold	4	8,320,150
Reinvestment of distributions	—	287
Shares redeemed	(4)	(11,159,056)
	—	(2,838,619)

NET INCREASE (DECREASE) IN SHARES	479,152,920	193,242,073

40

GOLDMAN SACHS — INVESTOR FUNDS

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Funds’ operations are difficult to predict.

41

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended May 31, 2022 (Unaudited)

As a shareholder of Class A Shares, Class C Shares, Class I Shares, Capital Shares, Service Shares, Preferred Shares, Select Shares, Administration Shares, Cash Management Shares, Premier Shares, or Resource Shares of a Fund you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Class I Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class I Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Resource Shares, Cash Management Shares, Class A Shares, or Class C Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 through May 31, 2022, which represents a period of 182 days in a 365-day year.

Actual Expenses — The first line under each Share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each Share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Investor Money Market Fund				Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*
Class A Shares
Actual	$1,000.00	$1,000.64		$1.45	$1,000.00	$1,000.25		$1.26
Hypothetical 5% return	1,000.00	1,023.49	+	1.46	1,000.00	1,023.67	+	1.28
Class C Shares
Actual	1,000.00	1,000.08		2.20	1,000.00	1,000.03		1.37
Hypothetical 5% return	1,000.00	1,022.73	+	2.22	1,000.00	1,023.56	+	1.38
Class I Shares
Actual	1,000.00	1,001.24		0.85	1,000.00	1,000.74		0.70
Hypothetical 5% return	1,000.00	1,024.08	+	0.86	1,000.00	1,024.23	+	0.71
Capital Shares
Actual	—	—		—	1,000.00	1,000.42		0.70
Hypothetical 5% return	—	—		—	1,000.00	1,024.23	+	0.71
Service Shares
Actual	1,000.00	1,000.26		1.85	1,000.00	1,000.08		1.35
Hypothetical 5% return	1,000.00	1,023.08	+	1.87	1,000.00	1,023.58	+	1.37
Preferred Shares
Actual	—	—		—	1,000.00	1,000.52		0.89
Hypothetical 5% return	—	—		—	1,000.00	1,024.04	+	0.90
Select Shares
Actual	—	—		—	1,000.00	1,000.67		0.70
Hypothetical 5% return	—	—		—	1,000.00	1,024.23	+	0.71
Administration Shares
Actual	1,000.00	1,000.64		1.55	1,000.00	1,000.25		1.52
Hypothetical 5% return	1,000.00	1,023.38	+	1.57	1,000.00	1,023.41	+	1.53
Cash Management Shares
Actual	1,000.00	1,000.08		1.70	1,000.00	1,000.03		0.96
Hypothetical 5% return	1,000.00	1,023.23	+	1.72	1,000.00	1,023.97	+	0.98

42

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended May 31, 2022 (Unaudited) (continued)

	Investor Money Market Fund				Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*	Beginning Account Value 12/1/21	Ending Account Value 5/31/22		Expenses Paid for the 6 months ended 5/31/2022*
Premier Shares
Actual	$—	$—		$—	$1,000.00	$1,000.17		$0.96
Hypothetical 5% return	—	—		—	1,000.00	1,023.97	+	0.97
Resource Shares
Actual	1,000.00	1,000.15		1.92	1,000.00	1,000.03		0.96
Hypothetical 5% return	1,000.00	1,023.02	+	1.94	1,000.00	1,023.97	+	0.97

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Class I Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares
Investor Money Market Fund	0.29%	0.44%	0.17%	—	0.37%	—	—	0.31%	0.34%	—	0.38%

Investor Tax-Exempt Money Market Fund	0.25	0.27	0.14	0.14%	0.27	0.18%	0.14%	0.30	0.19	0.19%	0.19

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

43

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.13 trillion in assets under supervision as of March 31, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Roy W. Templin Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of May 31, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co. LLC by calling (Class A Shares and Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 284657-OTU-1636903 IMMITEMMSAR-22

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 31, 2021.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 4, 2022

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 4, 2022